UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Annual Report

July 31, 2022

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

2022 Sell-Off Sank Stock Returns for the Fiscal Year

Stock market performance changed dramatically during the 12-month period. In the first five months, generally upbeat economic activity and corporate earnings supported solid returns for most broad U.S. and global stock indices. Performance remained positive despite rapidly rising inflation and waning central bank support.

The market climate changed considerably in early 2022. Inflation, which was already at multiyear highs, rose to levels last seen in the early 1980s. The massive fiscal and monetary support unleashed during the pandemic was partly to blame. In addition, escalating energy prices, supply chain breakdowns and labor market shortages further aggravated the inflation rate in the U.S. and other developed markets. Russia’s invasion of Ukraine in February also exacerbated global inflationary pressures.

The Federal Reserve responded to surging inflation in March, launching an aggressive rate-hike campaign and ending its asset purchase program. Policymakers indicated taming inflation remains their priority, even as the economy contracted for two consecutive quarters. Despite a rate-hike total of 2.25 percentage points through July 31, U.S. inflation climbed to a 41-year high of 9.1% in June before easing to 8.5% in July.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and weakening economies triggered sharp market volatility and fueled recession fears. U.S. and global stocks erased their late 2021 gains and declined for the 12-month period. U.S. stocks generally fared better than non-U.S. stocks, large caps outpaced small caps, and value outperformed growth.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and what it broadly means for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2015 Portfolio
Investor Class	AAAFX	-8.57%	-2.82%	3/10/21
S&P Target Date 2015 Index	—	-7.26%	-1.93%	—
I Class	AAAHX	-8.32%	-2.63%	3/10/21
A Class	AAAJX			3/10/21
No sales charge		-8.68%	-3.04%
With sales charge		-13.93%	-7.08%
R Class	AAAKX	-8.97%	-3.33%	3/10/21
R6 Class	AAALX	-8.20%	-2.48%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Effective June 1, 2022, the fund's benchmark changed from the S&P Target Date To 2015 Index to the S&P Target Date 2015 Index. S&P discontinued the S&P Target Date To 2015 Index at the end of May 2022. The fund's investment advisor chose the S&P Target Date 2015 Index as the best replacement.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2020 Portfolio
Investor Class	AAAMX	-8.32%	-2.56%	3/10/21
S&P Target Date To 2020 Index	—	-7.00%	-1.97%	—
I Class	AAAOX	-8.25%	-2.45%	3/10/21
A Class	AABEX			3/10/21
No sales charge		-8.61%	-2.85%
With sales charge		-13.86%	-6.90%
R Class	AABGX	-8.90%	-3.14%	3/10/21
R6 Class	AABHX	-8.13%	-2.29%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2025 Portfolio
Investor Class	AABJX	-9.41%	-3.20%	3/10/21
S&P Target Date To 2025 Index	—	-7.47%	-1.83%	—
I Class	AABKX	-9.25%	-3.01%	3/10/21
A Class	AABQX			3/10/21
No sales charge		-9.70%	-3.49%
With sales charge		-14.87%	-7.51%
R Class	AABRX	-9.90%	-3.71%	3/10/21
R6 Class	AABVX	-9.13%	-2.85%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2030 Portfolio
Investor Class	AABWX	-10.28%	-3.68%	3/10/21
S&P Target Date To 2030 Index	—	-7.82%	-1.65%	—
I Class	AAEWX	-10.03%	-3.41%	3/10/21
A Class	AABZX			3/10/21
No sales charge		-10.48%	-3.89%
With sales charge		-15.59%	-7.89%
R Class	AACHX	-10.67%	-4.11%	3/10/21
R6 Class	AACJX	-9.92%	-3.33%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2035 Portfolio
Investor Class	AACKX	-11.24%	-4.22%	3/10/21
S&P Target Date To 2035 Index	—	-8.14%	-1.41%	—
I Class	AACLX	-11.08%	-4.04%	3/10/21
A Class	AACMX			3/10/21
No sales charge		-11.53%	-4.51%
With sales charge		-16.64%	-8.49%
R Class	AACPX	-11.72%	-4.73%	3/10/21
R6 Class	AACQX	-10.88%	-3.88%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2040 Portfolio
Investor Class	AACSX	-11.73%	-4.35%	3/10/21
S&P Target Date To 2040 Index	—	-8.34%	-1.32%	—
I Class	AACUX	-11.58%	-4.16%	3/10/21
A Class	AACVX			3/10/21
No sales charge		-12.02%	-4.64%
With sales charge		-17.09%	-8.61%
R Class	AACWX	-12.22%	-4.85%	3/10/21
R6 Class	AACZX	-11.37%	-4.00%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2045 Portfolio
Investor Class	AADHX	-11.94%	-4.32%	3/10/21
S&P Target Date To 2045 Index	—	-8.61%	-1.23%	—
I Class	AADJX	-11.79%	-4.13%	3/10/21
A Class	AADKX			3/10/21
No sales charge		-12.14%	-4.53%
With sales charge		-17.18%	-8.51%
R Class	AADLX	-12.33%	-4.74%	3/10/21
R6 Class	AADMX	-11.67%	-3.97%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2050 Portfolio
Investor Class	AADNX	-12.05%	-4.21%	3/10/21
S&P Target Date To 2050 Index	—	-8.71%	-1.25%	—
I Class	AADOX	-11.89%	-4.02%	3/10/21
A Class	AADPX			3/10/21
No sales charge		-12.24%	-4.42%
With sales charge		-17.27%	-8.40%
R Class	AADQX	-12.45%	-4.71%	3/10/21
R6 Class	AADUX	-11.69%	-3.86%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2055 Portfolio
Investor Class	AADVX	-12.17%	-4.17%	3/10/21
S&P Target Date To 2055 Index	—	-8.75%	-1.19%	—
I Class	AADWX	-11.93%	-3.98%	3/10/21
A Class	AADZX			3/10/21
No sales charge		-12.38%	-4.46%
With sales charge		-17.39%	-8.44%
R Class	AAEDX	-12.57%	-4.68%	3/10/21
R6 Class	AAEEX	-11.81%	-3.82%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2060 Portfolio
Investor Class	AAEFX	-12.16%	-4.16%	3/10/21
S&P Target Date To 2060 Index	—	-8.77%	-1.21%	—
I Class	AAEGX	-11.92%	-3.98%	3/10/21
A Class	AAEHX			3/10/21
No sales charge		-12.37%	-4.45%
With sales charge		-17.38%	-8.43%
R Class	AAEIX	-12.56%	-4.67%	3/10/21
R6 Class	AAEJX	-11.90%	-3.89%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2065 Portfolio
Investor Class	AAEKX	-12.20%	-3.81%	3/10/21
S&P Target Date To 2065+ Index	—	-8.20%	-0.70%	—
S&P Target Date To 2060 Index	—	-8.77%	-1.21%	—
I Class	AAELX	-12.05%	-3.63%	3/10/21
A Class	AAEOX			3/10/21
No sales charge		-12.49%	-4.10%
With sales charge		-17.54%	-8.10%
R Class	AAEUX	-12.68%	-4.32%	3/10/21
R6 Class	AAEVX	-11.84%	-3.47%	3/10/21
Effective October 1, 2021, the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Target Date To 2065+ Index is more reflective of the fund's strategy.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2015 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,609

S&P Target Date 2015 Index — $9,732

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice Blend+ 2020 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,645

S&P Target Date To 2020 Index — $9,727

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2025 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,557

S&P Target Date To 2025 Index — $9,746

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice Blend+ 2030 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,492

S&P Target Date To 2030 Index — $9,771

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2035 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,417

S&P Target Date To 2035 Index — $9,805

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice Blend+ 2040 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,400

S&P Target Date To 2040 Index — $9,816

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2045 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,404

S&P Target Date To 2045 Index — $9,829

Growth of $10,000 Over Life of One Choice Blend+ 2050 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,419

S&P Target Date To 2050 Index — $9,826

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2055 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,424

S&P Target Date To 2055 Index — $9,835

Growth of $10,000 Over Life of One Choice Blend+ 2060 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,425

S&P Target Date To 2060 Index — $9,832

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2065 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $9,473

S&P Target Date To 2065+ Index — $9,903

S&P Target Date To 2060 Index — $9,832

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	R Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.62%	0.42%	0.87%	1.12%	0.27%
One Choice Blend+ 2020 Portfolio	0.62%	0.42%	0.87%	1.12%	0.27%
One Choice Blend+ 2025 Portfolio	0.60%	0.40%	0.85%	1.10%	0.25%
One Choice Blend+ 2030 Portfolio	0.59%	0.39%	0.84%	1.09%	0.24%
One Choice Blend+ 2035 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2040 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2045 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2050 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2055 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2060 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2065 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
The total annual fund operating expenses shown is as stated in the fund's prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and John Donner

Performance Summary

Each of the One Choice® Blend+ Portfolios (the Portfolios) declined in value during the fiscal year ended July 31, 2022, ranging from -8.57%* for the One Choice Blend+ 2015 Portfolio to -12.20% for the One Choice Blend+ 2065 Portfolio. See pages 3-19 for more detailed performance information. The period was marked by a sharp and hawkish shift in U.S. Federal Reserve (Fed) policy. As interest rates rose and economic growth slowed, global bonds lost value and global equity markets sold off.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Early in the period, global equity markets rose, aided by positive corporate earnings, increasing vaccination rates and economic optimism. The market encountered periods of volatility as the spread of a more-transmissible COVID-19 variant led to uncertainty and renewed restrictions in some regions. Nevertheless, stocks gained throughout 2021, as investors revised their worst-case fears about the omicron variant and global economic growth. As 2022 progressed, higher inflation, rising interest rates and mounting geopolitical tensions weighed on investor confidence. Tighter central bank policy ignited recession fears in many countries, and global stocks suffered widespread declines. During the final month of the period, investor sentiment shifted again. Global equities gained in July on hopes that weaker economic data would moderate inflation and allow central banks to slow the pace and magnitude of monetary tightening.

U.S. stock returns were initially buoyed by upbeat economic and earnings data and accommodative monetary policy. The Fed appeared unfazed by inflation, viewing rising prices as a temporary economic consequence of the pandemic recovery. But as inflation surged toward multidecade highs, the Fed began tightening monetary policy by ending bond buying and hiking the federal funds rate target from near zero to 2.50% between March and July. In that environment, U.S. equities sold off on fears that higher rates and inflation could trigger a recession and weaken corporate profits. Value stocks outperformed growth stocks across capitalization categories for much of the period.

European stocks experienced broad-based declines as higher energy costs, signs of slowing economic growth and the war in Ukraine all weighed on investor sentiment. Stocks in the U.K., Japan and emerging markets declined as well. In July, non-U.S. developed markets stocks rose on better-than-expected corporate earnings, retreating commodity prices and hopes that market valuations already reflected a severe downturn. Emerging markets stocks declined throughout the period as risk premiums rose. Regulatory uncertainty and credit concerns in China also dampened sentiment toward emerging markets.

In the global bond market, yields rose as central banks became less accommodating. Surging inflation, resurgent waves of COVID-19 cases, lockdowns in China and Russia’s invasion of Ukraine contributed to rate volatility during the period. Rising interest rates and widening credit spreads drove fixed-income returns lower throughout much of the period. In July, investor sentiment shifted, and global bonds produced positive returns as yields moved lower (bond yields and prices move in opposite directions).

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-13 for returns for all share classes.

In the U.S. bond market, renewed COVID-19 worries triggered a global flight to quality that sent U.S. Treasury yields lower early in the period. That changed as investors refocused on inflation pressures, and the Fed raised its rate target at the most rapid pace in decades. Economically sensitive corporate bonds fell sharply, with high-yield bonds underperforming investment-grade corporates.

It was a similar story in Europe, where bonds initially gained. But Russia’s invasion of Ukraine sent fuel prices surging, contributing to higher inflation and European Central Bank rate hikes. Bonds lost value in the U.K., too, as inflation there reached a 40-year high. Japan’s benchmark 10-year government bond yield edged higher alongside global bond yields. In emerging markets, bonds declined as the U.S. dollar strengthened, interest rates rose and risk premiums increased.

Portfolio Information

Each One Choice Blend+ Portfolio is a fund of funds that invests in American Century Investments mutual funds and exchange-traded funds and Avantis Investors® mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio. A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and short-term investments until reaching its most conservative allocation approximately five years after the target date, when its target asset mix becomes fixed.

Portfolio Performance

In a difficult market environment, many stock and bond positions delivered negative results, with the One Choice Blend+ Portfolios declining in value and underperforming their respective benchmarks. In part, this was the result of several equity strategies underperforming benchmarks. Focused Dynamic Growth Fund, Emerging Markets Fund and Focused International Growth Fund were some of the weaker performers in the Portfolios that held them. U.S. and non-U.S. bond holdings also detracted from absolute and relative performance, led by Avantis Core Fixed Income Fund and Global Bond Fund. On the other hand, security selection lifted U.S. value holdings and was additive to results. Among value equity holdings, Avantis U.S. Small Cap Value Fund, Mid Cap Value Fund and Focused Large Cap Value Fund produced positive absolute returns and significantly outperformed their benchmarks. Global Real Estate Fund and Avantis International Equity Fund declined in absolute terms but held up much better than their benchmarks. Short Duration Inflation Protection Bond Fund also gained outright during the period and contributed to relative performance.

Dynamic Risk Management Process

Recession risk has increased, given changes in U.S. consumer spending and signs of slowing growth across many global economies. However, stagflation remains our base case for the U.S. economy in 2022, with sustained high inflation and sluggish growth. Outside the U.S., recession risk is higher, particularly in Europe, where high energy prices likely will persist for the foreseeable future.

Inflation may be moderating, but it is nevertheless likely to remain elevated for some time. Our fixed-income team sees anecdotal evidence that inflation may be nearing a peak. For example, wage increases appear to be leveling off, some retail prices are declining and retail inventories are high. Global supply chains have started to unkink, but the invasion of Ukraine provides an additional layer of complexity and may affect companies ranging from food and semiconductors to automotive.

As of July 31, all One Choice Blend+ Target Date Portfolios remained at the long-term strategic glide path weightings across all vintages. Our Dynamic Risk Management Signal was enhanced during the period to incorporate a broader set of macroeconomic and market signals. The enhanced model stood at a neutral reading overall, with valuation and momentum indicators favoring equities, while macroeconomic and volatility readings favored bonds.

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2022
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Domestic Fixed Income Funds	46.2%	43.7%	38.9%	32.8%
Domestic Equity Funds	30.1%	31.9%	35.2%	39.8%
International Fixed Income Funds	13.0%	12.6%	12.0%	10.9%
International Equity Funds	10.7%	11.8%	13.9%	16.5%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Domestic Fixed Income Funds	26.3%	20.6%	15.3%	11.2%
Domestic Equity Funds	44.7%	49.4%	54.4%	58.2%
International Fixed Income Funds	9.4%	7.7%	5.7%	4.2%
International Equity Funds	19.6%	22.3%	24.6%	26.4%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Domestic Fixed Income Funds	8.5%	7.2%	7.2%
Domestic Equity Funds	60.6%	61.9%	61.9%
International Fixed Income Funds	3.2%	2.7%	2.7%
International Equity Funds	27.7%	28.2%	28.2%
Other Assets and Liabilities	—(1)	—	—
(1)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2015 Portfolio
Actual
Investor Class	$1,000	$934.50	$2.73	0.57%
I Class	$1,000	$935.50	$1.78	0.37%
A Class	$1,000	$934.40	$3.93	0.82%
R Class	$1,000	$932.40	$5.13	1.07%
R6 Class	$1,000	$936.40	$1.06	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
One Choice Blend+ 2020 Portfolio
Actual
Investor Class	$1,000	$932.70	$2.73	0.57%
I Class	$1,000	$932.70	$1.77	0.37%
A Class	$1,000	$930.80	$3.93	0.82%
R Class	$1,000	$928.80	$5.12	1.07%
R6 Class	$1,000	$933.70	$1.05	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
One Choice Blend+ 2025 Portfolio
Actual
Investor Class	$1,000	$928.10	$2.72	0.57%
I Class	$1,000	$929.10	$1.77	0.37%
A Class	$1,000	$926.10	$3.92	0.82%
R Class	$1,000	$925.10	$5.11	1.07%
R6 Class	$1,000	$930.10	$1.05	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2030 Portfolio
Actual
Investor Class	$1,000	$921.30	$2.76	0.58%
I Class	$1,000	$922.40	$1.81	0.38%
A Class	$1,000	$920.30	$3.95	0.83%
R Class	$1,000	$919.30	$5.14	1.08%
R6 Class	$1,000	$922.40	$1.10	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2035 Portfolio
Actual
Investor Class	$1,000	$914.30	$2.75	0.58%
I Class	$1,000	$915.30	$1.80	0.38%
A Class	$1,000	$913.20	$3.94	0.83%
R Class	$1,000	$912.20	$5.12	1.08%
R6 Class	$1,000	$916.30	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2040 Portfolio
Actual
Investor Class	$1,000	$910.40	$2.75	0.58%
I Class	$1,000	$911.40	$1.80	0.38%
A Class	$1,000	$908.40	$3.93	0.83%
R Class	$1,000	$907.40	$5.11	1.08%
R6 Class	$1,000	$912.40	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2045 Portfolio
Actual
Investor Class	$1,000	$907.70	$2.74	0.58%
I Class	$1,000	$908.70	$1.80	0.38%
A Class	$1,000	$907.60	$3.93	0.83%
R Class	$1,000	$906.70	$5.11	1.08%
R6 Class	$1,000	$909.70	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2050 Portfolio
Actual
Investor Class	$1,000	$906.70	$2.74	0.58%
I Class	$1,000	$907.70	$1.80	0.38%
A Class	$1,000	$905.80	$3.92	0.83%
R Class	$1,000	$904.70	$5.10	1.08%
R6 Class	$1,000	$908.70	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2055 Portfolio
Actual
Investor Class	$1,000	$905.80	$2.74	0.58%
I Class	$1,000	$906.80	$1.80	0.38%
A Class	$1,000	$904.80	$3.92	0.83%
R Class	$1,000	$903.80	$5.10	1.08%
R6 Class	$1,000	$907.80	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2060 Portfolio
Actual
Investor Class	$1,000	$905.90	$2.74	0.58%
I Class	$1,000	$906.90	$1.80	0.38%
A Class	$1,000	$904.90	$3.92	0.83%
R Class	$1,000	$903.90	$5.10	1.08%
R6 Class	$1,000	$906.90	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2065 Portfolio
Actual
Investor Class	$1,000	$905.40	$2.74	0.58%
I Class	$1,000	$906.40	$1.80	0.38%
A Class	$1,000	$904.30	$3.92	0.83%
R Class	$1,000	$903.40	$5.10	1.08%
R6 Class	$1,000	$907.40	$1.09	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JULY 31, 2022

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.2%
Avantis Core Fixed Income Fund G Class	123,346	$1,095,309
Avantis Short-Term Fixed Income Fund G Class	25,874	244,766
High Income Fund G Class	17,835	150,703
Inflation-Adjusted Bond Fund G Class	16,677	199,291
Short Duration Inflation Protection Bond Fund G Class	22,470	246,045
		1,936,114
Domestic Equity Funds — 30.1%
American Century Low Volatility ETF	4,919	211,439
Avantis U.S. Equity Fund G Class	26,478	361,687
Avantis U.S. Small Cap Value Fund G Class	2,545	37,239
Focused Dynamic Growth Fund G Class	5,525	241,993
Focused Large Cap Value Fund G Class	28,212	281,553
Heritage Fund G Class	910	20,249
Mid Cap Value Fund G Class	4,257	70,074
Small Cap Growth Fund G Class	1,978	37,114
		1,261,348
International Fixed Income Funds — 13.0%
Emerging Markets Debt Fund G Class	5,687	49,478
Global Bond Fund G Class	52,781	495,090
		544,568
International Equity Funds — 10.7%
Avantis International Equity Fund G Class	17,958	185,868
Focused International Growth Fund G Class	6,402	101,464
Global Real Estate Fund G Class	3,335	42,950
Non-U.S. Intrinsic Value Fund G Class	13,314	115,963
		446,245
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,371,469)		4,188,275
OTHER ASSETS AND LIABILITIES†		8
TOTAL NET ASSETS — 100.0%		$4,188,283

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.7%
Avantis Core Fixed Income Fund G Class	213,892	$1,899,359
Avantis Short-Term Fixed Income Fund G Class	36,096	341,467
High Income Fund G Class	35,896	303,320
Inflation-Adjusted Bond Fund G Class	28,222	337,251
Short Duration Inflation Protection Bond Fund G Class	34,911	382,275
		3,263,672
Domestic Equity Funds — 31.9%
American Century Low Volatility ETF	8,036	345,421
Avantis U.S. Equity Fund G Class	51,816	707,803
Avantis U.S. Small Cap Value Fund G Class	4,988	72,974
Focused Dynamic Growth Fund G Class	10,744	470,566
Focused Large Cap Value Fund G Class	53,188	530,820
Heritage Fund G Class	2,269	50,506
Mid Cap Value Fund G Class	8,044	132,400
Small Cap Growth Fund G Class	3,785	71,003
		2,381,493
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	12,161	105,799
Global Bond Fund G Class	89,164	836,361
		942,160
International Equity Funds — 11.8%
Avantis Emerging Markets Equity Fund G Class	1,414	14,674
Avantis International Equity Fund G Class	33,994	351,840
Emerging Markets Fund G Class	1,045	10,937
Focused International Growth Fund G Class	12,143	192,459
Global Real Estate Fund G Class	6,549	84,354
International Small-Mid Cap Fund G Class	899	8,620
Non-U.S. Intrinsic Value Fund G Class	24,861	216,539
		879,423
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,013,133)		7,466,748
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$7,466,757

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.9%
Avantis Core Fixed Income Fund G Class	609,155	$5,409,297
Avantis Short-Term Fixed Income Fund G Class	58,776	556,020
High Income Fund G Class	127,189	1,074,744
Inflation-Adjusted Bond Fund G Class	77,354	924,381
Short Duration Inflation Protection Bond Fund G Class	78,748	862,295
		8,826,737
Domestic Equity Funds — 35.2%
American Century Low Volatility ETF	19,132	822,374
Avantis U.S. Equity Fund G Class	182,623	2,494,632
Avantis U.S. Small Cap Value Fund G Class	17,111	250,340
Focused Dynamic Growth Fund G Class	38,004	1,664,586
Focused Large Cap Value Fund G Class	180,524	1,801,632
Heritage Fund G Class	11,593	258,062
Mid Cap Value Fund G Class	27,116	446,327
Small Cap Growth Fund G Class	13,012	244,098
		7,982,051
International Equity Funds — 13.9%
Avantis Emerging Markets Equity Fund G Class	13,817	143,419
Avantis International Equity Fund G Class	111,704	1,156,140
Emerging Markets Fund G Class	12,327	129,062
Focused International Growth Fund G Class	40,495	641,852
Global Real Estate Fund G Class	23,525	303,005
International Small-Mid Cap Fund G Class	8,459	81,119
Non-U.S. Intrinsic Value Fund G Class	79,272	690,458
		3,145,055
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	48,995	426,252
Global Bond Fund G Class	244,747	2,295,726
		2,721,978
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $23,653,519)		22,675,821
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$22,675,830

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.8%
American Century Low Volatility ETF	13,440	$577,708
Avantis U.S. Equity Fund G Class	231,664	3,164,531
Avantis U.S. Small Cap Value Fund G Class	20,615	301,597
Focused Dynamic Growth Fund G Class	48,633	2,130,144
Focused Large Cap Value Fund G Class	216,567	2,161,336
Heritage Fund G Class	18,297	407,297
Mid Cap Value Fund G Class	32,094	528,272
Small Cap Growth Fund G Class	15,690	294,338
		9,565,223
Domestic Fixed Income Funds — 32.8%
Avantis Core Fixed Income Fund G Class	583,517	5,181,632
Avantis Short-Term Fixed Income Fund G Class	26,393	249,679
High Income Fund G Class	138,636	1,171,478
Inflation-Adjusted Bond Fund G Class	63,587	759,871
Short Duration Inflation Protection Bond Fund G Class	47,992	525,512
		7,888,172
International Equity Funds — 16.5%
Avantis Emerging Markets Equity Fund G Class	26,170	271,640
Avantis International Equity Fund G Class	128,306	1,327,967
Emerging Markets Fund G Class	28,433	297,694
Focused International Growth Fund G Class	46,655	739,487
Global Real Estate Fund G Class	29,746	383,129
International Small-Mid Cap Fund G Class	17,713	169,871
Non-U.S. Intrinsic Value Fund G Class	89,001	775,198
		3,964,986
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	60,022	522,189
Global Bond Fund G Class	222,790	2,089,767
		2,611,956
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,670,273)		24,030,337
OTHER ASSETS AND LIABILITIES†		(3)
TOTAL NET ASSETS — 100.0%		$24,030,334

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.7%
American Century Low Volatility ETF	4,887	$210,064
Avantis U.S. Equity Fund G Class	270,758	3,698,557
Avantis U.S. Small Cap Value Fund G Class	23,418	342,611
Focused Dynamic Growth Fund G Class	57,142	2,502,825
Focused Large Cap Value Fund G Class	244,199	2,437,107
Heritage Fund G Class	24,987	556,214
Mid Cap Value Fund G Class	35,750	588,443
Small Cap Growth Fund G Class	17,779	333,531
		10,669,352
Domestic Fixed Income Funds — 26.3%
Avantis Core Fixed Income Fund G Class	503,902	4,474,647
Avantis Short-Term Fixed Income Fund G Class	7,157	67,710
High Income Fund G Class	129,363	1,093,119
Inflation-Adjusted Bond Fund G Class	40,943	489,268
Short Duration Inflation Protection Bond Fund G Class	12,821	140,393
		6,265,137
International Equity Funds — 19.6%
Avantis Emerging Markets Equity Fund G Class	39,063	405,473
Avantis International Equity Fund G Class	136,733	1,415,183
Emerging Markets Fund G Class	52,323	547,820
Focused International Growth Fund G Class	50,130	794,562
Global Real Estate Fund G Class	34,959	450,270
International Small-Mid Cap Fund G Class	28,503	273,345
Non-U.S. Intrinsic Value Fund G Class	91,577	797,636
		4,684,289
International Fixed Income Funds — 9.4%
Emerging Markets Debt Fund G Class	63,490	552,366
Global Bond Fund G Class	180,717	1,695,125
		2,247,491
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,847,120)		23,866,269
OTHER ASSETS AND LIABILITIES†		(9)
TOTAL NET ASSETS — 100.0%		$23,866,260

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.4%
Avantis U.S. Equity Fund G Class	272,792	$3,726,333
Avantis U.S. Small Cap Value Fund G Class	23,230	339,852
Focused Dynamic Growth Fund G Class	57,285	2,509,101
Focused Large Cap Value Fund G Class	242,013	2,415,286
Heritage Fund G Class	27,471	611,506
Mid Cap Value Fund G Class	35,159	578,724
Small Cap Growth Fund G Class	17,776	333,481
		10,514,283
International Equity Funds — 22.3%
Avantis Emerging Markets Equity Fund G Class	42,354	439,636
Avantis International Equity Fund G Class	131,448	1,360,491
Emerging Markets Fund G Class	62,628	655,718
Focused International Growth Fund G Class	48,325	765,952
Global Real Estate Fund G Class	35,777	460,806
International Small-Mid Cap Fund G Class	33,212	318,506
Non-U.S. Intrinsic Value Fund G Class	85,414	743,959
		4,745,068
Domestic Fixed Income Funds — 20.6%
Avantis Core Fixed Income Fund G Class	367,316	3,261,762
High Income Fund G Class	96,777	817,768
Inflation-Adjusted Bond Fund G Class	24,926	297,870
		4,377,400
International Fixed Income Funds — 7.7%
Emerging Markets Debt Fund G Class	49,652	431,971
Global Bond Fund G Class	127,717	1,197,981
		1,629,952
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,794,771)		21,266,703
OTHER ASSETS AND LIABILITIES†		(8)
TOTAL NET ASSETS — 100.0%		$21,266,695

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.4%
Avantis U.S. Equity Fund G Class	340,860	$4,656,144
Avantis U.S. Small Cap Value Fund G Class	28,626	418,804
Focused Dynamic Growth Fund G Class	71,405	3,127,525
Focused Large Cap Value Fund G Class	304,884	3,042,739
Heritage Fund G Class	33,831	753,073
Mid Cap Value Fund G Class	44,262	728,545
Small Cap Growth Fund G Class	22,193	416,347
		13,143,177
International Equity Funds — 24.6%
Avantis Emerging Markets Equity Fund G Class	53,690	557,297
Avantis International Equity Fund G Class	164,407	1,701,616
Emerging Markets Fund G Class	79,549	832,875
Focused International Growth Fund G Class	60,368	956,841
Global Real Estate Fund G Class	44,662	575,252
International Small-Mid Cap Fund G Class	41,029	393,472
Non-U.S. Intrinsic Value Fund G Class	108,051	941,128
		5,958,481
Domestic Fixed Income Funds — 15.3%
Avantis Core Fixed Income Fund G Class	308,993	2,743,860
High Income Fund G Class	81,958	692,549
Inflation-Adjusted Bond Fund G Class	21,036	251,380
		3,687,789
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	42,315	368,140
Global Bond Fund G Class	107,789	1,011,064
		1,379,204
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,774,043)		24,168,651
OTHER ASSETS AND LIABILITIES†		(8)
TOTAL NET ASSETS — 100.0%		$24,168,643

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.2%
Avantis U.S. Equity Fund G Class	252,197	$3,445,008
Avantis U.S. Small Cap Value Fund G Class	21,362	312,520
Focused Dynamic Growth Fund G Class	52,855	2,315,066
Focused Large Cap Value Fund G Class	225,854	2,254,022
Heritage Fund G Class	25,187	560,655
Mid Cap Value Fund G Class	32,719	538,563
Small Cap Growth Fund G Class	16,342	306,577
		9,732,411
International Equity Funds — 26.4%
Avantis Emerging Markets Equity Fund G Class	39,720	412,293
Avantis International Equity Fund G Class	121,787	1,260,495
Emerging Markets Fund G Class	59,103	618,803
Focused International Growth Fund G Class	44,728	708,940
Global Real Estate Fund G Class	32,972	424,680
International Small-Mid Cap Fund G Class	30,544	292,913
Non-U.S. Intrinsic Value Fund G Class	80,084	697,533
		4,415,657
Domestic Fixed Income Funds — 11.2%
Avantis Core Fixed Income Fund G Class	157,119	1,395,213
High Income Fund G Class	41,483	350,533
Inflation-Adjusted Bond Fund G Class	10,457	124,956
		1,870,702
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	21,438	186,515
Global Bond Fund G Class	54,589	512,048
		698,563
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $17,869,502)		16,717,333
OTHER ASSETS AND LIABILITIES†		(4)
TOTAL NET ASSETS — 100.0%		$16,717,329

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.6%
Avantis U.S. Equity Fund G Class	165,025	$2,254,239
Avantis U.S. Small Cap Value Fund G Class	13,788	201,721
Focused Dynamic Growth Fund G Class	34,205	1,498,175
Focused Large Cap Value Fund G Class	147,867	1,475,712
Heritage Fund G Class	16,195	360,506
Mid Cap Value Fund G Class	21,500	353,882
Small Cap Growth Fund G Class	10,638	199,568
		6,343,803
International Equity Funds — 27.7%
Avantis Emerging Markets Equity Fund G Class	26,150	271,432
Avantis International Equity Fund G Class	79,880	826,755
Emerging Markets Fund G Class	38,855	406,809
Focused International Growth Fund G Class	29,092	461,105
Global Real Estate Fund G Class	21,755	280,202
International Small-Mid Cap Fund G Class	19,906	190,901
Non-U.S. Intrinsic Value Fund G Class	52,635	458,451
		2,895,655
Domestic Fixed Income Funds — 8.5%
Avantis Core Fixed Income Fund G Class	74,871	664,851
High Income Fund G Class	19,902	168,170
Inflation-Adjusted Bond Fund G Class	5,056	60,421
		893,442
International Fixed Income Funds — 3.2%
Emerging Markets Debt Fund G Class	10,298	89,590
Global Bond Fund G Class	26,204	245,790
		335,380
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,260,257)		10,468,280
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$10,468,279

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.9%
Avantis U.S. Equity Fund G Class	75,235	$1,027,714
Avantis U.S. Small Cap Value Fund G Class	6,321	92,476
Focused Dynamic Growth Fund G Class	15,519	679,722
Focused Large Cap Value Fund G Class	67,448	673,131
Heritage Fund G Class	7,425	165,287
Mid Cap Value Fund G Class	9,829	161,789
Small Cap Growth Fund G Class	4,855	91,072
		2,891,191
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	11,951	124,048
Avantis International Equity Fund G Class	36,430	377,048
Emerging Markets Fund G Class	17,705	185,369
Focused International Growth Fund G Class	13,249	209,994
Global Real Estate Fund G Class	9,868	127,102
International Small-Mid Cap Fund G Class	9,028	86,583
Non-U.S. Intrinsic Value Fund G Class	23,987	208,926
		1,319,070
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	28,060	249,175
High Income Fund G Class	7,520	63,546
Inflation-Adjusted Bond Fund G Class	1,919	22,931
		335,652
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	3,918	34,089
Global Bond Fund G Class	9,835	92,251
		126,340
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,969,946)		4,672,253
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$4,672,253

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2022

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.9%
Avantis U.S. Equity Fund G Class	36,733	$501,775
Avantis U.S. Small Cap Value Fund G Class	3,079	45,042
Focused Dynamic Growth Fund G Class	7,596	332,693
Focused Large Cap Value Fund G Class	32,928	328,619
Heritage Fund G Class	3,628	80,757
Mid Cap Value Fund G Class	4,795	78,930
Small Cap Growth Fund G Class	2,367	44,402
		1,412,218
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	5,829	60,504
Avantis International Equity Fund G Class	17,782	184,048
Emerging Markets Fund G Class	8,639	90,447
Focused International Growth Fund G Class	6,487	102,825
Global Real Estate Fund G Class	4,777	61,523
International Small-Mid Cap Fund G Class	4,436	42,545
Non-U.S. Intrinsic Value Fund G Class	11,705	101,953
		643,845
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	13,694	121,604
High Income Fund G Class	3,664	30,963
Inflation-Adjusted Bond Fund G Class	942	11,261
		163,828
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	1,913	16,642
Global Bond Fund G Class	4,795	44,978
		61,620
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,464,760)		2,281,511
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$2,281,511

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2022
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $4,371,469 and $8,013,133, respectively)	$4,188,275	$7,466,748
Cash	—	20
Receivable for investments sold	2,528	—
Receivable for capital shares sold	7,902	12,372
Distributions receivable from affiliates	3,386	6,252
	4,202,091	7,485,392

Liabilities
Disbursements in excess of demand deposit cash	2,528	—
Payable for investments purchased	10,461	16,998
Accrued management fees	815	1,630
Distribution and service fees payable	4	7
	13,808	18,635

Net Assets	$4,188,283	$7,466,757

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,375,177	$8,077,974
Distributable earnings	(186,894)	(611,217)
	$4,188,283	$7,466,757

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$382,894	40,677	$9.41
I Class, $0.01 Par Value	$4,816	511	$9.42
A Class, $0.01 Par Value	$4,792	510	$9.40
R Class, $0.01 Par Value	$6,569	700	$9.38
R6 Class, $0.01 Par Value	$3,789,212	401,910	$9.43
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$1,098,986	116,601	$9.43
I Class, $0.01 Par Value	$10,612	1,125	$9.43
A Class, $0.01 Par Value	$9,604	1,021	$9.41
R Class, $0.01 Par Value	$12,089	1,287	$9.39
R6 Class, $0.01 Par Value	$6,335,466	670,842	$9.44
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.97 and $9.98 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JULY 31, 2022
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $23,653,519 and $25,670,273, respectively)	$22,675,821	$24,030,337
Receivable for capital shares sold	51,893	40,438
Distributions receivable from affiliates	18,022	17,943
	22,745,736	24,088,718

Liabilities
Payable for investments purchased	65,100	53,088
Accrued management fees	4,799	5,266
Distribution and service fees payable	7	30
	69,906	58,384

Net Assets	$22,675,830	$24,030,334

Net Assets Consist of:
Capital (par value and paid-in surplus)	$23,692,075	$25,580,595
Distributable earnings	(1,016,245)	(1,550,261)
	$22,675,830	$24,030,334

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$3,081,282	331,323	$9.30
I Class, $0.01 Par Value	$4,793	515	$9.31
A Class, $0.01 Par Value	$4,761	513	$9.28
R Class, $0.01 Par Value	$15,669	1,690	$9.27
R6 Class, $0.01 Par Value	$19,569,325	2,100,835	$9.32
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$3,498,322	378,132	$9.25
I Class, $0.01 Par Value	$4,763	514	$9.27
A Class, $0.01 Par Value	$4,732	512	$9.24
R Class, $0.01 Par Value	$74,020	8,020	$9.23
R6 Class, $0.01 Par Value	$20,448,497	2,204,968	$9.27
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.85 and $9.80 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JULY 31, 2022
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $25,847,120 and $22,794,771, respectively)	$23,866,269	$21,266,703
Cash	295	—
Receivable for capital shares sold	54,427	46,229
Distributions receivable from affiliates	15,690	11,477
	23,936,681	21,324,409

Liabilities
Payable for investments purchased	65,269	53,376
Accrued management fees	5,115	4,288
Distribution and service fees payable	37	50
	70,421	57,714

Net Assets	$23,866,260	$21,266,695

Net Assets Consist of:
Capital (par value and paid-in surplus)	$25,778,429	$22,604,881
Distributable earnings	(1,912,169)	(1,338,186)
	$23,866,260	$21,266,695

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$3,056,377	333,384	$9.17
I Class, $0.01 Par Value	$27,372	2,982	$9.18
A Class, $0.01 Par Value	$4,685	512	$9.15
R Class, $0.01 Par Value	$93,358	10,212	$9.14
R6 Class, $0.01 Par Value	$20,684,468	2,251,800	$9.19
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$1,466,976	160,564	$9.14
I Class, $0.01 Par Value	$4,711	515	$9.15
A Class, $0.01 Par Value	$30,464	3,339	$9.12
R Class, $0.01 Par Value	$110,950	12,175	$9.11
R6 Class, $0.01 Par Value	$19,653,594	2,146,607	$9.16
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.71 and $9.68 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JULY 31, 2022
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $25,774,043 and $17,869,502, respectively)	$24,168,651	$16,717,333
Receivable for capital shares sold	79,372	78,395
Distributions receivable from affiliates	9,625	4,833
	24,257,648	16,800,561

Liabilities
Payable for investments purchased	69,034	68,152
Payable for capital shares redeemed	15,091	11,549
Accrued management fees	4,850	3,448
Distribution and service fees payable	30	83
	89,005	83,232

Net Assets	$24,168,643	$16,717,329

Net Assets Consist of:
Capital (par value and paid-in surplus)	$25,635,087	$17,707,941
Distributable earnings	(1,466,444)	(990,612)
	$24,168,643	$16,717,329

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$1,718,521	187,726	$9.15
I Class, $0.01 Par Value	$13,607	1,485	$9.16
A Class, $0.01 Par Value	$4,687	513	$9.14
R Class, $0.01 Par Value	$60,264	6,604	$9.13
R6 Class, $0.01 Par Value	$22,371,564	2,439,442	$9.17
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$1,481,544	162,077	$9.14
I Class, $0.01 Par Value	$4,723	516	$9.15
A Class, $0.01 Par Value	$4,694	514	$9.13
R Class, $0.01 Par Value	$194,682	21,360	$9.11
R6 Class, $0.01 Par Value	$15,031,686	1,641,255	$9.16
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.70 and $9.69 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JULY 31, 2022
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $11,260,257 and $4,969,946, respectively)	$10,468,280	$4,672,253
Receivable for capital shares sold	66,237	47,482
Distributions receivable from affiliates	2,298	842
	10,536,815	4,720,577

Liabilities
Payable for investments purchased	47,539	35,673
Payable for capital shares redeemed	18,807	11,575
Accrued management fees	2,108	1,031
Distribution and service fees payable	82	45
	68,536	48,324

Net Assets	$10,468,279	$4,672,253

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,214,005	$4,967,246
Distributable earnings	(745,726)	(294,993)
	$10,468,279	$4,672,253

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$696,458	76,215	$9.14
I Class, $0.01 Par Value	$4,723	516	$9.15
A Class, $0.01 Par Value	$4,695	515	$9.12
R Class, $0.01 Par Value	$184,763	20,280	$9.11
R6 Class, $0.01 Par Value	$9,577,640	1,045,474	$9.16
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$687,349	75,116	$9.15
I Class, $0.01 Par Value	$10,996	1,201	$9.16
A Class, $0.01 Par Value	$4,883	535	$9.13
R Class, $0.01 Par Value	$98,287	10,778	$9.12
R6 Class, $0.01 Par Value	$3,870,738	422,405	$9.16
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.68 and $9.69 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

JULY 31, 2022
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,464,760)	$2,281,511
Receivable for capital shares sold	15,807
Distributions receivable from affiliates	421
2,297,739

Liabilities
Payable for investments purchased	15,367
Accrued management fees	779
Distribution and service fees payable	82
16,228

Net Assets	$2,281,511

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,486,672
Distributable earnings	(205,161)
$2,281,511

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$1,144,829	124,524	$9.19
I Class, $0.01 Par Value	$4,748	516	$9.20
A Class, $0.01 Par Value	$4,715	514	$9.17
R Class, $0.01 Par Value	$205,761	22,465	$9.16
R6 Class, $0.01 Par Value	$921,458	100,069	$9.21
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.73 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio. A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$37,973	$112,524

Expenses:
Management fees	5,376	14,091
Distribution and service fees:
A Class	13	25
R Class	30	53
Directors' fees and expenses	37	101
	5,456	14,270
Fees waived	(252)	(567)
	5,204	13,703

Net investment income (loss)	32,769	98,821

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(46,342)	(197,935)
Capital gain distributions received from underlying funds	18,902	67,300
	(27,440)	(130,635)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(185,890)	(549,434)

Net realized and unrealized gain (loss) on affiliates	(213,330)	(680,069)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(180,561)	$(581,248)

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$246,899	$269,840

Expenses:
Management fees	32,426	37,733
Distribution and service fees:
A Class	13	13
R Class	131	245
Directors' fees and expenses	224	266
	32,794	38,257
Fees waived	(1,000)	(771)
	31,794	37,486

Net investment income (loss)	215,105	232,354

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(344,275)	(271,840)
Capital gain distributions received from underlying funds	162,892	205,406
	(181,383)	(66,434)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,012,713)	(1,693,272)

Net realized and unrealized gain (loss) on affiliates	(1,194,096)	(1,759,706)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(978,991)	$(1,527,352)

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$253,097	$169,932

Expenses:
Management fees	36,310	25,379
Distribution and service fees:
A Class	13	63
R Class	221	409
Directors' fees and expenses	277	210
	36,821	26,061
Fees waived	(273)	—
	36,548	26,061

Net investment income (loss)	216,549	143,871

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(341,502)	(133,416)
Capital gain distributions received from underlying funds	255,283	212,805
	(86,219)	79,389

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(2,026,724)	(1,557,088)

Net realized and unrealized gain (loss) on affiliates	(2,112,943)	(1,477,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,896,394)	$(1,333,828)

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$164,927	$120,313

Expenses:
Management fees	26,577	20,203
Distribution and service fees:
A Class	13	13
R Class	169	651
Directors' fees and expenses	230	159
	26,989	21,026

Net investment income (loss)	137,938	99,287

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(227,380)	(94,067)
Capital gain distributions received from underlying funds	253,717	189,024
	26,337	94,957

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,614,496)	(1,180,048)

Net realized and unrealized gain (loss) on affiliates	(1,588,159)	(1,085,091)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,450,221)	$(985,804)

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$76,022	$33,953

Expenses:
Management fees	13,038	6,293
Distribution and service fees:
A Class	13	13
R Class	512	303
Directors' fees and expenses	105	44
	13,668	6,653

Net investment income (loss)	62,354	27,300

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(123,740)	(65,891)
Capital gain distributions received from underlying funds	129,341	54,183
	5,601	(11,708)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(805,092)	(307,513)

Net realized and unrealized gain (loss) on affiliates	(799,491)	(319,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(737,137)	$(291,921)

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$40,805

Expenses:
Management fees	6,387
Distribution and service fees:
A Class	13
R Class	700
Directors' fees and expenses	31
7,131

Net investment income (loss)	33,674

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(72,142)
Capital gain distributions received from underlying funds	45,480
(26,662)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(201,882)

Net realized and unrealized gain (loss) on affiliates	(228,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,870)

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEAR ENDED JULY 31, 2022 AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021(1)	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$32,769	$72	$98,821	$159
Net realized gain (loss)	(27,440)	—	(130,635)	824
Change in net unrealized appreciation (depreciation)	(185,890)	2,696	(549,434)	3,049
Net increase (decrease) in net assets resulting from operations	(180,561)	2,768	(581,248)	4,032

Distributions to Shareholders
From earnings:
Investor Class	(8,642)	—	(33,063)	—
I Class	(119)	—	(256)	—
A Class	(99)	—	(217)	—
R Class	(116)	—	(196)	—
R6 Class	(125)	—	(269)	—
Decrease in net assets from distributions	(9,101)	—	(34,001)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,203,786	171,391	8,024,295	53,679

Net increase (decrease) in net assets	4,014,124	174,159	7,409,046	57,711

Net Assets
Beginning of period	174,159	—	57,711	—
End of period	$4,188,283	$174,159	$7,466,757	$57,711
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022 AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021(1)	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$215,105	$2,865	$232,354	$3,159
Net realized gain (loss)	(181,383)	5,477	(66,434)	(590)
Change in net unrealized appreciation (depreciation)	(1,012,713)	35,015	(1,693,272)	53,336
Net increase (decrease) in net assets resulting from operations	(978,991)	43,357	(1,527,352)	55,905

Distributions to Shareholders
From earnings:
Investor Class	(79,040)	—	(77,258)	—
I Class	(152)	—	(145)	—
A Class	(133)	—	(126)	—
R Class	(1,127)	—	(1,133)	—
R6 Class	(159)	—	(152)	—
Decrease in net assets from distributions	(80,611)	—	(78,814)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,078,009	1,614,066	23,608,775	1,971,820

Net increase (decrease) in net assets	21,018,407	1,657,423	22,002,609	2,027,725

Net Assets
Beginning of period	1,657,423	—	2,027,725	—
End of period	$22,675,830	$1,657,423	$24,030,334	$2,027,725
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022 AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021(1)	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$216,549	$2,139	$143,871	$771
Net realized gain (loss)	(86,219)	226	79,389	(60)
Change in net unrealized appreciation (depreciation)	(2,026,724)	45,873	(1,557,088)	29,020
Net increase (decrease) in net assets resulting from operations	(1,896,394)	48,238	(1,333,828)	29,731

Distributions to Shareholders
From earnings:
Investor Class	(62,283)	—	(30,962)	—
I Class	(869)	—	(159)	—
A Class	(130)	—	(903)	—
R Class	(575)	—	(1,900)	—
R6 Class	(156)	—	(165)	—
Decrease in net assets from distributions	(64,013)	—	(34,089)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	24,146,924	1,631,505	21,795,891	808,990

Net increase (decrease) in net assets	22,186,517	1,679,743	20,427,974	838,721

Net Assets
Beginning of period	1,679,743	—	838,721	—
End of period	$23,866,260	$1,679,743	$21,266,695	$838,721
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022 AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021(1)	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$137,938	$149	$99,287	$129
Net realized gain (loss)	26,337	(187)	94,957	(540)
Change in net unrealized appreciation (depreciation)	(1,614,496)	9,104	(1,180,048)	27,879
Net increase (decrease) in net assets resulting from operations	(1,450,221)	9,066	(985,804)	27,468

Distributions to Shareholders
From earnings:
Investor Class	(23,979)	—	(28,443)	—
I Class	(450)	—	(171)	—
A Class	(136)	—	(151)	—
R Class	(562)	—	(3,333)	—
R6 Class	(162)	—	(178)	—
Decrease in net assets from distributions	(25,289)	—	(32,276)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,181,867	453,220	16,793,129	914,812

Net increase (decrease) in net assets	23,706,357	462,286	15,775,049	942,280

Net Assets
Beginning of period	462,286	—	942,280	—
End of period	$24,168,643	$462,286	$16,717,329	$942,280
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022 AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021(1)	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$62,354	$106	$27,300	$129
Net realized gain (loss)	5,601	(232)	(11,708)	(447)
Change in net unrealized appreciation (depreciation)	(805,092)	13,115	(307,513)	9,820
Net increase (decrease) in net assets resulting from operations	(737,137)	12,989	(291,921)	9,502

Distributions to Shareholders
From earnings:
Investor Class	(19,309)	—	(11,161)	—
I Class	(174)	—	(291)	—
A Class	(154)	—	(150)	—
R Class	(1,760)	—	(796)	—
R6 Class	(181)	—	(176)	—
Decrease in net assets from distributions	(21,578)	—	(12,574)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,778,001	436,004	4,635,724	331,522

Net increase (decrease) in net assets	10,019,286	448,993	4,331,229	341,024

Net Assets
Beginning of period	448,993	—	341,024	—
End of period	$10,468,279	$448,993	$4,672,253	$341,024
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2022 AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$33,674	$121
Net realized gain (loss)	(26,662)	(1,216)
Change in net unrealized appreciation (depreciation)	(201,882)	18,633
Net increase (decrease) in net assets resulting from operations	(194,870)	17,538

Distributions to Shareholders
From earnings:
Investor Class	(22,091)	—
I Class	(174)	—
A Class	(154)	—
R Class	(5,230)	—
R6 Class	(180)	—
Decrease in net assets from distributions	(27,829)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,897,393	589,279

Net increase (decrease) in net assets	1,674,694	606,817

Net Assets
Beginning of period	606,817	—
End of period	$2,281,511	$606,817
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2022

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. All classes of the funds commenced sale on March 10, 2021, the funds’ inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund’s management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund’s daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended July 31, 2022, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended July 31, 2022 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$52	$1	—	—	$199
One Choice Blend+ 2020 Portfolio	$146	—	—	—	$421
One Choice Blend+ 2025 Portfolio	$274	—	—	$2	$724
One Choice Blend+ 2030 Portfolio	$201	—	—	$3	$567
One Choice Blend+ 2035 Portfolio	$52	—	—	$1	$220
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2022 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2022 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$4,744,403	$9,699,717	$25,617,432	$26,998,202
Sales	$498,037	$1,580,264	$3,242,073	$3,030,512

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$26,968,749	$23,348,362	$26,777,248	$17,782,398
Sales	$2,413,811	$1,229,890	$1,229,110	$696,305

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$11,867,540	$5,083,853	$2,549,156
Sales	$919,429	$379,226	$600,448

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	29,334	$307,041	14,576	$151,391
Issued in reinvestment of distributions	832	8,642	—	—
Redeemed	(4,065)	(40,423)	—	—
	26,101	275,260	14,576	151,391
I Class
Sold	957	9,950	500	5,000
Issued in reinvestment of distributions	11	119	—	—
Redeemed	(957)	(10,007)	—	—
	11	62	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	10	99	—	—
	10	99	500	5,000
R Class
Sold	293	2,976	500	5,000
Issued in reinvestment of distributions	11	116	—	—
Redeemed	(104)	(1,020)	—	—
	200	2,072	500	5,000
R6 Class
Sold	469,331	4,571,586	500	5,000
Issued in reinvestment of distributions	12	125	—	—
Redeemed	(67,933)	(645,418)	—	—
	401,410	3,926,293	500	5,000
Net increase (decrease)	427,732	$4,203,786	16,576	$171,391
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	157,301	$1,661,090	12,168	$122,121
Issued in reinvestment of distributions	3,164	33,063	—	—
Redeemed	(45,324)	(421,011)	(10,708)	(108,442)
	115,141	1,273,142	1,460	13,679
I Class
Sold	101	976	1,000	10,000
Issued in reinvestment of distributions	24	256	—	—
	125	1,232	1,000	10,000
A Class
Sold	—	—	1,000	10,000
Issued in reinvestment of distributions	21	217	—	—
	21	217	1,000	10,000
R Class
Sold	274	2,537	1,000	10,000
Issued in reinvestment of distributions	19	196	—	—
Redeemed	(6)	(57)	—	—
	287	2,676	1,000	10,000
R6 Class
Sold	792,578	7,916,422	1,000	10,000
Issued in reinvestment of distributions	26	269	—	—
Redeemed	(122,762)	(1,169,663)	—	—
	669,842	6,747,028	1,000	10,000
Net increase (decrease)	785,416	$8,024,295	5,460	$53,679
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	273,091	$2,786,933	174,858	$1,799,888
Issued in reinvestment of distributions	7,607	79,040	—	—
Redeemed	(103,721)	(1,041,359)	(20,512)	(213,007)
	176,977	1,824,614	154,346	1,586,881
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	15	152	—	—
	15	152	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	13	133	—	—
	13	133	500	5,000
R Class
Sold	5,338	54,840	1,205	12,185
Issued in reinvestment of distributions	108	1,127	—	—
Redeemed	(4,961)	(49,162)	—	—
	485	6,805	1,205	12,185
R6 Class
Sold	2,383,054	22,904,859	500	5,000
Issued in reinvestment of distributions	15	159	—	—
Redeemed	(282,734)	(2,658,713)	—	—
	2,100,335	20,246,305	500	5,000
Net increase (decrease)	2,277,825	$22,078,009	157,051	$1,614,066
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	275,586	$2,802,570	192,386	$1,978,917
Issued in reinvestment of distributions	7,400	77,258	—	—
Redeemed	(94,183)	(931,007)	(3,057)	(31,452)
	188,803	1,948,821	189,329	1,947,465
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	14	145	—	—
	14	145	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	12	126	—	—
	12	126	500	5,000
R Class
Sold	7,165	72,518	7,930	83,341
Issued in reinvestment of distributions	109	1,133	—	—
Redeemed	(168)	(1,658)	(7,016)	(73,986)
	7,106	71,993	914	9,355
R6 Class
Sold	2,446,874	23,955,298	500	5,000
Issued in reinvestment of distributions	15	152	—	—
Redeemed	(242,421)	(2,367,760)	—	—
	2,204,468	21,587,690	500	5,000
Net increase (decrease)	2,400,403	$23,608,775	191,743	$1,971,820
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	262,874	$2,638,852	158,731	$1,636,199
Issued in reinvestment of distributions	5,949	62,283	—	—
Redeemed	(88,154)	(882,461)	(6,016)	(62,440)
	180,669	1,818,674	152,715	1,573,759
I Class
Sold	—	—	2,899	30,000
Issued in reinvestment of distributions	83	869	—	—
	83	869	2,899	30,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	12	130	—	—
	12	130	500	5,000
R Class
Sold	8,725	82,957	1,735	17,746
Issued in reinvestment of distributions	54	575	—	—
Redeemed	(302)	(3,038)	—	—
	8,477	80,494	1,735	17,746
R6 Class
Sold	2,476,842	24,299,869	500	5,000
Issued in reinvestment of distributions	15	156	—	—
Redeemed	(225,557)	(2,053,268)	—	—
	2,251,300	22,246,757	500	5,000
Net increase (decrease)	2,440,541	$24,146,924	158,349	$1,631,505
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	100,859	$1,027,733	74,690	$767,397
Issued in reinvestment of distributions	2,946	30,962	—	—
Redeemed	(17,431)	(177,326)	(500)	(5,190)
	86,374	881,369	74,190	762,207
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	15	159	—	—
	15	159	500	5,000
A Class
Sold	2,753	30,208	500	5,000
Issued in reinvestment of distributions	86	903	—	—
	2,839	31,111	500	5,000
R Class
Sold	13,729	136,758	3,127	32,335
Issued in reinvestment of distributions	181	1,900	—	—
Redeemed	(4,810)	(45,509)	(52)	(552)
	9,100	93,149	3,075	31,783
R6 Class
Sold	2,280,688	22,083,742	500	5,000
Issued in reinvestment of distributions	16	165	—	—
Redeemed	(134,597)	(1,293,804)	—	—
	2,146,107	20,790,103	500	5,000
Net increase (decrease)	2,244,435	$21,795,891	78,765	$808,990
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	164,993	$1,633,369	42,167	$442,742
Issued in reinvestment of distributions	2,266	23,979	—	—
Redeemed	(19,864)	(196,913)	(1,836)	(19,340)
	147,395	1,460,435	40,331	423,402
I Class
Sold	942	10,000	500	5,000
Issued in reinvestment of distributions	43	450	—	—
	985	10,450	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	13	136	—	—
	13	136	500	5,000
R Class
Sold	6,620	64,025	1,441	14,818
Issued in reinvestment of distributions	53	562	—	—
Redeemed	(1,510)	(14,013)	—	—
	5,163	50,574	1,441	14,818
R6 Class
Sold	2,567,009	24,836,124	500	5,000
Issued in reinvestment of distributions	15	162	—	—
Redeemed	(128,082)	(1,176,014)	—	—
	2,438,942	23,660,272	500	5,000
Net increase (decrease)	2,592,498	$25,181,867	43,272	$453,220
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	97,949	$941,829	81,284	$846,934
Issued in reinvestment of distributions	2,683	28,443	—	—
Redeemed	(15,321)	(152,197)	(4,518)	(47,991)
	85,311	818,075	76,766	798,943
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	16	171	—	—
	16	171	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	14	151	—	—
	14	151	500	5,000
R Class
Sold	14,026	133,137	9,970	102,702
Issued in reinvestment of distributions	315	3,333	—	—
Redeemed	(2,775)	(27,366)	(176)	(1,833)
	11,566	109,104	9,794	100,869
R6 Class
Sold	1,710,626	16,533,446	500	5,000
Issued in reinvestment of distributions	17	178	—	—
Redeemed	(69,888)	(667,996)	—	—
	1,640,755	15,865,628	500	5,000
Net increase (decrease)	1,737,662	$16,793,129	88,060	$914,812
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	58,266	$585,196	40,975	$428,121
Issued in reinvestment of distributions	1,818	19,309	—	—
Redeemed	(22,416)	(202,882)	(2,428)	(25,932)
	37,668	401,623	38,547	402,189
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	16	174	—	—
	16	174	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	15	154	—	—
	15	154	500	5,000
R Class
Sold	21,321	211,607	1,815	18,815
Issued in reinvestment of distributions	166	1,760	—	—
Redeemed	(3,022)	(27,561)	—	—
	18,465	185,806	1,815	18,815
R6 Class
Sold	1,141,573	11,110,629	500	5,000
Issued in reinvestment of distributions	17	181	—	—
Redeemed	(96,616)	(920,566)	—	—
	1,044,974	10,190,244	500	5,000
Net increase (decrease)	1,101,138	$10,778,001	41,862	$436,004
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	52,889	$524,978	31,386	$328,101
Issued in reinvestment of distributions	994	10,577	—	—
Redeemed	(7,078)	(70,536)	(3,075)	(32,333)
	46,805	465,019	28,311	295,768
I Class
Sold	674	7,130	500	5,000
Issued in reinvestment of distributions	27	291	—	—
	701	7,421	500	5,000
A Class
Sold	16	140	504	5,048
Issued in reinvestment of distributions	15	150	—	—
	31	290	504	5,048
R Class
Sold	10,884	105,523	1,972	20,706
Issued in reinvestment of distributions	75	796	—	—
Redeemed	(2,153)	(19,550)	—	—
	8,806	86,769	1,972	20,706
R6 Class
Sold	468,475	4,506,850	500	5,000
Issued in reinvestment of distributions	17	176	—	—
Redeemed	(46,587)	(430,801)	—	—
	421,905	4,076,225	500	5,000
Net increase (decrease)	478,248	$4,635,724	31,787	$331,522
(1)March 10, 2021 (fund inception) through July 31, 2021.

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	83,912	$842,382	56,234	$586,651
Issued in reinvestment of distributions	2,060	22,019	—	—
Redeemed	(11,632)	(120,966)	(6,050)	(60,245)
	74,340	743,435	50,184	526,406
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	16	174	—	—
	16	174	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	14	154	—	—
	14	154	500	5,000
R Class
Sold	27,795	288,450	5,334	55,981
Issued in reinvestment of distributions	489	5,230	—	—
Redeemed	(10,386)	(103,620)	(767)	(8,108)
	17,898	190,060	4,567	47,873
R6 Class
Sold	102,821	992,817	500	5,000
Issued in reinvestment of distributions	17	180	—	—
Redeemed	(3,269)	(29,427)	—	—
	99,569	963,570	500	5,000
Net increase (decrease)	191,837	$1,897,393	56,251	$589,279
(1)March 10, 2021 (fund inception) through July 31, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The tax character of distributions paid during the year ended July 31, 2022 and period ended July 31, 2021 were as follows:

	2022		2021(1)
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Blend+ 2015 Portfolio	$9,101	—	—	—
One Choice Blend+ 2020 Portfolio	$34,001	—	—	—
One Choice Blend+ 2025 Portfolio	$80,611	—	—	—
One Choice Blend+ 2030 Portfolio	$78,814	—	—	—
One Choice Blend+ 2035 Portfolio	$64,013	—	—	—
One Choice Blend+ 2040 Portfolio	$34,089	—	—	—
One Choice Blend+ 2045 Portfolio	$25,289	—	—	—
One Choice Blend+ 2050 Portfolio	$32,276	—	—	—
One Choice Blend+ 2055 Portfolio	$21,578	—	—	—
One Choice Blend+ 2060 Portfolio	$12,574	—	—	—
One Choice Blend+ 2065 Portfolio	$27,829	—	—	—
(1)March 10, 2021 (fund inception) through July 31, 2021.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$4,401,774	$8,098,955	$23,897,119	$25,926,439
Gross tax appreciation of investments	$2,098	—	$4,112	$1,387
Gross tax depreciation of investments	(215,597)	$(632,207)	(1,225,410)	(1,897,489)
Net tax appreciation (depreciation) of investments	$(213,499)	$(632,207)	$(1,221,298)	$(1,896,102)
Undistributed ordinary income	$23,740	$65,860	$143,293	$156,724
Accumulated long-term gains	$2,865	—	$61,760	$189,117
Accumulated short-term capital losses	—	$(44,870)	—	—

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$26,139,269	$22,922,056	$25,994,623	$17,957,524
Gross tax appreciation of investments	$192	—	$1,045	$377
Gross tax depreciation of investments	(2,273,192)	$(1,655,353)	(1,827,017)	(1,240,568)
Net tax appreciation (depreciation) of investments	$(2,273,000)	$(1,655,353)	$(1,825,972)	$(1,240,191)
Undistributed ordinary income	$154,910	$110,626	$112,840	$67,264
Accumulated long-term gains	$205,921	$206,541	$246,688	$182,315

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$11,380,079	$5,035,756	$2,531,649
Gross tax appreciation of investments	—	—	$63
Gross tax depreciation of investments	$(911,799)	$(363,503)	(250,201)
Net tax appreciation (depreciation) of investments	$(911,799)	$(363,503)	$(250,138)
Undistributed ordinary income	$40,944	$14,880	$6,007
Accumulated long-term gains	$125,129	$53,630	$38,970

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2022 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$47	$1,249	$145	$(56)	$1,095	123	$(10)	$10
Avantis Short-Term Fixed Income Fund	11	269	29	(6)	245	26	(1)	1
High Income Fund(3)	6	169	16	(8)	151	18	(1)	4
Inflation-Adjusted Bond Fund	9	219	24	(5)	199	17	(1)	3
Short Duration Inflation Protection Bond Fund	11	270	36	1	246	22	(1)	2
American Century Low Volatility ETF	8	235	27	(5)	211	5	(2)	1
Avantis U.S. Equity Fund	14	412	56	(8)	362	26	(4)	—
Avantis U.S. Small Cap Value Fund	1	41	6	1	37	3	—	—
Focused Dynamic Growth Fund	9	293	44	(16)	242	6	(10)	1
Focused Large Cap Value Fund(3)	11	329	45	(13)	282	28	(5)	18
Heritage Fund(3)	1	22	1	(2)	20	1	—	—
Mid Cap Value Fund(3)	3	81	11	(3)	70	4	(1)	4
Small Cap Growth Fund	1	41	2	(3)	37	2	(1)	1
Emerging Markets Debt Fund	2	56	4	(4)	50	6	—	1
Global Bond Fund	22	544	48	(23)	495	53	(3)	5
Avantis International Equity Fund	7	213	23	(11)	186	18	(2)	1
Focused International Growth Fund	4	115	7	(11)	101	6	(2)	—
Global Real Estate Fund(3)	2	51	4	(6)	43	3	(1)	4
Non-U.S. Intrinsic Value Fund	5	135	16	(8)	116	13	(1)	1
	$174	$4,744	$544	$(186)	$4,188	380	$(46)	$57
(1) Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization.
The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$25	$2,510	$506	$(130)	$1,899	214	$(54)	$26
Avantis Short-Term Fixed Income Fund	4	422	75	(9)	342	36	(4)	2
High Income Fund(3)	4	389	61	(29)	303	36	(7)	13
Inflation-Adjusted Bond Fund	5	430	83	(15)	337	28	(7)	9
Short Duration Inflation Protection Bond Fund	5	477	100	—	382	35	(3)	5
American Century Low Volatility ETF	4	417	55	(21)	345	8	(3)	3
Avantis U.S. Equity Fund	8	888	155	(33)	708	52	(12)	2
Avantis U.S. Small Cap Value Fund	1	88	15	(1)	73	5	(1)	1
Focused Dynamic Growth Fund	6	669	144	(60)	471	11	(35)	2
Focused Large Cap Value Fund(3)	6	713	150	(38)	531	53	(18)	62
Heritage Fund(3)	1	64	7	(7)	51	2	(2)	1
Mid Cap Value Fund(3)	2	175	33	(12)	132	8	(3)	15
Small Cap Growth Fund	1	90	10	(10)	71	4	(3)	2
Emerging Markets Debt Fund	2	139	22	(13)	106	12	(3)	1
Global Bond Fund	11	1,080	200	(55)	836	89	(21)	15
Avantis Emerging Markets Equity Fund	—	21	4	(2)	15	1	(1)	—
Avantis International Equity Fund	4	449	64	(37)	352	34	(7)	3
Emerging Markets Fund(3)	—	16	2	(3)	11	1	(1)	1
Focused International Growth Fund	2	239	17	(32)	192	12	(4)	1
Global Real Estate Fund(3)	1	116	16	(17)	84	7	(2)	13
International Small-Mid Cap Fund(4)	—	12	1	(2)	9	1	(1)	—
Non-U.S. Intrinsic Value Fund	3	296	59	(23)	217	25	(6)	3
	$95	$9,700	$1,779	$(549)	$7,467	674	$(198)	$180
(1) Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization.
The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4) Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$414	$6,162	$920	$(247)	$5,409	609	$(85)	$55
Avantis Short-Term Fixed Income Fund	38	608	80	(10)	556	59	(4)	2
High Income Fund(3)	84	1,188	138	(59)	1,075	127	(13)	33
Inflation-Adjusted Bond Fund	71	1,016	138	(25)	924	77	(9)	19
Short Duration Inflation Protection Bond Fund	64	935	138	1	862	79	(3)	9
American Century Low Volatility ETF	53	895	109	(17)	822	19	(4)	5
Avantis U.S. Equity Fund	176	2,769	432	(18)	2,495	183	(30)	4
Avantis U.S. Small Cap Value Fund	17	257	27	3	250	17	—	2
Focused Dynamic Growth Fund	114	1,994	341	(102)	1,665	38	(64)	5
Focused Large Cap Value Fund(3)	129	2,140	389	(78)	1,802	181	(42)	146
Heritage Fund(3)	18	280	22	(18)	258	12	(4)	4
Mid Cap Value Fund(3)	31	513	77	(21)	446	27	(8)	36
Small Cap Growth Fund	17	270	25	(18)	244	13	(6)	5
Avantis Emerging Markets Equity Fund	11	157	6	(18)	144	14	—	—
Avantis International Equity Fund	80	1,275	126	(73)	1,156	112	(11)	6
Emerging Markets Fund(3)	11	152	6	(28)	129	12	(1)	5
Focused International Growth Fund	43	699	45	(55)	642	40	(8)	3
Global Real Estate Fund(3)	21	386	74	(30)	303	24	(8)	32
International Small-Mid Cap Fund(4)	6	89	3	(11)	81	8	—	2
Non-U.S. Intrinsic Value Fund	48	792	98	(51)	691	79	(10)	5
Emerging Markets Debt Fund	35	481	51	(39)	426	49	(6)	4
Global Bond Fund	176	2,559	340	(99)	2,296	245	(28)	28
	$1,657	$25,617	$3,585	$(1,013)	$22,676	2,024	$(344)	$410
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$41	$613	$53	$(23)	$578	13	$(2)	$4
Avantis U.S. Equity Fund	261	3,478	462	(112)	3,165	232	(23)	4
Avantis U.S. Small Cap Value Fund	24	315	36	(1)	302	21	(1)	2
Focused Dynamic Growth Fund	171	2,646	475	(212)	2,130	49	(65)	6
Focused Large Cap Value Fund(3)	183	2,433	308	(147)	2,161	217	(31)	178
Heritage Fund(3)	34	465	57	(35)	407	18	(10)	5
Mid Cap Value Fund(3)	44	586	62	(40)	528	32	(5)	44
Small Cap Growth Fund	25	336	40	(27)	294	16	(9)	6
Avantis Core Fixed Income Fund	454	5,880	837	(315)	5,182	584	(58)	58
Avantis Short-Term Fixed Income Fund	19	253	16	(6)	250	26	—	1
High Income Fund(3)	104	1,268	107	(94)	1,171	139	(6)	40
Inflation-Adjusted Bond Fund	63	798	73	(28)	760	64	(3)	16
Short Duration Inflation Protection Bond Fund	40	525	41	1	525	48	(1)	5
Avantis Emerging Markets Equity Fund	25	312	26	(39)	272	26	(1)	1
Avantis International Equity Fund	110	1,493	159	(116)	1,328	128	(10)	6
Emerging Markets Fund(3)	29	372	30	(73)	298	28	(4)	13
Focused International Growth Fund	61	847	83	(86)	739	47	(13)	3
Global Real Estate Fund(3)	31	454	43	(59)	383	30	(3)	40
International Small-Mid Cap Fund(4)	15	195	15	(25)	170	18	(4)	4
Non-U.S. Intrinsic Value Fund	64	908	126	(71)	775	89	(8)	6
Emerging Markets Debt Fund	48	578	44	(60)	522	60	(2)	6
Global Bond Fund	182	2,243	210	(125)	2,090	223	(13)	27
	$2,028	$26,998	$3,303	$(1,693)	$24,030	2,108	$(272)	$475
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$9	$212	$2	$(9)	$210	5	—	$1
Avantis U.S. Equity Fund	259	3,999	394	(165)	3,699	271	$(35)	4
Avantis U.S. Small Cap Value Fund	23	348	23	(5)	343	23	(2)	2
Focused Dynamic Growth Fund	170	3,022	405	(284)	2,503	57	(91)	6
Focused Large Cap Value Fund(3)	173	2,799	365	(170)	2,437	244	(42)	208
Heritage Fund(3)	39	604	20	(67)	556	25	(4)	6
Mid Cap Value Fund(3)	42	658	61	(50)	589	36	(7)	51
Small Cap Growth Fund	23	360	8	(42)	333	18	(1)	6
Avantis Core Fixed Income Fund	324	5,220	795	(274)	4,475	504	(78)	52
Avantis Short-Term Fixed Income Fund	3	67	—	(2)	68	7	—	—
High Income Fund(3)	80	1,198	90	(95)	1,093	129	(9)	38
Inflation-Adjusted Bond Fund	33	517	42	(19)	489	41	(3)	10
Short Duration Inflation Protection Bond Fund	6	136	2	—	140	13	—	1
Avantis Emerging Markets Equity Fund	30	452	12	(65)	405	39	(2)	1
Avantis International Equity Fund	98	1,541	79	(145)	1,415	137	(11)	5
Emerging Markets Fund(3)	43	680	33	(142)	548	52	(9)	24
Focused International Growth Fund	54	878	24	(113)	795	50	(5)	2
Global Real Estate Fund(3)	32	535	39	(78)	450	35	(5)	53
International Small-Mid Cap Fund(4)	20	308	6	(49)	273	29	(1)	5
Non-U.S. Intrinsic Value Fund	55	911	81	(87)	798	92	(12)	4
Emerging Markets Debt Fund	42	627	52	(65)	552	63	(6)	7
Global Bond Fund	122	1,897	223	(101)	1,695	181	(19)	22
	$1,680	$26,969	$2,756	$(2,027)	$23,866	2,051	$(342)	$508
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$147	$3,946	$249	$(118)	$3,726	273	$(16)	$2
Avantis U.S. Small Cap Value Fund	13	344	16	(1)	340	23	(1)	1
Focused Dynamic Growth Fund	97	2,870	218	(240)	2,509	57	(40)	3
Focused Large Cap Value Fund(3)	97	2,643	178	(147)	2,415	242	(15)	168
Heritage Fund(3)	24	670	37	(46)	611	27	(6)	3
Mid Cap Value Fund(3)	23	623	24	(43)	579	35	(2)	43
Small Cap Growth Fund	13	368	22	(26)	333	18	(5)	3
Avantis Emerging Markets Equity Fund	18	496	14	(60)	440	42	(1)	1
Avantis International Equity Fund	54	1,473	57	(110)	1,360	131	(5)	3
Emerging Markets Fund(3)	27	796	20	(147)	656	63	(3)	25
Focused International Growth Fund	30	849	33	(80)	766	48	(5)	1
Global Real Estate Fund(3)	18	530	18	(69)	461	36	(1)	46
International Small-Mid Cap Fund(4)	13	357	11	(40)	319	33	(3)	3
Non-U.S. Intrinsic Value Fund	30	818	31	(73)	744	85	(2)	2
Avantis Core Fixed Income Fund	127	3,642	329	(178)	3,262	367	(23)	33
High Income Fund(3)	32	872	28	(58)	818	97	(2)	24
Inflation-Adjusted Bond Fund	12	310	14	(10)	298	25	—	5
Emerging Markets Debt Fund	17	477	16	(46)	432	50	(1)	4
Global Bond Fund	47	1,264	48	(65)	1,198	128	(2)	13
	$839	$23,348	$1,363	$(1,557)	$21,267	1,780	$(133)	$383
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$89	$4,957	$268	$(122)	$4,656	341	$(33)	$2
Avantis U.S. Small Cap Value Fund	8	439	29	1	419	29	(3)	1
Focused Dynamic Growth Fund	59	3,598	268	(261)	3,128	71	(71)	2
Focused Large Cap Value Fund(3)	59	3,395	246	(165)	3,043	305	(25)	202
Heritage Fund(3)	14	840	55	(46)	753	34	(14)	3
Mid Cap Value Fund(3)	14	796	33	(48)	729	44	(4)	50
Small Cap Growth Fund	8	461	24	(29)	416	22	(6)	2
Avantis Emerging Markets Equity Fund	11	632	14	(72)	557	54	(1)	—
Avantis International Equity Fund	33	1,893	102	(122)	1,702	164	(15)	2
Emerging Markets Fund(3)	17	1,007	13	(178)	833	80	(3)	29
Focused International Growth Fund	19	1,077	55	(84)	957	60	(15)	1
Global Real Estate Fund(3)	11	666	22	(80)	575	45	(5)	56
International Small-Mid Cap Fund(4)	8	448	21	(42)	393	41	(7)	3
Non-U.S. Intrinsic Value Fund	19	1,059	54	(83)	941	108	(6)	2
Avantis Core Fixed Income Fund	50	3,024	187	(143)	2,744	309	(14)	27
High Income Fund(3)	13	748	23	(45)	693	82	(3)	20
Inflation-Adjusted Bond Fund	5	259	5	(8)	251	21	—	4
Emerging Markets Debt Fund	7	402	5	(36)	368	42	—	3
Global Bond Fund	18	1,076	32	(51)	1,011	108	(2)	10
	$462	$26,777	$1,456	$(1,614)	$24,169	1,960	$(227)	$419
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$187	$3,475	$117	$(100)	$3,445	252	$(8)	$2
Avantis U.S. Small Cap Value Fund	17	304	10	1	312	21	—	1
Focused Dynamic Growth Fund	123	2,536	147	(197)	2,315	53	(35)	3
Focused Large Cap Value Fund(3)	124	2,408	151	(127)	2,254	226	(15)	152
Heritage Fund(3)	30	584	13	(40)	561	25	(2)	3
Mid Cap Value Fund(3)	30	563	19	(35)	539	33	(2)	38
Small Cap Growth Fund	17	319	3	(26)	307	16	(1)	3
Avantis Emerging Markets Equity Fund	23	455	12	(54)	412	40	(1)	1
Avantis International Equity Fund	69	1,333	43	(99)	1,260	122	(3)	4
Emerging Markets Fund(3)	34	738	22	(131)	619	59	(4)	22
Focused International Growth Fund	39	755	13	(72)	709	45	(1)	1
Global Real Estate Fund(3)	23	480	20	(58)	425	33	(5)	40
International Small-Mid Cap Fund(4)	16	317	3	(37)	293	31	(1)	3
Non-U.S. Intrinsic Value Fund	38	760	37	(63)	698	80	(3)	3
Avantis Core Fixed Income Fund	73	1,522	130	(70)	1,395	157	(10)	14
High Income Fund(3)	18	367	10	(25)	350	41	(1)	10
Inflation-Adjusted Bond Fund	7	125	3	(4)	125	10	—	2
Emerging Markets Debt Fund	10	202	8	(18)	186	21	—	2
Global Bond Fund	27	539	29	(25)	512	55	(2)	5
	$905	$17,782	$790	$(1,180)	$16,717	1,320	$(94)	$309
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$97	$2,438	$203	$(78)	$2,254	165	$(17)	$2
Avantis U.S. Small Cap Value Fund	9	211	17	(1)	202	14	(1)	1
Focused Dynamic Growth Fund	64	1,761	184	(143)	1,498	34	(37)	2
Focused Large Cap Value Fund(3)	64	1,731	236	(83)	1,476	148	(22)	104
Heritage Fund(3)	15	402	31	(25)	361	16	(7)	3
Mid Cap Value Fund(3)	15	388	24	(25)	354	22	(2)	25
Small Cap Growth Fund	9	221	14	(16)	200	11	(4)	2
Avantis Emerging Markets Equity Fund	12	310	13	(38)	271	26	(1)	—
Avantis International Equity Fund	36	921	58	(72)	827	80	(5)	2
Emerging Markets Fund(3)	18	502	25	(88)	407	39	(6)	15
Focused International Growth Fund	20	512	19	(52)	461	29	(4)	1
Global Real Estate Fund(3)	12	321	11	(42)	280	22	(2)	27
International Small-Mid Cap Fund(4)	8	213	2	(28)	191	20	(1)	2
Non-U.S. Intrinsic Value Fund	20	528	45	(45)	458	53	(4)	2
Avantis Core Fixed Income Fund	27	791	121	(32)	665	75	(10)	7
High Income Fund(3)	7	182	8	(13)	168	20	—	5
Inflation-Adjusted Bond Fund	2	64	4	(2)	60	5	—	1
Emerging Markets Debt Fund	4	100	5	(9)	90	10	—	1
Global Bond Fund	10	272	24	(13)	245	26	(1)	3
	$449	$11,868	$1,044	$(805)	$10,468	815	$(124)	$205
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$75	$1,059	$78	$(28)	$1,028	75	$(9)	$1
Avantis U.S. Small Cap Value Fund	7	89	4	—	92	6	—	1
Focused Dynamic Growth Fund	49	798	118	(49)	680	16	(23)	1
Focused Large Cap Value Fund(3)	49	740	82	(34)	673	67	(10)	44
Heritage Fund(3)	12	176	12	(11)	165	7	(2)	2
Mid Cap Value Fund(3)	12	165	5	(10)	162	10	(1)	11
Small Cap Growth Fund	7	96	4	(8)	91	5	(1)	1
Avantis Emerging Markets Equity Fund	9	136	6	(15)	124	12	(1)	—
Avantis International Equity Fund	27	399	21	(28)	377	36	(3)	1
Emerging Markets Fund(3)	14	222	15	(36)	185	18	(4)	6
Focused International Growth Fund	15	228	13	(20)	210	13	(3)	1
Global Real Estate Fund(3)	9	143	9	(16)	127	10	(2)	12
International Small-Mid Cap Fund(4)	6	93	—	(12)	87	9	—	1
Non-U.S. Intrinsic Value Fund	15	224	13	(17)	209	24	(2)	1
Avantis Core Fixed Income Fund	18	286	45	(10)	249	28	(4)	2
High Income Fund(3)	5	67	4	(4)	64	8	—	2
Inflation-Adjusted Bond Fund	2	25	1	(3)	23	2	—	—
Emerging Markets Debt Fund	3	38	4	(3)	34	4	—	—
Global Bond Fund	7	100	11	(4)	92	10	(1)	1
	$341	$5,084	$445	$(308)	$4,672	360	$(66)	$88
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$133	$519	$132	$(18)	$502	37	$(5)	$2
Avantis U.S. Small Cap Value Fund	12	45	12	—	45	3	(1)	1
Focused Dynamic Growth Fund	87	380	88	(46)	333	8	(14)	3
Focused Large Cap Value Fund(3)	88	381	118	(22)	329	33	(13)	39
Heritage Fund(3)	21	92	22	(10)	81	4	(4)	3
Mid Cap Value Fund(3)	21	88	24	(6)	79	5	(3)	9
Small Cap Growth Fund	12	52	15	(5)	44	2	(3)	3
Avantis Emerging Markets Equity Fund	16	68	16	(8)	60	6	(2)	1
Avantis International Equity Fund	49	202	50	(17)	184	18	(4)	2
Emerging Markets Fund(3)	24	113	27	(20)	90	9	(6)	5
Focused International Growth Fund	28	116	28	(13)	103	6	(4)	1
Global Real Estate Fund(3)	16	76	21	(10)	61	5	(1)	8
International Small-Mid Cap Fund(4)	12	50	12	(7)	43	4	(3)	3
Non-U.S. Intrinsic Value Fund	27	112	29	(8)	102	12	(3)	2
Avantis Core Fixed Income Fund	33	142	47	(6)	122	14	(4)	2
High Income Fund(3)	8	34	9	(2)	31	4	(1)	1
Inflation-Adjusted Bond Fund	3	11	3	—	11	1	—	—
Emerging Markets Debt Fund	5	18	4	(2)	17	2	—	—
Global Bond Fund	12	50	15	(2)	45	5	(1)	1
	$607	$2,549	$672	$(202)	$2,282	178	$(72)	$86
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2022	$10.51	0.29	(1.17)	(0.88)	(0.22)	$9.41	(8.57)%	0.57%	0.58%	1.58%	1.57%	29%	$383
2021(3)	$10.00	0.01(2)	0.50	0.51	—	$10.51	5.10%	0.56%(4)	0.58%(4)	0.52%(4)	0.50%(4)	0%	$153
I Class
2022	$10.51	0.32	(1.17)	(0.85)	(0.24)	$9.42	(8.32)%	0.37%	0.38%	1.78%	1.77%	29%	$5
2021(3)	$10.00	0.04(2)	0.47	0.51	—	$10.51	5.10%	0.36%(4)	0.38%(4)	0.72%(4)	0.70%(4)	0%	$5
A Class
2022	$10.49	0.26	(1.15)	(0.89)	(0.20)	$9.40	(8.68)%	0.82%	0.83%	1.33%	1.32%	29%	$5
2021(3)	$10.00	0.02(2)	0.47	0.49	—	$10.49	4.90%	0.81%(4)	0.83%(4)	0.27%(4)	0.25%(4)	0%	$5
R Class
2022	$10.48	0.23	(1.15)	(0.92)	(0.18)	$9.38	(8.97)%	1.07%	1.08%	1.08%	1.07%	29%	$7
2021(3)	$10.00	0.01(2)	0.47	0.48	—	$10.48	4.80%	1.06%(4)	1.08%(4)	0.02%(4)	0.00%(4)(5)	0%	$5
R6 Class
2022	$10.52	0.26	(1.10)	(0.84)	(0.25)	$9.43	(8.20)%	0.22%	0.23%	1.93%	1.92%	29%	$3,789
2021(3)	$10.00	0.04(2)	0.48	0.52	—	$10.52	5.20%	0.21%(4)	0.23%(4)	0.87%(4)	0.85%(4)	0%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(3)	$10.00	0.02(2)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%(4)	0.58%(4)	0.66%(4)	0.65%(4)	137%	$15
I Class
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(3)	$10.00	0.04(2)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%(4)	0.38%(4)	0.86%(4)	0.85%(4)	137%	$11
A Class
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(3)	$10.00	0.02(2)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%(4)	0.83%(4)	0.41%(4)	0.40%(4)	137%	$11
R Class
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(3)	$10.00	0.01(2)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%(4)	1.08%(4)	0.16%(4)	0.15%(4)	137%	$11
R6 Class
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(3)	$10.00	0.04(2)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%(4)	0.23%(4)	1.01%(4)	1.00%(4)	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(3)	$10.00	0.03(2)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%(4)	0.58%(4)	0.85%(4)	0.84%(4)	24%	$1,629
I Class
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(3)	$10.00	0.04(2)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%(4)	0.38%(4)	1.05%(4)	1.04%(4)	24%	$5
A Class
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(3)	$10.00	0.02(2)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%(4)	0.83%(4)	0.60%(4)	0.59%(4)	24%	$5
R Class
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(3)	$10.00	0.01(2)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%(4)	1.08%(4)	0.35%(4)	0.34%(4)	24%	$13
R6 Class
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(3)	$10.00	0.04(2)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%(4)	0.23%(4)	1.20%(4)	1.19%(4)	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(3)	$10.00	0.03(2)	0.55	0.58	—	$10.58	5.80%	0.57%(4)	0.58%(4)	0.68%(4)	0.67%(4)	3%	$2,002
I Class
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(3)	$10.00	0.04(2)	0.55	0.59	—	$10.59	5.90%	0.37%(4)	0.38%(4)	0.88%(4)	0.87%(4)	3%	$5
A Class
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(3)	$10.00	0.02(2)	0.55	0.57	—	$10.57	5.70%	0.82%(4)	0.83%(4)	0.43%(4)	0.42%(4)	3%	$5
R Class
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(3)	$10.00	—(2)(5)	0.56	0.56	—	$10.56	5.60%	1.07%(4)	1.08%(4)	0.18%(4)	0.17%(4)	3%	$10
R6 Class
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(3)	$10.00	0.04(2)	0.55	0.59	—	$10.59	5.90%	0.22%(4)	0.23%(4)	1.03%(4)	1.02%(4)	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(3)	$10.00	0.02(2)	0.59	0.61	—	$10.61	6.10%	0.58%(4)	0.58%(4)	0.54%(4)	0.54%(4)	2%	$1,620
I Class
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(3)	$10.00	0.03(2)	0.59	0.62	—	$10.62	6.20%	0.38%(4)	0.38%(4)	0.74%(4)	0.74%(4)	2%	$31
A Class
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(3)	$10.00	0.01(2)	0.59	0.60	—	$10.60	6.00%	0.83%(4)	0.83%(4)	0.29%(4)	0.29%(4)	2%	$5
R Class
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(3)	$10.00	—(2)(5)	0.59	0.59	—	$10.59	5.90%	1.08%(4)	1.08%(4)	0.04%(4)	0.04%(4)	2%	$18
R6 Class
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(3)	$10.00	0.04(2)	0.58	0.62	—	$10.62	6.20%	0.23%(4)	0.23%(4)	0.89%(4)	0.89%(4)	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(3)	$10.00	0.01(2)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%(4)	0.37%(4)	2%	$790
I Class
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(3)	$10.00	0.02(2)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%(4)	0.57%(4)	2%	$5
A Class
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(3)	$10.00	0.01(2)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%(4)	0.12%(4)	2%	$5
R Class
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(3)	$10.00	—(2)(5)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%(4)	(0.13)%(4)	2%	$33
R6 Class
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(3)	$10.00	0.03(2)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%(4)	0.72%(4)	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(3)	$10.00	0.01(2)	0.67	0.68	—	$10.68	6.80%	0.58%(4)	0.24%(4)	10%	$431
I Class
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(3)	$10.00	0.02(2)	0.67	0.69	—	$10.69	6.90%	0.38%(4)	0.44%(4)	10%	$5
A Class
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(3)	$10.00	—(2)(5)	0.67	0.67	—	$10.67	6.70%	0.83%(4)	(0.01)%(4)	10%	$5
R Class
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(3)	$10.00	(0.01)(2)	0.67	0.66	—	$10.66	6.60%	1.08%(4)	(0.26)%(4)	10%	$15
R6 Class
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(3)	$10.00	0.03(2)	0.67	0.70	—	$10.70	7.00%	0.23%(4)	0.59%(4)	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(3)	$10.00	0.01(2)	0.69	0.70	—	$10.70	7.10%	0.58%(4)	0.14%(4)	12%	$822
I Class
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(3)	$10.00	0.02(2)	0.70	0.72	—	$10.72	7.20%	0.38%(4)	0.34%(4)	12%	$5
A Class
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(3)	$10.00	—(2)(5)	0.70	0.70	—	$10.70	7.00%	0.83%(4)	(0.11)%(4)	12%	$5
R Class
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(3)	$10.00	(0.01)(2)	0.69	0.68	—	$10.68	6.80%	1.08%(4)	(0.36)%(4)	12%	$105
R6 Class
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(3)	$10.00	0.03(2)	0.69	0.72	—	$10.72	7.20%	0.23%(4)	0.49%(4)	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(3)	$10.00	—(2)(4)	0.73	0.73	—	$10.73	7.30%	0.58%(5)	0.12%(5)	10%	$413
I Class
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(3)	$10.00	0.02(2)	0.71	0.73	—	$10.73	7.30%	0.38%(5)	0.32%(5)	10%	$5
A Class
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(3)	$10.00	—(2)(4)	0.71	0.71	—	$10.71	7.10%	0.83%(5)	(0.13)%(5)	10%	$5
R Class
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(3)	$10.00	(0.01)(2)	0.71	0.70	—	$10.70	7.00%	1.08%(5)	(0.38)%(5)	10%	$19
R6 Class
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(3)	$10.00	0.02(2)	0.72	0.74	—	$10.74	7.40%	0.23%(5)	0.47%(5)	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(3)	$10.00	0.01(2)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%(4)	0.19%(4)	13%	$304
I Class
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(3)	$10.00	0.01(2)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%(4)	0.39%(4)	13%	$5
A Class
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(3)	$10.00	—(2)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%(4)	(0.06)%(4)	13%	$5
R Class
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(3)	$10.00	(0.01)(2)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%(4)	(0.31)%(4)	13%	$21
R6 Class
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(3)	$10.00	0.02(2)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%(4)	0.54%(4)	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(3)	$10.00	—(2)(4)	0.79	0.79	—	$10.79	7.90%	0.58%(5)	0.13%(5)	19%	$541
I Class
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(3)	$10.00	0.02(2)	0.78	0.80	—	$10.80	8.00%	0.38%(5)	0.33%(5)	19%	$5
A Class
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(3)	$10.00	—(2)(4)	0.78	0.78	—	$10.78	7.80%	0.83%(5)	(0.12)%(5)	19%	$5
R Class
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(3)	$10.00	(0.01)(2)	0.78	0.77	—	$10.77	7.70%	1.08%(5)	(0.37)%(5)	19%	$49
R6 Class
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(3)	$10.00	0.02(2)	0.78	0.80	—	$10.80	8.00%	0.23%(5)	0.48%(5)	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Blend+ 2015 Portfolio, One Choice® Blend+ 2020 Portfolio, One Choice® Blend+ 2025 Portfolio, One Choice® Blend+ 2030 Portfolio, One Choice® Blend+ 2035 Portfolio, One Choice® Blend+ 2040 Portfolio, One Choice® Blend+ 2045 Portfolio, One Choice® Blend+ 2050 Portfolio, One Choice® Blend+ 2055 Portfolio, One Choice® Blend+ 2060 Portfolio, and One Choice® Blend+ 2065 Portfolio, eleven of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 10, 2021 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2022, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from March 10, 2021 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 15, 2022

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	64	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	64	Alleghany Corporation
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	64	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	64	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	64	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	64	None
Stephen E. Yates (1948)	Director	Since 2012	Retired	105	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	139	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Funds' investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2022.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2022 as qualified for the corporate dividends received deduction.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
$3,099	$9,154	$18,965	$22,642	$20,872	$13,101

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$14,075	$12,887	$9,084	$4,479	$5,885

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2022.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
—	$881	$5,934	$25	$235	$73

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$42	$124	$62	$25	$41

For the fiscal year ended July 31, 2022, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Blend+ 2015 Portfolio	$73	$0.0002	$728	$0.0016
One Choice Blend+ 2020 Portfolio	$287	$0.0004	$2,967	$0.0038
One Choice Blend+ 2025 Portfolio	$678	$0.0003	$7,215	$0.0030
One Choice Blend+ 2030 Portfolio	$783	$0.0003	$8,424	$0.0032
One Choice Blend+ 2035 Portfolio	$706	$0.0003	$7,765	$0.0030
One Choice Blend+ 2040 Portfolio	$389	$0.0002	$4,241	$0.0018
One Choice Blend+ 2045 Portfolio	$324	$0.0001	$3,512	$0.0013
One Choice Blend+ 2050 Portfolio	$425	$0.0002	$4,704	$0.0026
One Choice Blend+ 2055 Portfolio	$288	$0.0003	$3,187	$0.0028
One Choice Blend+ 2060 Portfolio	$166	$0.0003	$1,829	$0.0036
One Choice Blend+ 2065 Portfolio	$378	$0.0015	$4,098	$0.0165

Notes
116

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97414 2209

Annual Report

July 31, 2022

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

2022 Sell-Off Sank Stock Returns for the Fiscal Year

Stock market performance changed dramatically during the 12-month period. In the first five months, generally upbeat economic activity and corporate earnings supported solid returns for most broad U.S. and global stock indices. Performance remained positive despite rapidly rising inflation and waning central bank support.

The market climate changed considerably in early 2022. Inflation, which was already at multiyear highs, rose to levels last seen in the early 1980s. The massive fiscal and monetary support unleashed during the pandemic was partly to blame. In addition, escalating energy prices, supply chain breakdowns and labor market shortages further aggravated the inflation rate in the U.S. and other developed markets. Russia’s invasion of Ukraine in February also exacerbated global inflationary pressures.

The Federal Reserve responded to surging inflation in March, launching an aggressive rate-hike campaign and ending its asset purchase program. Policymakers indicated taming inflation remains their priority, even as the economy contracted for two consecutive quarters. Despite a rate-hike total of 2.25 percentage points through July 31, U.S. inflation climbed to a 41-year high of 9.1% in June before easing to 8.5% in July.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and weakening economies triggered sharp market volatility and fueled recession fears. U.S. and global stocks erased their late 2021 gains and declined for the 12-month period. U.S. stocks generally fared better than non-U.S. stocks, large caps outpaced small caps, and value outperformed growth.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and what it broadly means for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	-6.57%	3.79%	3.90%	—	9/30/04
R Class	AORHX	-6.96%	3.27%	—	3.01%	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	-9.08%	4.73%	5.51%	—	9/30/04
R Class	AORSX	-9.54%	4.22%	—	3.88%	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	-11.03%	5.96%	7.16%	—	9/30/04
R Class	AORMX	-11.48%	5.43%	—	4.98%	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	-11.96%	7.02%	8.56%	—	9/30/04
R Class	AORYX	-12.44%	6.48%	—	5.92%	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	-14.22%	7.80%	9.81%	—	9/30/04
R Class	AORVX	-14.65%	7.26%	—	6.66%	3/20/15
Russell 3000 Index	—	-7.35%	12.17%	13.47%	—	—
Bloomberg U.S. Aggregate Bond Index	—	-9.12%	1.28%	1.65%	—	—
Average annual returns since inception are presented when ten years of performance history is not available.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Bloomberg U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
3

Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Conservative
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $14,664

Russell 3000 Index — $35,402

Bloomberg U.S. Aggregate Bond Index — $11,776

Growth of $10,000 Over 10 Years of One Choice Portfolio: Conservative
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $17,099

Russell 3000 Index — $35,402

Bloomberg U.S. Aggregate Bond Index — $11,776

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
4

Growth of $10,000 Over 10 Years of One Choice Portfolio: Moderate
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $19,977

Russell 3000 Index — $35,402

Bloomberg U.S. Aggregate Bond Index — $11,776

Growth of $10,000 Over 10 Years of One Choice Portfolio: Aggressive
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $22,741

Russell 3000 Index — $35,402

Bloomberg U.S. Aggregate Bond Index — $11,776

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
5

Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Aggressive
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $25,507

Russell 3000 Index — $35,402

Bloomberg U.S. Aggregate Bond Index — $11,776

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.70%	1.20%
One Choice Portfolio: Conservative	0.79%	1.29%
One Choice Portfolio: Moderate	0.87%	1.37%
One Choice Portfolio: Aggressive	0.93%	1.43%
One Choice Portfolio: Very Aggressive	1.03%	1.53%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
6

Portfolio Commentary

Portfolio Managers: Richard Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and Brian Garbe

Performance Summary

For the fiscal year ended July 31, 2022, returns of the One Choice® Target Risk Portfolios (the Portfolios) ranged from -6.57%* for One Choice Portfolio: Very Conservative to -14.22% for One Choice Portfolio: Very Aggressive. See pages 3-6 for more detailed performance information. The period was marked by a sharp and hawkish shift in U.S. Federal Reserve (Fed) policy. As interest rates rose and economic growth slowed, global bonds lost value and global equity markets sold off.

In a difficult market environment, our strategic diversification helped manage volatility. While many stock and bond holdings delivered negative absolute returns, positions in U.S. mid- and large-capitalization value stocks actually gained during the period. Short-duration, inflation-protected U.S. bonds also delivered positive returns. In addition, the Portfolios benefited from a tactical underweight to growth stocks in favor of value stocks.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Early in the period, global equity markets rose, aided by positive corporate earnings, increasing vaccination rates and economic optimism. The market encountered periods of volatility as the spread of a more-transmissible COVID-19 variant led to uncertainty and renewed restrictions in some regions. Nevertheless, stocks gained throughout 2021, as investors revised their worst-case fears about the omicron variant and global economic growth. As the period progressed, higher inflation, rising interest rates and mounting geopolitical tensions weighed on investor confidence. Tighter central bank policy ignited recession fears in many countries, and global stocks suffered widespread declines. During the final month of the period, investor sentiment shifted again. Global equities gained in July on hopes that weaker economic data would moderate inflation and allow central banks to slow the pace and magnitude of monetary tightening.

U.S. stock returns were initially buoyed by upbeat economic and earnings data and accommodative monetary policy. The Fed appeared unfazed by inflation, viewing rising prices as a temporary economic consequence of the pandemic recovery. But as inflation surged toward multidecade highs, the Fed began tightening monetary policy by ending bond buying and hiking the federal funds rate target from near zero to 2.50% between March and July. In that environment, U.S. equities sold off on fears that higher rates and inflation could trigger a recession and weaken corporate profits. Value stocks outperformed growth stocks across capitalization categories for much of the period.

European stocks experienced broad-based declines as higher energy costs, signs of slowing economic growth and the war in Ukraine all weighed on investor sentiment. Stocks in the U.K., Japan and emerging markets declined as well. In July, non-U.S. developed markets stocks rose on better-than-expected corporate earnings, retreating commodity prices and hopes that market valuations already reflected a severe downturn. Emerging markets stocks declined throughout the period as risk premiums rose. Regulatory uncertainty and credit concerns in China also dampened sentiment toward emerging markets.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See page 3 for returns for all share classes.
7

In the global bond market, yields rose as central banks became less accommodating. Surging inflation, resurgent waves of COVID-19 cases, lockdowns in China and Russia’s invasion of Ukraine contributed to rate volatility during the period. Rising interest rates and widening credit spreads drove fixed-income returns lower throughout much of the period. In July, investor sentiment shifted, and global bonds produced positive returns as yields moved lower (bond yields and prices move in opposite directions).

In the U.S. bond market, renewed COVID-19 worries triggered a global flight to quality that sent U.S. Treasury yields lower early in the period. That changed as investors refocused on inflation pressures, and the Fed raised its rate target at the most rapid pace in decades. Economically sensitive corporate bonds fell sharply, with high-yield bonds underperforming investment-grade corporates.

It was a similar story in Europe, where bonds initially gained. But Russia’s invasion of Ukraine sent fuel prices surging, contributing to higher inflation and European Central Bank rate hikes. Bonds lost value in the U.K., too, as inflation there reached a 40-year high. Japan’s benchmark 10-year government bond yield edged higher alongside global bond yields. In emerging markets, bonds declined as the U.S. dollar strengthened, interest rates rose and risk premiums increased.

Portfolio Performance

Each One Choice Target Risk Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio.

The Portfolios declined in value during a very difficult period for financial markets. Many equity holdings across the Portfolios delivered negative absolute returns; however, U.S. mid- and large-capitalization value equities actually rose during the period, led by Mid Cap Value Fund and Focused Large Cap Value Fund. Emerging Markets Fund, Focused Dynamic Growth Fund and Heritage Fund were the poorest absolute performers. Bond holdings also detracted from absolute performance. The exception was Short Duration Inflation Protection Bond Fund, which made positive contributions to both absolute and relative performance. Security selection detracted most in Focused Dynamic Growth Fund, Emerging Markets Fund, Equity Growth Fund and International Growth Fund, while Mid Cap Value Fund, Global Real Estate Fund and Focused Large Cap Value Fund benefited the most. Diversified Bond Fund and International Bond Fund were some of the weaker performers among fixed-income holdings.

Portfolio Strategy

In an environment where both stock and bond markets declined, the net effects of the tactical allocation decisions were negative across all Portfolios. On the one hand, it was beneficial to underweight growth stocks in favor of value stocks, as value outperformed growth during much of the period. On the other hand, it detracted from performance to favor small- over large-capitalization stocks. It helped to overweight non-U.S. versus U.S. equities; however, security selection among non-U.S. stocks detracted. Indeed, security selection decisions detracted in all Portfolios except Very Conservative.

A Look Ahead

Recession risk has increased, given changes in U.S. consumer spending and signs of slowing growth across many global economies. However, stagflation remains our base case for the U.S. economy in 2022, with sustained high inflation and sluggish growth. Outside the U.S., recession risk is higher, particularly in Europe, where high energy prices likely will persist for the foreseeable future.

Inflation may be moderating, but it is nevertheless likely to remain elevated for some time. Our fixed-income team sees anecdotal evidence that inflation may be nearing a peak. For example, wage increases appear to be leveling off, some retail prices are declining and retail inventories are high. Global supply chains have started to unkink, but the invasion of Ukraine provides an additional layer of complexity and may affect companies ranging from food and semiconductors to automotive.
8

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2022
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Domestic Fixed Income Funds	58.9%	41.5%	27.5%	16.7%	—
Domestic Equity Funds	24.9%	33.0%	44.5%	55.5%	65.5%
International Fixed Income Funds	16.2%	14.5%	9.2%	4.8%	—
International Equity Funds	—	11.0%	18.8%	23.0%	34.5%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
9

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/22 - 7/31/22	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$945.60	$0.00	0.00%(3)	$3.33	0.69%
R Class	$1,000	$943.30	$2.41	0.50%	$5.73	1.19%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.46	0.69%
R Class	$1,000	$1,022.32	$2.51	0.50%	$5.96	1.19%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$926.10	$0.00	0.00%(3)	$3.77	0.79%
R Class	$1,000	$923.80	$2.38	0.50%	$6.15	1.29%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.96	0.79%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.46	1.29%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$910.00	$0.00	0.00%(3)	$4.12	0.87%
R Class	$1,000	$907.70	$2.37	0.50%	$6.48	1.37%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.36	0.87%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.85	1.37%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$904.20	$0.00	0.00%(3)	$4.39	0.93%
R Class	$1,000	$901.40	$2.36	0.50%	$6.74	1.43%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.66	0.93%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.15	1.43%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$888.00	$0.00	0.00%(3)	$4.87	1.04%
R Class	$1,000	$885.70	$2.34	0.50%	$7.20	1.54%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$5.21	1.04%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.70	1.54%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
11

Schedules of Investments

JULY 31, 2022

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.9%
Diversified Bond Fund Investor Class	11,240,795	$111,059,058
High Income Fund Investor Class	639,306	5,408,530
Inflation-Adjusted Bond Fund Investor Class	4,176,260	49,948,065
Short Duration Fund Investor Class	6,359,836	63,153,170
Short Duration Inflation Protection Bond Fund Investor Class	5,889,387	63,899,854
		293,468,677
Domestic Equity Funds — 24.9%
Disciplined Growth Fund Investor Class	279,283	5,420,883
Equity Growth Fund Investor Class	414,495	10,689,823
Focused Large Cap Value Fund Investor Class	3,951,117	39,353,124
Growth Fund Investor Class	194,054	8,060,988
Heritage Fund Investor Class	307,255	5,926,942
Mid Cap Value Fund Investor Class	1,279,013	21,001,395
Real Estate Fund Investor Class	99,173	2,916,685
Small Cap Growth Fund Investor Class	276,937	4,688,538
Small Cap Value Fund Investor Class	488,983	4,870,270
Sustainable Equity Fund Investor Class	525,257	21,446,238
		124,374,886
International Fixed Income Funds — 16.2%
Emerging Markets Debt Fund Investor Class	801,967	6,977,109
Global Bond Fund Investor Class	4,254,631	39,695,711
International Bond Fund Investor Class	3,099,198	34,122,168
		80,794,988
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $483,338,390)		498,638,551
OTHER ASSETS AND LIABILITIES†		778
TOTAL NET ASSETS — 100.0%		$498,639,329

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
12

JULY 31, 2022

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.5%
Diversified Bond Fund Investor Class	27,327,154	$269,992,280
High Income Fund Investor Class	1,924,676	16,282,761
Inflation-Adjusted Bond Fund Investor Class	7,638,650	91,358,257
Short Duration Fund Investor Class	7,779,276	77,248,211
Short Duration Inflation Protection Bond Fund Investor Class	6,056,086	65,708,532
		520,590,041
Domestic Equity Funds — 33.0%
Disciplined Growth Fund Investor Class	1,205,172	23,392,390
Equity Growth Fund Investor Class	1,551,609	40,016,007
Focused Large Cap Value Fund Investor Class	9,502,756	94,647,454
Growth Fund Investor Class	930,805	38,665,629
Heritage Fund Investor Class	1,562,637	30,143,261
Mid Cap Value Fund Investor Class	4,353,823	71,489,782
Small Cap Growth Fund Investor Class	1,111,883	18,824,179
Small Cap Value Fund Investor Class	1,888,163	18,806,106
Sustainable Equity Fund Investor Class	1,925,711	78,626,761
		414,611,569
International Fixed Income Funds — 14.5%
Emerging Markets Debt Fund Investor Class	2,886,606	25,113,469
Global Bond Fund Investor Class	9,688,777	90,396,289
International Bond Fund Investor Class	6,052,477	66,637,768
		182,147,526
International Equity Funds — 11.0%
Global Real Estate Fund Investor Class	770,349	9,883,577
International Growth Fund Investor Class	4,849,774	54,268,968
International Small-Mid Cap Fund Investor Class	1,175,221	11,047,079
International Value Fund Investor Class	8,635,499	62,348,303
		137,547,927
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,208,401,332)		1,254,897,063
OTHER ASSETS AND LIABILITIES†		(488)
TOTAL NET ASSETS — 100.0%		$1,254,896,575

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
13

JULY 31, 2022

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.5%
Disciplined Growth Fund Investor Class	1,555,636	$30,194,890
Equity Growth Fund Investor Class	3,044,682	78,522,345
Focused Dynamic Growth Fund Investor Class	652,162	27,123,397
Focused Large Cap Value Fund Investor Class	16,752,548	166,855,381
Growth Fund Investor Class	1,743,064	72,406,889
Heritage Fund Investor Class	4,368,029	84,259,273
Mid Cap Value Fund Investor Class	7,117,631	116,871,500
Small Cap Growth Fund Investor Class	2,315,169	39,195,818
Small Cap Value Fund Investor Class	4,517,496	44,994,262
Sustainable Equity Fund Investor Class	3,955,430	161,500,200
		821,923,955
Domestic Fixed Income Funds — 27.5%
Core Plus Fund Investor Class	29,063,941	289,476,849
High Income Fund Investor Class	2,830,372	23,944,951
Inflation-Adjusted Bond Fund Investor Class	8,032,745	96,071,628
Short Duration Fund Investor Class	7,674,241	76,205,212
Short Duration Inflation Protection Bond Fund Investor Class	2,001,546	21,716,771
		507,415,411
International Equity Funds — 18.8%
Emerging Markets Fund Investor Class	6,526,485	66,243,819
Global Real Estate Fund Investor Class	1,183,815	15,188,344
International Growth Fund Investor Class	9,367,908	104,826,895
International Small-Mid Cap Fund Investor Class	3,526,811	33,152,026
International Value Fund Investor Class	10,672,745	77,057,220
Non-U.S. Intrinsic Value Fund Investor Class	5,792,287	49,987,435
		346,455,739
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund Investor Class	4,331,123	37,680,772
Global Bond Fund Investor Class	10,172,381	94,908,316
International Bond Fund Investor Class	3,302,381	36,359,212
		168,948,300
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,726,911,381)		1,844,743,405
OTHER ASSETS AND LIABILITIES†		199
TOTAL NET ASSETS — 100.0%		$1,844,743,604

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
14

JULY 31, 2022

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.5%
Equity Growth Fund Investor Class	1,686,082	$43,484,043
Focused Dynamic Growth Fund Investor Class	842,351	35,033,377
Focused Large Cap Value Fund Investor Class	11,408,569	113,629,350
Growth Fund Investor Class	1,346,985	55,953,776
Heritage Fund Investor Class	3,011,309	58,088,146
Mid Cap Value Fund Investor Class	4,136,715	67,924,856
Small Cap Growth Fund Investor Class	1,266,594	21,443,439
Small Cap Value Fund Investor Class	2,465,058	24,551,974
Sustainable Equity Fund Investor Class	2,087,694	85,240,556
		505,349,517
International Equity Funds — 23.0%
Emerging Markets Fund Investor Class	4,465,173	45,321,502
Global Real Estate Fund Investor Class	680,985	8,737,039
International Growth Fund Investor Class	5,504,197	61,591,965
International Small-Mid Cap Fund Investor Class	2,184,298	20,532,401
International Value Fund Investor Class	5,023,452	36,269,324
Non-U.S. Intrinsic Value Fund Investor Class	4,304,690	37,149,470
		209,601,701
Domestic Fixed Income Funds — 16.7%
Core Plus Fund Investor Class	7,025,167	69,970,664
High Income Fund Investor Class	3,647,374	30,856,782
Inflation-Adjusted Bond Fund Investor Class	2,549,798	30,495,581
Short Duration Fund Investor Class	1,044,512	10,371,999
Short Duration Inflation Protection Bond Fund Investor Class	991,698	10,759,925
		152,454,951
International Fixed Income Funds — 4.8%
Emerging Markets Debt Fund Investor Class	1,609,426	14,002,005
Global Bond Fund Investor Class	3,165,653	29,535,546
		43,537,551
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $807,267,300)		910,943,720
OTHER ASSETS AND LIABILITIES†		(5,163)
TOTAL NET ASSETS — 100.0%		$910,938,557

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
15

JULY 31, 2022

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.5%
Equity Growth Fund Investor Class	632,855	$16,321,318
Focused Dynamic Growth Fund Investor Class	427,911	17,796,838
Focused Large Cap Value Fund Investor Class	4,460,715	44,428,725
Growth Fund Investor Class	682,825	28,364,536
Heritage Fund Investor Class	1,471,984	28,394,568
Mid Cap Value Fund Investor Class	1,705,565	28,005,375
Small Cap Growth Fund Investor Class	677,767	11,474,597
Small Cap Value Fund Investor Class	1,237,730	12,327,789
Sustainable Equity Fund Investor Class	812,919	33,191,471
		220,305,217
International Equity Funds — 34.5%
Emerging Markets Fund Investor Class	2,798,003	28,399,728
Global Real Estate Fund Investor Class	343,190	4,403,129
International Growth Fund Investor Class	2,975,224	33,292,761
International Small-Mid Cap Fund Investor Class	1,664,072	15,642,273
International Value Fund Investor Class	1,946,067	14,050,601
Non-U.S. Intrinsic Value Fund Investor Class	2,375,489	20,500,466
		116,288,958
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $292,260,092)		336,594,175
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$336,594,175

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

JULY 31, 2022
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $483,338,390, $1,208,401,332 and $1,726,911,381, respectively)	$498,638,551	$1,254,897,063	$1,844,743,405
Receivable for investments sold	64,524	—	88,160
Receivable for capital shares sold	529,792	1,178,469	689,239
Distributions receivable from affiliates	368,658	786,547	951,759
	499,601,525	1,256,862,079	1,846,472,563

Liabilities
Payable for investments purchased	367,818	1,720,398	950,439
Payable for capital shares redeemed	593,508	244,322	776,452
Distribution and service fees payable	870	784	2,068
	962,196	1,965,504	1,728,959

Net Assets	$498,639,329	$1,254,896,575	$1,844,743,604

Net Assets Consist of:
Capital (par value and paid-in surplus)	$476,719,648	$1,158,640,092	$1,644,417,325
Distributable earnings	21,919,681	96,256,483	200,326,279
	$498,639,329	$1,254,896,575	$1,844,743,604

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$496,501,433	41,990,783	$11.82
R Class, $0.01 Par Value	$2,137,896	180,692	$11.83
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,252,960,828	95,252,174	$13.15
R Class, $0.01 Par Value	$1,935,747	147,178	$13.15
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,839,657,791	125,299,717	$14.68
R Class, $0.01 Par Value	$5,085,813	346,536	$14.68

See Notes to Financial Statements.
17

JULY 31, 2022
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $807,267,300 and $292,260,092, respectively)	$910,943,720	$336,594,175
Receivable for investments sold	355,971	368,100
Receivable for capital shares sold	464,501	36,490
Distributions receivable from affiliates	337,696	—
	912,101,888	336,998,765

Liabilities
Payable for investments purchased	337,838	—
Payable for capital shares redeemed	823,631	402,658
Distribution and service fees payable	1,862	1,932
	1,163,331	404,590

Net Assets	$910,938,557	$336,594,175

Net Assets Consist of:
Capital (par value and paid-in surplus)	$754,482,971	$272,056,285
Distributable earnings	156,455,586	64,537,890
	$910,938,557	$336,594,175

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$906,401,919	59,635,323	$15.20
R Class, $0.01 Par Value	$4,536,638	298,767	$15.18
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$331,761,189	18,930,291	$17.53
R Class, $0.01 Par Value	$4,832,986	276,007	$17.51

See Notes to Financial Statements.
18

Statements of Operations

YEAR ENDED JULY 31, 2022
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$18,347,206	$54,394,255	$86,555,752

Expenses:
Distribution and service fees - R Class	9,055	8,903	25,947
Directors' fees and expenses	12,766	33,929	50,638
	21,821	42,832	76,585

Net investment income (loss)	18,325,385	54,351,423	86,479,167

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	2,034,967	11,999,848	26,178,627
Capital gain distributions received from underlying funds	14,564,171	61,079,470	112,873,345
	16,599,138	73,079,318	139,051,972

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(70,214,396)	(257,262,446)	(462,386,161)

Net realized and unrealized gain (loss) on affiliates	(53,615,258)	(184,183,128)	(323,334,189)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(35,289,873)	$(129,831,705)	$(236,855,022)

See Notes to Financial Statements.
19

YEAR ENDED JULY 31, 2022
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$45,572,630	$17,105,255

Expenses:
Distribution and service fees - R Class	24,243	25,591
Directors' fees and expenses	25,095	9,398
	49,338	34,989

Net investment income (loss)	45,523,292	17,070,266

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,509,857	3,589,553
Capital gain distributions received from underlying funds	68,631,906	31,558,043
	81,141,763	35,147,596

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(254,398,292)	(110,188,438)

Net realized and unrealized gain (loss) on affiliates	(173,256,529)	(75,040,842)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(127,733,237)	$(57,970,576)

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$18,325,385	$7,693,530	$54,351,423	$19,714,796
Net realized gain (loss)	16,599,138	15,837,681	73,079,318	62,602,353
Change in net unrealized appreciation (depreciation)	(70,214,396)	30,133,466	(257,262,446)	127,389,212
Net increase (decrease) in net assets resulting from operations	(35,289,873)	53,664,677	(129,831,705)	209,706,361

Distributions to Shareholders
From earnings:
Investor Class	(33,825,632)	(16,725,082)	(115,551,570)	(68,286,945)
R Class	(103,325)	(46,739)	(136,670)	(69,150)
Decrease in net assets from distributions	(33,928,957)	(16,771,821)	(115,688,240)	(68,356,095)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	41,327,920	28,938,423	46,423,731	65,746,050

Net increase (decrease) in net assets	(27,890,910)	65,831,279	(199,096,214)	207,096,316

Net Assets
Beginning of period	526,530,239	460,698,960	1,453,992,789	1,246,896,473
End of period	$498,639,329	$526,530,239	$1,254,896,575	$1,453,992,789

See Notes to Financial Statements.
21

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$86,479,167	$23,662,620	$45,523,292	$10,516,528
Net realized gain (loss)	139,051,972	140,671,752	81,141,763	72,976,487
Change in net unrealized appreciation (depreciation)	(462,386,161)	251,515,080	(254,398,292)	159,992,050
Net increase (decrease) in net assets resulting from operations	(236,855,022)	415,849,452	(127,733,237)	243,485,065

Distributions to Shareholders
From earnings:
Investor Class	(197,569,118)	(162,080,328)	(102,997,622)	(84,452,262)
R Class	(471,737)	(353,460)	(471,804)	(357,864)
Decrease in net assets from distributions	(198,040,855)	(162,433,788)	(103,469,426)	(84,810,126)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	94,545,565	93,774,620	58,711,106	38,380,660

Net increase (decrease) in net assets	(340,350,312)	347,190,284	(172,491,557)	197,055,599

Net Assets
Beginning of period	2,185,093,916	1,837,903,632	1,083,430,114	886,374,515
End of period	$1,844,743,604	$2,185,093,916	$910,938,557	$1,083,430,114

See Notes to Financial Statements.
22

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$17,070,266	$2,371,648
Net realized gain (loss)	35,147,596	23,003,900
Change in net unrealized appreciation (depreciation)	(110,188,438)	78,107,578
Net increase (decrease) in net assets resulting from operations	(57,970,576)	103,483,126

Distributions to Shareholders
From earnings:
Investor Class	(37,268,908)	(27,148,582)
R Class	(487,089)	(271,471)
Decrease in net assets from distributions	(37,755,997)	(27,420,053)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	30,385,890	18,205,744

Net increase (decrease) in net assets	(65,340,683)	94,268,817

Net Assets
Beginning of period	401,934,858	307,666,041
End of period	$336,594,175	$401,934,858

See Notes to Financial Statements.
23

Notes to Financial Statements

JULY 31, 2022

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

24

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2022 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2022 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$85,853,394	$185,843,939	$315,878,226	$176,872,378	$84,527,779
Sales	$45,566,078	$139,678,832	$220,023,381	$107,471,686	$43,262,597

25

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	9,195,049	$116,475,915	8,496,388	$109,821,723
Issued in reinvestment of distributions	2,610,214	33,338,231	1,284,096	16,550,736
Redeemed	(8,705,748)	(109,185,414)	(7,526,643)	(97,719,328)
	3,099,515	40,628,732	2,253,841	28,653,131
R Class
Sold	97,854	1,219,846	61,862	802,864
Issued in reinvestment of distributions	8,080	103,273	3,623	46,739
Redeemed	(48,405)	(623,931)	(43,172)	(564,311)
	57,529	699,188	22,313	285,292
Net increase (decrease)	3,157,044	$41,327,920	2,276,154	$28,938,423
One Choice Portfolio: Conservative
Investor Class
Sold	9,930,542	$144,300,959	12,965,630	$193,157,445
Issued in reinvestment of distributions	7,711,112	113,181,297	4,543,524	66,867,327
Redeemed	(14,810,876)	(211,560,900)	(13,056,767)	(194,455,118)
	2,830,778	45,921,356	4,452,387	65,569,654
R Class
Sold	45,443	631,654	41,841	623,314
Issued in reinvestment of distributions	9,310	136,670	4,699	69,148
Redeemed	(18,548)	(265,949)	(34,704)	(516,066)
	36,205	502,375	11,836	176,396
Net increase (decrease)	2,866,983	$46,423,731	4,464,223	$65,746,050
One Choice Portfolio: Moderate
Investor Class
Sold	10,046,556	$167,344,960	12,472,638	$213,961,567
Issued in reinvestment of distributions	11,522,336	193,977,295	9,574,590	159,403,973
Redeemed	(16,482,090)	(267,919,049)	(16,383,226)	(279,835,859)
	5,086,802	93,403,206	5,664,002	93,529,681
R Class
Sold	103,457	1,674,330	73,951	1,272,878
Issued in reinvestment of distributions	27,986	471,737	21,256	353,460
Redeemed	(63,653)	(1,003,708)	(80,566)	(1,381,399)
	67,790	1,142,359	14,641	244,939
Net increase (decrease)	5,154,592	$94,545,565	5,678,643	$93,774,620
26

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	5,096,871	$88,581,600	5,182,297	$92,056,005
Issued in reinvestment of distributions	5,714,023	101,138,208	4,859,888	82,795,428
Redeemed	(7,793,154)	(131,881,555)	(7,800,205)	(137,023,125)
	3,017,740	57,838,253	2,241,980	37,828,308
R Class
Sold	87,841	1,509,889	95,269	1,695,220
Issued in reinvestment of distributions	26,610	471,804	15,517	259,299
Redeemed	(66,621)	(1,108,840)	(78,948)	(1,402,167)
	47,830	872,853	31,838	552,352
Net increase (decrease)	3,065,570	$58,711,106	2,273,818	$38,380,660
One Choice Portfolio: Very Aggressive
Investor Class
Sold	2,491,609	$52,236,426	2,502,273	$52,015,631
Issued in reinvestment of distributions	1,725,501	36,218,274	1,345,128	26,579,717
Redeemed	(2,968,382)	(59,161,740)	(3,027,152)	(61,658,599)
	1,248,728	29,292,960	820,249	16,936,749
R Class
Sold	109,944	2,209,794	98,793	2,048,922
Issued in reinvestment of distributions	23,128	486,618	13,592	269,127
Redeemed	(81,467)	(1,603,482)	(51,524)	(1,049,054)
	51,605	1,092,930	60,861	1,268,995
Net increase (decrease)	1,300,333	$30,385,890	881,110	$18,205,744

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

27

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2022 and July 31, 2021 were as follows:

	2022		2021
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$20,290,641	$13,638,316	$8,112,947	$8,658,874
One Choice Portfolio: Conservative	$56,583,759	$59,104,481	$23,616,906	$44,739,189
One Choice Portfolio: Moderate	$93,331,423	$104,709,432	$28,430,932	$134,002,856
One Choice Portfolio: Aggressive	$45,361,778	$58,107,648	$12,033,478	$72,776,648
One Choice Portfolio: Very Aggressive	$16,702,738	$21,053,259	$3,417,793	$24,002,260

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$492,848,447	$1,228,401,929	$1,767,034,815
Gross tax appreciation of investments	$30,303,642	$94,597,606	$183,111,133
Gross tax depreciation of investments	(24,513,538)	(68,102,472)	(105,402,543)
Net tax appreciation (depreciation) of investments	$5,790,104	$26,495,134	$77,708,590
Undistributed ordinary income	$168,616	$266,268	$636,597
Accumulated long-term gains	$15,960,961	$69,495,081	$121,981,092

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$831,866,770	$304,402,765
Gross tax appreciation of investments	$117,973,112	$42,878,856
Gross tax depreciation of investments	(38,896,162)	(10,687,446)
Net tax appreciation (depreciation) of investments	$79,076,950	$32,191,410
Undistributed ordinary income	$5,627,502	$607,657
Accumulated long-term gains	$71,751,134	$31,738,823

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

28

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 60% of the shares of Core Plus Fund.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

29

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2022 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$107,797	$21,362	$4,501	$(13,599)	$111,059	11,241	$(366)	$2,957
High Income Fund(3)	10,634	709	5,029	(905)	5,409	639	(386)	580
Inflation-Adjusted Bond Fund	52,965	4,331	2,740	(4,608)	49,948	4,176	(141)	2,694
Short Duration Fund	68,111	3,510	4,934	(3,534)	63,153	6,360	(219)	1,307
Short Duration Inflation Protection Bond Fund	68,220	4,006	6,556	(1,770)	63,900	5,889	12	2,690
Disciplined Growth Fund(3)	8,209	1,520	2,280	(2,028)	5,421	279	(112)	984
Equity Growth Fund	12,134	3,207	451	(4,200)	10,690	414	165	2,765
Focused Large Cap Value Fund	38,089	14,975	5,716	(7,995)	39,353	3,951	867	7,926
Growth Fund	4,202	9,539	3,364	(2,316)	8,061	194	(623)	1,101
Heritage Fund	6,908	1,750	130	(2,601)	5,927	307	21	769
Mid Cap Value Fund	22,274	5,610	3,084	(3,799)	21,001	1,279	(9)	4,657
Real Estate Fund	8,090	862	2,930	(3,105)	2,917	99	2,510	862
Small Cap Growth Fund	5,116	1,696	—	(2,123)	4,689	277	—	963
Small Cap Value Fund	5,081	627	279	(559)	4,870	489	(36)	405
Sustainable Equity Fund	22,570	2,543	1,166	(2,501)	21,446	525	373	552
Emerging Markets Debt Fund	7,711	760	—	(1,494)	6,977	802	—	207
Global Bond Fund	41,821	3,262	175	(5,212)	39,696	4,255	(9)	1,204
International Bond Fund	36,599	5,584	196	(7,865)	34,122	3,099	(12)	288
	$526,531	$85,853	$43,531	$(70,214)	$498,639	44,275	$2,035	$32,911
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$296,467	$15,603	$5,700	$(36,378)	$269,992	27,327	$(661)	$7,846
High Income Fund(3)	32,435	1,605	15,128	(2,629)	16,283	1,925	(789)	1,605
Inflation-Adjusted Bond Fund	102,321	4,993	7,282	(8,674)	91,358	7,639	(40)	4,993
Short Duration Fund	84,239	4,111	6,774	(4,328)	77,248	7,779	(308)	1,613
Short Duration Inflation Protection Bond Fund	71,762	2,779	6,967	(1,865)	65,709	6,056	69	2,778
Disciplined Growth Fund(3)	38,817	4,319	10,283	(9,461)	23,392	1,205	593	4,319
Equity Growth Fund	49,370	10,677	3,486	(16,545)	40,016	1,552	1,082	10,677
Focused Large Cap Value Fund	120,496	23,558	23,999	(25,407)	94,648	9,503	5,827	21,074
Growth Fund	32,252	22,288	1,397	(14,477)	38,666	931	2,399	4,872
Heritage Fund	41,661	4,700	1,349	(14,869)	30,143	1,563	160	4,534
Mid Cap Value Fund	80,396	16,391	11,563	(13,734)	71,490	4,354	296	16,391
Small Cap Growth Fund	22,707	7,389	2,246	(9,026)	18,824	1,112	(510)	4,557
Small Cap Value Fund	22,674	4,312	5,922	(2,258)	18,806	1,888	(656)	1,911
Sustainable Equity Fund	93,976	2,189	6,933	(10,605)	78,627	1,926	2,206	2,189
Emerging Markets Debt Fund	28,087	2,397	—	(5,371)	25,113	2,887	—	748
Global Bond Fund	99,028	5,897	2,587	(11,942)	90,396	9,689	(323)	2,834
International Bond Fund	77,337	5,809	—	(16,508)	66,638	6,052	—	607
Global Real Estate Fund(3)	25,255	3,351	12,253	(6,469)	9,884	770	3,007	3,350
International Growth Fund	56,704	20,261	—	(22,696)	54,269	4,850	—	8,490
International Small-Mid Cap Fund(4)	15,118	2,599	254	(6,416)	11,047	1,175	124	2,599
International Value Fund(3)	62,893	20,616	3,557	(17,604)	62,348	8,635	(476)	7,487
	$1,453,995	$185,844	$127,680	$(257,262)	$1,254,897	108,818	$12,000	$115,474
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Disciplined Growth Fund(3)	$40,559	$4,537	$4,155	$(10,746)	$30,195	1,556	$1,163	$4,537
Equity Growth Fund	96,359	20,949	6,185	(32,601)	78,522	3,045	2,247	20,950
Focused Dynamic Growth Fund	39,180	884	657	(12,284)	27,123	652	584	885
Focused Large Cap Value Fund	220,154	37,881	48,291	(42,888)	166,856	16,753	7,576	37,881
Growth Fund	85,699	19,222	3,904	(28,610)	72,407	1,743	6,161	9,617
Heritage Fund	113,115	14,795	3,433	(40,218)	84,259	4,368	151	12,395
Mid Cap Value Fund	130,510	28,282	19,808	(22,112)	116,872	7,118	(371)	27,244
Small Cap Growth Fund	44,306	13,758	—	(18,868)	39,196	2,315	—	8,789
Small Cap Value Fund	44,742	7,311	1,896	(5,163)	44,994	4,517	(231)	3,687
Sustainable Equity Fund	202,036	4,597	20,787	(24,346)	161,500	3,955	7,351	4,597
Core Plus Fund	313,575	18,219	—	(42,317)	289,477	29,064	—	10,096
High Income Fund(3)	57,477	2,911	32,505	(3,938)	23,945	2,830	(2,511)	2,912
Inflation-Adjusted Bond Fund	109,086	5,339	9,172	(9,181)	96,072	8,033	(339)	5,339
Short Duration Fund	83,312	5,059	7,896	(4,270)	76,205	7,674	(396)	1,611
Short Duration Inflation Protection Bond Fund	21,425	841	14	(535)	21,717	2,002	—	841
Emerging Markets Fund	57,299	36,462	—	(27,517)	66,244	6,526	—	716
Global Real Estate Fund(3)	49,224	6,639	28,218	(12,457)	15,188	1,184	5,374	6,639
International Growth Fund	117,251	32,978	—	(45,402)	104,827	9,368	—	16,986
International Small-Mid Cap Fund(4)	45,128	7,800	619	(19,157)	33,152	3,527	283	7,800
International Value Fund(3)	72,591	27,263	1,329	(21,468)	77,057	10,673	(229)	9,021
Non-U.S. Intrinsic Value Fund	53,664	5,056	—	(8,733)	49,987	5,792	—	2,401
Emerging Markets Debt Fund	41,929	3,801	—	(8,049)	37,681	4,331	—	1,119
Global Bond Fund	104,922	7,513	4,976	(12,551)	94,908	10,172	(634)	3,035
International Bond Fund	41,553	3,781	—	(8,975)	36,359	3,302	—	331
	$2,185,096	$315,878	$193,845	$(462,386)	$1,844,743	150,500	$26,179	$199,429
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Equity Growth Fund	$53,200	$11,601	$3,632	$(17,685)	$43,484	1,686	$872	$11,601
Focused Dynamic Growth Fund	49,779	1,761	846	(15,661)	35,033	842	597	1,134
Focused Large Cap Value Fund	141,776	26,752	27,934	(26,965)	113,629	11,409	2,227	26,565
Growth Fund	65,432	13,732	2,194	(21,016)	55,954	1,347	3,888	7,190
Heritage Fund	79,316	9,998	3,080	(28,146)	58,088	3,011	251	8,573
Mid Cap Value Fund	74,207	17,748	11,370	(12,660)	67,925	4,137	(501)	15,931
Small Cap Growth Fund	24,534	7,432	198	(10,325)	21,443	1,267	(31)	4,838
Small Cap Value Fund	24,444	4,213	1,288	(2,817)	24,552	2,465	(150)	2,030
Sustainable Equity Fund	104,996	2,408	9,806	(12,357)	85,241	2,088	3,267	2,408
Emerging Markets Fund	43,916	20,365	—	(18,959)	45,322	4,465	—	490
Global Real Estate Fund(3)	29,409	4,086	17,088	(7,670)	8,737	681	3,327	4,086
International Growth Fund	68,843	18,923	—	(26,174)	61,592	5,504	—	9,818
International Small-Mid Cap Fund(4)	27,869	4,831	334	(11,834)	20,532	2,184	146	4,831
International Value Fund(3)	33,231	13,157	—	(10,119)	36,269	5,023	—	4,190
Non-U.S. Intrinsic Value Fund	39,575	4,052	—	(6,478)	37,149	4,305	—	1,784
Core Plus Fund	73,691	6,509	141	(10,088)	69,971	7,025	(2)	2,406
High Income Fund(3)	49,379	2,781	16,415	(4,888)	30,857	3,647	(1,416)	2,781
Inflation-Adjusted Bond Fund	32,356	1,612	635	(2,837)	30,496	2,550	35	1,612
Short Duration Fund	10,295	654	—	(577)	10,372	1,045	—	202
Short Duration Inflation Protection Bond Fund	10,590	435	—	(265)	10,760	992	—	417
Emerging Markets Debt Fund	15,544	1,448	—	(2,990)	14,002	1,609	—	415
Global Bond Fund	31,049	2,374	—	(3,887)	29,536	3,166	—	903
	$1,083,431	$176,872	$94,961	$(254,398)	$910,944	70,448	$12,510	$114,205
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Equity Growth Fund	$20,263	$4,641	$2,093	$(6,490)	$16,321	633	$(152)	$4,641
Focused Dynamic Growth Fund	24,871	886	324	(7,636)	17,797	428	8	574
Focused Large Cap Value Fund	55,342	11,575	12,376	(10,112)	44,429	4,461	321	10,601
Growth Fund	31,140	9,124	1,701	(10,199)	28,364	683	1,470	3,655
Heritage Fund	35,550	6,214	410	(12,959)	28,395	1,472	20	3,978
Mid Cap Value Fund	31,848	7,942	6,492	(5,293)	28,005	1,706	(209)	6,688
Small Cap Growth Fund	13,503	3,541	27	(5,542)	11,475	678	(5)	2,577
Small Cap Value Fund	13,571	1,702	1,508	(1,437)	12,328	1,238	(157)	1,081
Sustainable Equity Fund	41,274	1,074	4,198	(4,959)	33,191	813	1,280	992
Emerging Markets Fund	27,191	13,066	207	(11,650)	28,400	2,798	(58)	306
Global Real Estate Fund(3)	12,556	1,759	6,915	(2,997)	4,403	343	1,306	1,760
International Growth Fund	37,859	9,859	—	(14,425)	33,293	2,975	—	5,342
International Small-Mid Cap Fund(4)	20,109	4,405	—	(8,872)	15,642	1,664	—	3,681
International Value Fund(3)	13,569	5,423	902	(4,039)	14,051	1,946	(176)	1,700
Non-U.S. Intrinsic Value Fund	23,282	3,317	2,521	(3,578)	20,500	2,375	(58)	1,087
	$401,928	$84,528	$39,674	$(110,188)	$336,594	24,213	$3,590	$48,663
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%(4)	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%(4)	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(4)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(4)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
R Class
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%(4)	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%(4)	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(4)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(4)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
R Class
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%(4)	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%(4)	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(4)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(4)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
R Class
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%(4)	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%(4)	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(4)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(4)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
R Class
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%(4)	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%(4)	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(4)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(4)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
R Class
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Ratio was less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 15, 2022

We have served as the auditor of one or more American Century investment companies since 1997.
41

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	64	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	64	Alleghany Corporation
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	64	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	64	None
42

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	64	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	64	None
Stephen E. Yates (1948)	Director	Since 2012	Retired	105	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	139	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.
43

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

44

Approval of Management Agreement

At a meeting held on June 29, 2022, the Funds' Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to each Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided to each Fund and its shareholders on a routine and non-routine basis;
•the investment performance of each Fund, including data comparing each Fund's performance to an appropriate benchmark(s) and peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds' service providers;
•the Advisor’s strategic plans generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•financial data showing the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Funds and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Funds.

The Board held four meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

45

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of Fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance, and may conduct special reviews until performance improves. The performance for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, and One Choice Portfolio:
46

Moderate was above each Fund's respective benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The performance for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive was above each Fund's respective benchmark for the three-, five-, and ten-year periods and below each Fund's respective benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the funds' independent directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this
47

information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the terms of the management agreement are fair and reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
48

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Funds' investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

49

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

50

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2022.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2022 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,659,144	$5,563,799	$10,127,278	$6,274,501	$2,657,849

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2022.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,901,437	$1,927,567	$6,464,252	$2,517,273	$596,000

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2022.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$13,638,316	$59,104,481	$113,441,973	$61,489,956	$22,858,027

For the fiscal year ended July 31, 2022, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$235,087	$0.0025	$2,249,562	$0.0236
One Choice Portfolio: Moderate	$551,917	$0.0044	$3,656,871	$0.0291
One Choice Portfolio: Aggressive	$331,365	$0.0055	$1,964,686	$0.0328
One Choice Portfolio: Very Aggressive	$183,295	$0.0095	$969,456	$0.0505

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
—	—	$9,248,578	$5,368,067	$2,692,880
51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2209

Annual Report

July 31, 2022

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

2022 Sell-Off Sank Stock Returns for the Fiscal Year

Stock market performance changed dramatically during the 12-month period. In the first five months, generally upbeat economic activity and corporate earnings supported solid returns for most broad U.S. and global stock indices. Performance remained positive despite rapidly rising inflation and waning central bank support.

The market climate changed considerably in early 2022. Inflation, which was already at multiyear highs, rose to levels last seen in the early 1980s. The massive fiscal and monetary support unleashed during the pandemic was partly to blame. In addition, escalating energy prices, supply chain breakdowns and labor market shortages further aggravated the inflation rate in the U.S. and other developed markets. Russia’s invasion of Ukraine in February also exacerbated global inflationary pressures.

The Federal Reserve responded to surging inflation in March, launching an aggressive rate-hike campaign and ending its asset purchase program. Policymakers indicated taming inflation remains their priority, even as the economy contracted for two consecutive quarters. Despite a rate-hike total of 2.25 percentage points through July 31, U.S. inflation climbed to a 41-year high of 9.1% in June before easing to 8.5% in July.

The combination of accelerating inflation, tighter monetary policy, geopolitical strife and weakening economies triggered sharp market volatility and fueled recession fears. U.S. and global stocks erased their late 2021 gains and declined for the 12-month period. U.S. stocks generally fared better than non-U.S. stocks, large caps outpaced small caps, and value outperformed growth.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop. We will continue to monitor this evolving situation and what it broadly means for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	-8.11%	4.57%	5.40%	—	8/31/04
S&P Target Date Retirement Income Index	—	-7.36%	3.64%	4.20%	—	—
I Class	ATTIX	-7.92%	4.77%	5.61%	—	8/31/04
A Class	ARTAX					8/31/04
No sales charge		-8.34%	4.30%	5.14%	—
With sales charge		-13.63%	3.08%	4.52%	—
C Class	ATTCX	-9.03%	3.52%	4.35%	—	3/1/10
R Class	ARSRX	-8.60%	4.04%	4.87%	—	8/31/04
R6 Class	ARDTX	-7.75%	4.92%	—	5.23%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
3

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	-8.54%	4.90%	6.17%	—	8/31/04
S&P Target Date To 2025 Index	—	-7.47%	5.05%	6.35%	—	—
I Class	ARWFX	-8.40%	5.11%	6.38%	—	8/31/04
A Class	ARWAX					8/31/04
No sales charge		-8.79%	4.64%	5.91%	—
With sales charge		-14.06%	3.40%	5.28%	—
C Class	ARWCX	-9.45%	3.86%	5.12%	—	3/1/10
R Class	ARWRX	-9.04%	4.37%	5.64%	—	8/31/04
R6 Class	ARWDX	-8.26%	5.25%	—	5.81%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
4

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	-9.35%	5.26%	6.69%	—	5/30/08
S&P Target Date To 2030 Index	—	-7.82%	5.77%	7.13%	—	—
I Class	ARCSX	-9.23%	5.46%	6.91%	—	5/30/08
A Class	ARCMX					5/30/08
No sales charge		-9.54%	5.00%	6.43%	—
With sales charge		-14.75%	3.76%	5.81%	—
C Class	ARWOX	-10.27%	4.20%	5.63%	—	3/1/10
R Class	ARCRX	-9.79%	4.73%	6.17%	—	5/30/08
R6 Class	ARCUX	-9.03%	5.61%	—	6.21%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
5

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	-10.19%	5.64%	7.25%	—	8/31/04
S&P Target Date To 2035 Index	—	-8.14%	6.41%	7.78%	—	—
I Class	ARLIX	-9.98%	5.85%	7.46%	—	8/31/04
A Class	ARYAX					8/31/04
No sales charge		-10.43%	5.37%	6.98%	—
With sales charge		-15.56%	4.13%	6.35%	—
C Class	ARLCX	-11.07%	4.59%	6.17%	—	3/1/10
R Class	ARYRX	-10.62%	5.12%	6.71%	—	8/31/04
R6 Class	ARLDX	-9.90%	5.99%	—	6.64%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
6

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	-11.00%	6.03%	7.79%	—	5/30/08
S&P Target Date To 2040 Index	—	-8.34%	6.84%	8.31%	—	—
I Class	ARDSX	-10.74%	6.26%	8.01%	—	5/30/08
A Class	ARDMX					5/30/08
No sales charge		-11.19%	5.76%	7.51%	—
With sales charge		-16.31%	4.53%	6.88%	—
C Class	ARNOX	-11.88%	4.98%	6.71%	—	3/1/10
R Class	ARDRX	-11.44%	5.51%	7.25%	—	5/30/08
R6 Class	ARDUX	-10.67%	6.40%	—	7.09%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
7

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	-11.59%	6.46%	8.30%	—	8/31/04
S&P Target Date To 2045 Index	—	-8.61%	7.10%	8.69%	—	—
I Class	AOOIX	-11.38%	6.69%	8.53%	—	8/31/04
A Class	AROAX					8/31/04
No sales charge		-11.79%	6.21%	8.04%	—
With sales charge		-16.87%	4.96%	7.40%	—
C Class	AROCX	-12.46%	5.43%	7.23%	—	3/1/10
R Class	ARORX	-12.03%	5.94%	7.76%	—	8/31/04
R6 Class	ARDOX	-11.25%	6.86%	—	7.56%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
8

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	-11.87%	6.94%	8.69%	—	5/30/08
S&P Target Date To 2050 Index	—	-8.71%	7.31%	9.03%	—	—
I Class	ARFSX	-11.72%	7.16%	8.91%	—	5/30/08
A Class	ARFMX					5/30/08
No sales charge		-12.04%	6.69%	8.42%	—
With sales charge		-17.09%	5.43%	7.79%	—
C Class	ARFDX	-12.74%	5.89%	7.61%	—	3/1/10
R Class	ARFWX	-12.28%	6.43%	8.15%	—	5/30/08
R6 Class	ARFEX	-11.52%	7.32%	—	7.92%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
9

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	-12.07%	7.11%	8.89%	—	3/31/11
S&P Target Date To 2055 Index	—	-8.75%	7.33%	9.21%	—	—
I Class	ARENX	-11.88%	7.33%	9.11%	—	3/31/11
A Class	AREMX					3/31/11
No sales charge		-12.27%	6.83%	8.62%	—
With sales charge		-17.32%	5.58%	7.98%	—
C Class	AREFX	-12.98%	6.04%	7.81%	—	3/31/11
R Class	AREOX	-12.50%	6.58%	8.35%	—	3/31/11
R6 Class	AREUX	-11.75%	7.48%	—	8.10%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
10

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	-12.16%	7.25%	8.71%	9/30/15
S&P Target Date To 2060 Index	—	-8.77%	7.56%	9.33%	—
I Class	ARGNX	-11.96%	7.46%	8.93%	9/30/15
A Class	ARGMX				9/30/15
No sales charge		-12.35%	6.99%	8.44%
With sales charge		-17.41%	5.73%	7.50%
C Class	ARGHX	-13.00%	6.19%	7.63%	9/30/15
R Class	ARGRX	-12.60%	6.72%	8.17%	9/30/15
R6 Class	ARGDX	-11.84%	7.63%	9.07%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
11

Total Returns as of July 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice 2065 Portfolio
Investor Class	ARHVX	-12.16%	7.44%	9/23/20
S&P Target Date To 2065+ Index	—	-8.20%	11.00%	—
S&P Target Date To 2060 Index	—	-8.77%	10.57%	—
I Class	ARHUX	-11.97%	7.64%	9/23/20
A Class	ARHMX			9/23/20
No sales charge		-12.33%	7.15%
With sales charge		-17.35%	3.78%
C Class	ARHEX	-12.98%	6.38%	9/23/20
R Class	ARHFX	-12.57%	6.91%	9/23/20
R6 Class	ARHSX	-11.81%	7.86%	9/23/20
Fund returns would have been lower if a portion of the fees had not been waived. Effective October 1, 2021, the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Target Date To 2065+ Index is more reflective of the fund's strategy.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
12

Growth of $10,000 Over 10 Years of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $16,918

S&P Target Date Retirement Income Index — $15,088

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2025 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $18,206

S&P Target Date To 2025 Index — $18,517

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
13

Growth of $10,000 Over 10 Years of One Choice 2030 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $19,117

S&P Target Date To 2030 Index — $19,912

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2035 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $20,135

S&P Target Date To 2035 Index — $21,160

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
14

Growth of $10,000 Over 10 Years of One Choice 2040 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $21,176

S&P Target Date To 2040 Index — $22,230

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2045 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $22,211

S&P Target Date To 2045 Index — $23,027

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
15

Growth of $10,000 Over 10 Years of One Choice 2050 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $23,024

S&P Target Date To 2050 Index — $23,740

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2055 Portfolio — Investor Class
$10,000 investment made July 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $23,455

S&P Target Date To 2055 Index — $24,146

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
16

Growth of $10,000 Over Life of One Choice 2060 Portfolio — Investor Class
$10,000 investment made September 30, 2015
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $17,702

S&P Target Date To 2060 Index — $18,403

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice 2065 Portfolio — Investor Class
$10,000 investment made September 23, 2020
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2022
Investor Class — $11,421

S&P Target Date To 2065+ Index — $12,133

S&P Target Date To 2060 Index — $12,045

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
17

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.59%	1.03%	1.78%	1.28%	0.49%
One Choice 2025 Portfolio	0.79%	0.60%	1.04%	1.79%	1.29%	0.50%
One Choice 2030 Portfolio	0.82%	0.63%	1.07%	1.82%	1.32%	0.52%
One Choice 2035 Portfolio	0.85%	0.65%	1.10%	1.85%	1.35%	0.55%
One Choice 2040 Portfolio	0.87%	0.68%	1.12%	1.87%	1.37%	0.57%
One Choice 2045 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%	0.59%
One Choice 2050 Portfolio	0.92%	0.72%	1.17%	1.92%	1.42%	0.59%
One Choice 2055 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%	0.60%
One Choice 2060 Portfolio	0.94%	0.74%	1.19%	1.94%	1.44%	0.61%
One Choice 2065 Portfolio	0.94%	0.75%	1.19%	1.94%	1.44%	0.61%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
18

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and John Donner

Performance Summary

Each of the 10 One Choice® Target Date Portfolios (the Portfolios) declined in value during the fiscal year ended July 31, 2022, ranging from -8.11%* for the One Choice In Retirement Portfolio to -12.16% for the One Choice 2065 Portfolio. See pages 3-17 for more detailed performance information. The period was marked by a sharp and hawkish shift in U.S. Federal Reserve (Fed) policy. As interest rates rose and economic growth slowed, global bonds lost value and global equity markets sold off.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Early in the period, global equity markets rose, aided by positive corporate earnings, increasing vaccination rates and economic optimism. The market encountered periods of volatility as the spread of a more-transmissible COVID-19 variant led to uncertainty and renewed restrictions in some regions. Nevertheless, stocks gained throughout 2021, as investors revised their worst-case fears about the omicron variant and global economic growth. As 2022 progressed, higher inflation, rising interest rates and mounting geopolitical tensions weighed on investor confidence. Tighter central bank policy ignited recession fears in many countries, and global stocks suffered widespread declines. During the final month of the period, investor sentiment shifted again. Global equities gained in July on hopes that weaker economic data would moderate inflation and allow central banks to slow the pace and magnitude of monetary tightening.

U.S. stock returns were initially buoyed by upbeat economic and earnings data and accommodative monetary policy. The Fed appeared unfazed by inflation, viewing rising prices as a temporary economic consequence of the pandemic recovery. But as inflation surged toward multidecade highs, the Fed began tightening monetary policy by ending bond buying and hiking the federal funds rate target from near zero to 2.50% between March and July. In that environment, U.S. equities sold off on fears that higher rates and inflation could trigger a recession and weaken corporate profits. Value stocks outperformed growth stocks across capitalization categories for much of the period.

European stocks experienced broad-based declines as higher energy costs, signs of slowing economic growth and the war in Ukraine all weighed on investor sentiment. Stocks in the U.K., Japan and emerging markets declined as well. In July, non-U.S. developed markets stocks rose on better-than-expected corporate earnings, retreating commodity prices and hopes that market valuations already reflected a severe downturn. Emerging markets stocks declined throughout the period as risk premiums rose. Regulatory uncertainty and credit concerns in China also dampened sentiment toward emerging markets.

In the global bond market, yields rose as central banks became less accommodating. Surging inflation, resurgent waves of COVID-19 cases, lockdowns in China and Russia’s invasion of Ukraine contributed to rate volatility during the period. Rising interest rates and widening credit spreads drove fixed-income returns lower throughout much of the period. In July, investor sentiment shifted, and global bonds produced positive returns as yields moved lower (bond yields and prices move in opposite directions).

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-12 for returns for all share classes.
19

In the U.S. bond market, renewed COVID-19 worries triggered a global flight to quality that sent U.S. Treasury yields lower early in the period. That changed as investors refocused on inflation pressures, and the Fed raised its rate target at the most rapid pace in decades. Economically sensitive corporate bonds fell sharply, with high-yield bonds underperforming investment-grade corporates.

It was a similar story in Europe, where bonds initially gained. But Russia’s invasion of Ukraine sent fuel prices surging, contributing to higher inflation and European Central Bank rate hikes. Bonds lost value in the U.K., too, as inflation there reached a 40-year high. Japan’s benchmark 10-year government bond yield edged higher alongside global bond yields. In emerging markets, bonds declined as the U.S. dollar strengthened, interest rates rose and risk premiums increased.

Portfolio Information

Each One Choice Target Date Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio. A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. One Choice In Retirement Portfolio is generally intended for investors near, at or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond funds and short-term investments.

Portfolio Performance

In a difficult market environment, many stock and bond positions delivered negative results, with the One Choice Portfolios declining in value and underperforming their respective benchmarks. In part, this was the result of several equity strategies underperforming benchmarks. Focused Dynamic Growth Fund, Emerging Markets Fund, Equity Growth Fund and International Growth Fund were some of the weaker performers in the Portfolios that held them. U.S. and non-U.S. bond holdings also detracted from absolute and relative performance, led by Diversified Bond Fund and Global Bond Fund. On the other hand, U.S. mid- and large-capitalization value equities and inflation-protected short-duration bonds increased in value during the period and contributed to relative performance. Focused Large Cap Value Fund, Mid Cap Value Fund and Short Duration Inflation Protection Bond Fund led the way.

Dynamic Risk Management Process

Recession risk has increased, given changes in U.S. consumer spending and signs of slowing growth across many global economies. However, stagflation remains our base case for the U.S. economy in 2022, with sustained high inflation and sluggish growth. Outside the U.S., recession risk is higher, particularly in Europe, where high energy prices likely will persist for the foreseeable future.

Inflation may be moderating, but it is nevertheless likely to remain elevated for some time. Our fixed-income team sees anecdotal evidence that inflation may be nearing a peak. For example, wage increases appear to be leveling off, some retail prices are declining and retail inventories are high. Global supply chains have started to unkink, but the invasion of Ukraine provides an additional layer of complexity and may affect companies ranging from food and semiconductors to automotive.

As of July 31, all One Choice Target Date Portfolios remained at the long-term strategic glide path weightings across all vintages. Our Dynamic Risk Management Signal was enhanced during the period to incorporate a broader set of macroeconomic and market signals. The enhanced model stood at a neutral reading overall, with valuation and momentum indicators favoring equities, while macroeconomic and volatility readings favored bonds.
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Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2022
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Domestic Fixed Income Funds	43.1%	40.5%	35.3%	30.5%	25.6%
Domestic Equity Funds	35.2%	36.5%	39.4%	42.4%	45.8%
International Fixed Income Funds	11.1%	11.4%	11.6%	11.0%	9.5%
International Equity Funds	10.6%	11.6%	13.7%	16.1%	19.1%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Domestic Fixed Income Funds	21.3%	16.6%	13.4%	11.6%	10.7%
Domestic Equity Funds	49.5%	53.8%	57.0%	58.6%	59.4%
International Fixed Income Funds	8.0%	6.3%	5.0%	4.4%	4.1%
International Equity Funds	21.2%	23.3%	24.6%	25.4%	25.8%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)
(1)Category is less than 0.05% of total net assets.

21

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$932.20	$3.55	0.74%
I Class	$1,000	$933.10	$2.59	0.54%
A Class	$1,000	$931.10	$4.74	0.99%
C Class	$1,000	$926.80	$8.31	1.74%
R Class	$1,000	$929.70	$5.93	1.24%
R6 Class	$1,000	$933.90	$1.87	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$928.20	$3.63	0.76%
I Class	$1,000	$928.90	$2.68	0.56%
A Class	$1,000	$926.20	$4.82	1.01%
C Class	$1,000	$923.60	$8.39	1.76%
R Class	$1,000	$925.50	$6.02	1.26%
R6 Class	$1,000	$928.90	$1.96	0.41%
Hypothetical
Investor Class	$1,000	$1,021.03	$3.81	0.76%
I Class	$1,000	$1,022.02	$2.81	0.56%
A Class	$1,000	$1,019.79	$5.06	1.01%
C Class	$1,000	$1,016.07	$8.80	1.76%
R Class	$1,000	$1,018.55	$6.31	1.26%
R6 Class	$1,000	$1,022.76	$2.06	0.41%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
23

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$921.60	$3.72	0.78%
I Class	$1,000	$922.30	$2.76	0.58%
A Class	$1,000	$920.70	$4.91	1.03%
C Class	$1,000	$917.10	$8.46	1.78%
R Class	$1,000	$919.30	$6.09	1.28%
R6 Class	$1,000	$922.80	$2.05	0.43%
Hypothetical
Investor Class	$1,000	$1,020.93	$3.91	0.78%
I Class	$1,000	$1,021.92	$2.91	0.58%
A Class	$1,000	$1,019.69	$5.16	1.03%
C Class	$1,000	$1,015.97	$8.90	1.78%
R Class	$1,000	$1,018.45	$6.41	1.28%
R6 Class	$1,000	$1,022.66	$2.16	0.43%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$915.60	$3.85	0.81%
I Class	$1,000	$916.30	$2.90	0.61%
A Class	$1,000	$914.40	$5.03	1.06%
C Class	$1,000	$910.80	$8.58	1.81%
R Class	$1,000	$913.30	$6.21	1.31%
R6 Class	$1,000	$916.60	$2.19	0.46%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R6 Class	$1,000	$1,022.51	$2.31	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
24

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$909.70	$3.93	0.83%
I Class	$1,000	$911.20	$2.99	0.63%
A Class	$1,000	$909.00	$5.11	1.08%
C Class	$1,000	$905.30	$8.65	1.83%
R Class	$1,000	$907.50	$6.29	1.33%
R6 Class	$1,000	$911.40	$2.27	0.48%
Hypothetical
Investor Class	$1,000	$1,020.68	$4.16	0.83%
I Class	$1,000	$1,021.67	$3.16	0.63%
A Class	$1,000	$1,019.44	$5.41	1.08%
C Class	$1,000	$1,015.72	$9.15	1.83%
R Class	$1,000	$1,018.20	$6.66	1.33%
R6 Class	$1,000	$1,022.41	$2.41	0.48%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$905.60	$4.06	0.86%
I Class	$1,000	$906.80	$3.12	0.66%
A Class	$1,000	$905.00	$5.24	1.11%
C Class	$1,000	$901.40	$8.77	1.86%
R Class	$1,000	$903.40	$6.42	1.36%
R6 Class	$1,000	$907.80	$2.41	0.51%
Hypothetical
Investor Class	$1,000	$1,020.53	$4.31	0.86%
I Class	$1,000	$1,021.52	$3.31	0.66%
A Class	$1,000	$1,019.29	$5.56	1.11%
C Class	$1,000	$1,015.57	$9.30	1.86%
R Class	$1,000	$1,018.05	$6.81	1.36%
R6 Class	$1,000	$1,022.27	$2.56	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
25

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$903.10	$4.15	0.88%
I Class	$1,000	$904.50	$3.21	0.68%
A Class	$1,000	$902.50	$5.33	1.13%
C Class	$1,000	$899.50	$8.85	1.88%
R Class	$1,000	$901.80	$6.51	1.38%
R6 Class	$1,000	$905.30	$2.50	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$902.60	$4.15	0.88%
I Class	$1,000	$903.70	$3.21	0.68%
A Class	$1,000	$901.20	$5.33	1.13%
C Class	$1,000	$897.60	$8.85	1.88%
R Class	$1,000	$900.20	$6.50	1.38%
R6 Class	$1,000	$903.50	$2.50	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
26

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period(1) 2/1/22 - 7/31/22	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$901.40	$4.15	0.88%
I Class	$1,000	$902.10	$3.21	0.68%
A Class	$1,000	$900.70	$5.33	1.13%
C Class	$1,000	$896.70	$8.84	1.88%
R Class	$1,000	$899.40	$6.50	1.38%
R6 Class	$1,000	$903.00	$2.50	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$902.00	$4.15	0.88%
I Class	$1,000	$902.80	$3.21	0.68%
A Class	$1,000	$900.30	$5.32	1.13%
C Class	$1,000	$897.80	$8.85	1.88%
R Class	$1,000	$899.50	$6.50	1.38%
R6 Class	$1,000	$903.00	$2.50	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
27

Schedules of Investments

JULY 31, 2022

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.1%
Diversified Bond Fund G Class	40,632,130	$401,445,447
High Income Fund G Class	8,409,200	71,057,743
Inflation-Adjusted Bond Fund G Class	5,084,277	60,757,110
Short Duration Fund G Class	20,093,751	199,330,011
Short Duration Inflation Protection Bond Fund G Class	13,205,627	144,601,619
		877,191,930
Domestic Equity Funds — 35.2%
Disciplined Growth Fund G Class	2,946,203	58,099,113
Equity Growth Fund G Class	2,983,774	77,130,564
Focused Large Cap Value Fund G Class	18,570,532	185,333,910
Growth Fund G Class	2,015,694	86,674,836
Heritage Fund G Class	1,799,158	40,049,246
Mid Cap Value Fund G Class	5,088,533	83,757,255
Small Cap Growth Fund G Class	1,073,027	20,129,988
Small Cap Value Fund G Class	1,971,324	19,930,088
Sustainable Equity Fund G Class	3,484,852	143,471,354
		714,576,354
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	2,547,554	22,163,715
Global Bond Fund G Class	17,031,939	159,759,590
International Bond Fund G Class	3,958,714	44,535,534
		226,458,839
International Equity Funds — 10.6%
Global Real Estate Fund G Class	1,620,577	20,873,027
International Growth Fund G Class	7,789,977	86,624,548
International Small-Mid Cap Fund G Class	1,049,859	10,068,149
International Value Fund G Class	13,543,255	97,782,304
		215,348,028
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,839,923,298)		2,033,575,151
OTHER ASSETS AND LIABILITIES†		1,606
TOTAL NET ASSETS — 100.0%		$2,033,576,757

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
28

JULY 31, 2022

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.5%
Diversified Bond Fund G Class	39,049,660	$385,810,640
High Income Fund G Class	8,701,529	73,527,916
Inflation-Adjusted Bond Fund G Class	5,891,954	70,408,855
Short Duration Fund G Class	15,703,785	155,781,552
Short Duration Inflation Protection Bond Fund G Class	10,070,981	110,277,243
		795,806,206
Domestic Equity Funds — 36.5%
Disciplined Growth Fund G Class	3,029,264	59,737,080
Equity Growth Fund G Class	2,941,719	76,043,438
Focused Large Cap Value Fund G Class	18,157,336	181,210,209
Growth Fund G Class	2,069,310	88,980,336
Heritage Fund G Class	1,934,166	43,054,537
Mid Cap Value Fund G Class	5,372,498	88,431,312
Small Cap Growth Fund G Class	1,080,938	20,278,402
Small Cap Value Fund G Class	1,987,027	20,088,843
Sustainable Equity Fund G Class	3,427,422	141,106,982
		718,931,139
International Equity Funds — 11.6%
Emerging Markets Fund G Class	650,953	6,815,473
Global Real Estate Fund G Class	1,724,535	22,212,005
International Growth Fund G Class	7,869,960	87,513,959
International Small-Mid Cap Fund G Class	1,417,720	13,595,933
International Value Fund G Class	12,861,902	92,862,931
Non-U.S. Intrinsic Value Fund G Class	634,904	5,530,013
		228,530,314
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	3,162,588	27,514,516
Global Bond Fund G Class	16,577,484	155,496,802
International Bond Fund G Class	3,659,050	41,164,313
		224,175,631
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,780,282,308)		1,967,443,290
OTHER ASSETS AND LIABILITIES†		(14,143)
TOTAL NET ASSETS — 100.0%		$1,967,429,147

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
29

JULY 31, 2022

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.4%
Disciplined Growth Fund G Class	2,747,806	$54,186,731
Equity Growth Fund G Class	2,729,315	70,552,785
Focused Dynamic Growth Fund G Class	135,324	5,927,190
Focused Large Cap Value Fund G Class	16,827,554	167,938,987
Growth Fund G Class	2,120,645	91,187,726
Heritage Fund G Class	2,274,548	50,631,435
Mid Cap Value Fund G Class	5,600,259	92,180,261
Small Cap Growth Fund G Class	1,009,465	18,937,555
Small Cap Value Fund G Class	1,994,565	20,165,057
Sustainable Equity Fund G Class	3,229,946	132,976,894
		704,684,621
Domestic Fixed Income Funds — 35.3%
Diversified Bond Fund G Class	34,171,543	337,614,846
High Income Fund G Class	8,748,211	73,922,385
Inflation-Adjusted Bond Fund G Class	6,483,755	77,480,877
Short Duration Fund G Class	8,605,040	85,362,000
Short Duration Inflation Protection Bond Fund G Class	5,214,523	57,099,026
		631,479,134
International Equity Funds — 13.7%
Emerging Markets Fund G Class	1,989,796	20,833,168
Global Real Estate Fund G Class	1,847,096	23,790,602
International Growth Fund G Class	7,834,703	87,121,899
International Small-Mid Cap Fund G Class	1,942,545	18,629,009
International Value Fund G Class	10,945,661	79,027,674
Non-U.S. Intrinsic Value Fund G Class	1,880,920	16,382,818
		245,785,170
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	3,982,601	34,648,627
Global Bond Fund G Class	15,022,141	140,907,686
International Bond Fund G Class	2,923,079	32,884,643
		208,440,956
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,674,500,583)		1,790,389,881
OTHER ASSETS AND LIABILITIES†		795
TOTAL NET ASSETS — 100.0%		$1,790,390,676

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
30

JULY 31, 2022

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.4%
Disciplined Growth Fund G Class	2,696,349	$53,172,001
Equity Growth Fund G Class	3,235,598	83,640,199
Focused Dynamic Growth Fund G Class	479,201	20,989,021
Focused Large Cap Value Fund G Class	19,854,789	198,150,794
Growth Fund G Class	2,663,048	114,511,057
Heritage Fund G Class	3,353,231	74,642,926
Mid Cap Value Fund G Class	7,145,669	117,617,713
Small Cap Growth Fund G Class	1,252,012	23,487,740
Small Cap Value Fund G Class	2,518,037	25,457,355
Sustainable Equity Fund G Class	3,795,267	156,251,132
		867,919,938
Domestic Fixed Income Funds — 30.5%
Diversified Bond Fund G Class	37,182,692	367,364,998
High Income Fund G Class	10,439,742	88,215,822
Inflation-Adjusted Bond Fund G Class	7,228,882	86,385,136
Short Duration Fund G Class	5,104,090	50,632,577
Short Duration Inflation Protection Bond Fund G Class	3,002,532	32,877,724
		625,476,257
International Equity Funds — 16.1%
Emerging Markets Fund G Class	4,473,056	46,832,895
Global Real Estate Fund G Class	2,593,559	33,405,044
International Growth Fund G Class	9,583,374	106,567,116
International Small-Mid Cap Fund G Class	3,103,737	29,764,839
International Value Fund G Class	11,350,882	81,953,369
Non-U.S. Intrinsic Value Fund G Class	3,663,590	31,909,867
		330,433,130
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	5,337,594	46,437,064
Global Bond Fund G Class	16,430,026	154,113,639
International Bond Fund G Class	2,135,178	24,020,757
		224,571,460
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,883,751,131)		2,048,400,785
OTHER ASSETS AND LIABILITIES†		784
TOTAL NET ASSETS — 100.0%		$2,048,401,569

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
31

JULY 31, 2022

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.8%
Disciplined Growth Fund G Class	1,505,961	$29,697,553
Equity Growth Fund G Class	2,334,202	60,339,126
Focused Dynamic Growth Fund G Class	643,512	28,185,815
Focused Large Cap Value Fund G Class	14,519,739	144,906,998
Growth Fund G Class	2,052,632	88,263,181
Heritage Fund G Class	3,084,962	68,671,246
Mid Cap Value Fund G Class	5,533,429	91,080,236
Small Cap Growth Fund G Class	962,002	18,047,155
Small Cap Value Fund G Class	1,884,818	19,055,506
Sustainable Equity Fund G Class	2,766,050	113,878,285
		662,125,101
Domestic Fixed Income Funds — 25.6%
Diversified Bond Fund G Class	24,471,381	241,777,239
High Income Fund G Class	7,169,939	60,585,982
Inflation-Adjusted Bond Fund G Class	4,315,388	51,568,886
Short Duration Fund G Class	932,786	9,253,233
Short Duration Inflation Protection Bond Fund G Class	557,951	6,109,565
		369,294,905
International Equity Funds — 19.1%
Emerging Markets Fund G Class	5,341,337	55,923,794
Global Real Estate Fund G Class	2,116,759	27,263,858
International Growth Fund G Class	7,228,568	80,381,679
International Small-Mid Cap Fund G Class	2,921,203	28,014,340
International Value Fund G Class	7,141,254	51,559,854
Non-U.S. Intrinsic Value Fund G Class	3,812,876	33,210,148
		276,353,673
International Fixed Income Funds — 9.5%
Emerging Markets Debt Fund G Class	4,026,911	35,034,123
Global Bond Fund G Class	10,475,042	98,255,890
International Bond Fund G Class	395,812	4,452,884
		137,742,897
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,352,864,208)		1,445,516,576
OTHER ASSETS AND LIABILITIES†		(2,887)
TOTAL NET ASSETS — 100.0%		$1,445,513,689

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
32

JULY 31, 2022

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.5%
Disciplined Growth Fund G Class	1,019,421	$20,102,983
Equity Growth Fund G Class	2,580,061	66,694,577
Focused Dynamic Growth Fund G Class	1,009,926	44,234,768
Focused Large Cap Value Fund G Class	16,260,092	162,275,722
Growth Fund G Class	2,303,781	99,062,601
Heritage Fund G Class	3,822,323	85,084,903
Mid Cap Value Fund G Class	6,232,274	102,583,236
Small Cap Growth Fund G Class	1,104,708	20,724,321
Small Cap Value Fund G Class	2,182,107	22,061,098
Sustainable Equity Fund G Class	3,051,769	125,641,323
		748,465,532
Domestic Fixed Income Funds — 21.3%
Diversified Bond Fund G Class	22,140,786	218,750,969
High Income Fund G Class	6,709,488	56,695,177
Inflation-Adjusted Bond Fund G Class	3,811,995	45,553,341
		320,999,487
International Equity Funds — 21.2%
Emerging Markets Fund G Class	7,113,009	74,473,206
Global Real Estate Fund G Class	2,446,299	31,508,337
International Growth Fund G Class	8,017,774	89,157,645
International Small-Mid Cap Fund G Class	3,423,920	32,835,392
International Value Fund G Class	7,141,565	51,562,100
Non-U.S. Intrinsic Value Fund G Class	4,727,137	41,173,365
		320,710,045
International Fixed Income Funds — 8.0%
Emerging Markets Debt Fund G Class	3,766,614	32,769,541
Global Bond Fund G Class	9,426,875	88,424,087
		121,193,628
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,379,775,742)		1,511,368,692
OTHER ASSETS AND LIABILITIES†		195
TOTAL NET ASSETS — 100.0%		$1,511,368,887

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
33

JULY 31, 2022

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.8%
Disciplined Growth Fund G Class	303,092	$5,976,975
Equity Growth Fund G Class	1,957,100	50,591,028
Focused Dynamic Growth Fund G Class	1,011,258	44,293,111
Focused Large Cap Value Fund G Class	12,491,173	124,661,909
Growth Fund G Class	1,776,717	76,398,833
Heritage Fund G Class	2,932,952	65,287,513
Mid Cap Value Fund G Class	4,840,993	79,682,752
Small Cap Growth Fund G Class	842,129	15,798,335
Small Cap Value Fund G Class	1,649,064	16,672,036
Sustainable Equity Fund G Class	2,345,757	96,574,803
		575,937,295
International Equity Funds — 23.3%
Emerging Markets Fund G Class	5,511,543	57,705,856
Global Real Estate Fund G Class	1,949,101	25,104,419
International Growth Fund G Class	6,185,267	68,780,174
International Small-Mid Cap Fund G Class	2,658,165	25,491,803
International Value Fund G Class	5,072,954	36,626,725
Non-U.S. Intrinsic Value Fund G Class	4,106,842	35,770,594
		249,479,571
Domestic Fixed Income Funds — 16.6%
Diversified Bond Fund G Class	12,329,569	121,816,145
High Income Fund G Class	3,666,380	30,980,909
Inflation-Adjusted Bond Fund G Class	2,111,900	25,237,204
		178,034,258
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,027,285	17,637,382
Global Bond Fund G Class	5,241,886	49,168,891
		66,806,273
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,003,629,215)		1,070,257,397
OTHER ASSETS AND LIABILITIES†		119
TOTAL NET ASSETS — 100.0%		$1,070,257,516

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
34

JULY 31, 2022

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.0%
Equity Growth Fund G Class	1,409,904	$36,446,017
Focused Dynamic Growth Fund G Class	846,861	37,092,516
Focused Large Cap Value Fund G Class	8,872,336	88,545,911
Growth Fund G Class	1,281,537	55,106,109
Heritage Fund G Class	2,134,850	47,521,766
Mid Cap Value Fund G Class	3,444,114	56,690,121
Small Cap Growth Fund G Class	606,157	11,371,514
Small Cap Value Fund G Class	1,196,557	12,097,189
Sustainable Equity Fund G Class	1,690,925	69,615,385
		414,486,528
International Equity Funds — 24.6%
Emerging Markets Fund G Class	3,946,755	41,322,524
Global Real Estate Fund G Class	1,377,780	17,745,805
International Growth Fund G Class	4,465,349	49,654,682
International Small-Mid Cap Fund G Class	1,945,891	18,661,094
International Value Fund G Class	3,463,180	25,004,156
Non-U.S. Intrinsic Value Fund G Class	3,031,513	26,404,480
		178,792,741
Domestic Fixed Income Funds — 13.4%
Diversified Bond Fund G Class	6,748,799	66,678,134
High Income Fund G Class	2,027,354	17,131,145
Inflation-Adjusted Bond Fund G Class	1,139,300	13,614,630
		97,423,909
International Fixed Income Funds — 5.0%
Emerging Markets Debt Fund G Class	1,144,403	9,956,311
Global Bond Fund G Class	2,818,357	26,436,185
		36,392,496
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $698,066,702)		727,095,674
OTHER ASSETS AND LIABILITIES†		(784)
TOTAL NET ASSETS — 100.0%		$727,094,890

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
35

JULY 31, 2022

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.6%
Equity Growth Fund G Class	624,210	$16,135,831
Focused Dynamic Growth Fund G Class	368,653	16,147,001
Focused Large Cap Value Fund G Class	3,931,910	39,240,465
Growth Fund G Class	559,235	24,047,100
Heritage Fund G Class	923,940	20,566,902
Mid Cap Value Fund G Class	1,508,534	24,830,463
Small Cap Growth Fund G Class	268,615	5,039,213
Small Cap Value Fund G Class	513,451	5,190,986
Sustainable Equity Fund G Class	738,977	30,423,680
		181,621,641
International Equity Funds — 25.4%
Emerging Markets Fund G Class	1,751,742	18,340,742
Global Real Estate Fund G Class	613,449	7,901,229
International Growth Fund G Class	1,958,110	21,774,183
International Small-Mid Cap Fund G Class	860,928	8,256,302
International Value Fund G Class	1,489,803	10,756,380
Non-U.S. Intrinsic Value Fund G Class	1,366,743	11,904,334
		78,933,170
Domestic Fixed Income Funds — 11.6%
Diversified Bond Fund G Class	2,514,575	24,844,003
High Income Fund G Class	734,676	6,208,015
Inflation-Adjusted Bond Fund G Class	418,475	5,000,774
		36,052,792
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund G Class	422,039	3,671,740
Global Bond Fund G Class	1,052,718	9,874,497
		13,546,237
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $312,090,250)		310,153,840
OTHER ASSETS AND LIABILITIES†		(188)
TOTAL NET ASSETS — 100.0%		$310,153,652

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
36

JULY 31, 2022

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.4%
Equity Growth Fund G Class	52,144	$1,347,927
Focused Dynamic Growth Fund G Class	30,712	1,345,166
Focused Large Cap Value Fund G Class	328,108	3,274,514
Growth Fund G Class	46,740	2,009,809
Heritage Fund G Class	77,593	1,727,220
Mid Cap Value Fund G Class	125,759	2,069,999
Small Cap Growth Fund G Class	22,257	417,533
Small Cap Value Fund G Class	41,269	417,232
Sustainable Equity Fund G Class	61,092	2,515,151
		15,124,551
International Equity Funds — 25.8%
Emerging Markets Fund G Class	146,519	1,534,055
Global Real Estate Fund G Class	50,771	653,926
International Growth Fund G Class	160,936	1,789,612
International Small-Mid Cap Fund G Class	70,463	675,742
International Value Fund G Class	123,122	888,944
Non-U.S. Intrinsic Value Fund G Class	116,654	1,016,055
		6,558,334
Domestic Fixed Income Funds — 10.7%
Diversified Bond Fund G Class	190,522	1,882,358
High Income Fund G Class	56,073	473,818
Inflation-Adjusted Bond Fund G Class	31,477	376,144
		2,732,320
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	32,462	282,424
Global Bond Fund G Class	80,116	751,489
		1,033,913
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $28,938,183)		25,449,118
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$25,449,119

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
37

Statements of Assets and Liabilities

JULY 31, 2022
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,839,923,298 and $1,780,282,308, respectively)	$2,033,575,151	$1,967,443,290
Receivable for investments sold	4,393,028	7,244,453
Receivable for capital shares sold	958,705	764,826
Distributions receivable from affiliates	1,953,457	1,797,560
	2,040,880,341	1,977,250,129

Liabilities
Payable for investments purchased	1,951,585	1,796,021
Payable for capital shares redeemed	4,131,606	6,845,817
Accrued management fees	1,081,698	1,044,376
Distribution and service fees payable	138,695	134,768
	7,303,584	9,820,982

Net Assets	$2,033,576,757	$1,967,429,147

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,824,736,709	$1,743,819,044
Distributable earnings	208,840,048	223,610,103
	$2,033,576,757	$1,967,429,147

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$826,118,794	67,674,454	$12.21
I Class, $0.01 Par Value	$306,978,901	25,141,183	$12.21
A Class, $0.01 Par Value	$202,195,762	16,560,455	$12.21
C Class, $0.01 Par Value	$2,664,425	220,685	$12.07
R Class, $0.01 Par Value	$229,286,040	18,835,738	$12.17
R6 Class, $0.01 Par Value	$466,332,835	48,829,124	$9.55
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$712,029,445	51,975,863	$13.70
I Class, $0.01 Par Value	$320,346,855	23,362,145	$13.71
A Class, $0.01 Par Value	$179,681,454	13,131,364	$13.68
C Class, $0.01 Par Value	$2,007,232	146,981	$13.66
R Class, $0.01 Par Value	$233,648,611	17,101,737	$13.66
R6 Class, $0.01 Par Value	$519,715,550	52,328,273	$9.93
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.95 and $14.51 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
38

JULY 31, 2022
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,674,500,583 and $1,883,751,131, respectively)	$1,790,389,881	$2,048,400,785
Receivable for investments sold	2,416,959	4,584,981
Receivable for capital shares sold	1,240,842	1,070,932
Distributions receivable from affiliates	1,495,969	1,564,721
	1,795,543,651	2,055,621,419

Liabilities
Payable for investments purchased	1,495,028	1,564,031
Payable for capital shares redeemed	2,572,773	4,353,165
Accrued management fees	931,968	1,140,891
Distribution and service fees payable	153,206	161,763
	5,152,975	7,219,850

Net Assets	$1,790,390,676	$2,048,401,569

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,623,604,793	$1,814,525,960
Distributable earnings	166,785,883	233,875,609
	$1,790,390,676	$2,048,401,569

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$428,278,379	35,362,612	$12.11
I Class, $0.01 Par Value	$348,341,037	28,754,138	$12.11
A Class, $0.01 Par Value	$159,676,363	13,222,130	$12.08
C Class, $0.01 Par Value	$2,244,393	186,078	$12.06
R Class, $0.01 Par Value	$289,067,131	23,952,784	$12.07
R6 Class, $0.01 Par Value	$562,783,373	51,723,436	$10.88
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$626,308,233	40,935,729	$15.30
I Class, $0.01 Par Value	$361,327,034	23,568,755	$15.33
A Class, $0.01 Par Value	$189,011,548	12,367,708	$15.28
C Class, $0.01 Par Value	$1,184,326	77,865	$15.21
R Class, $0.01 Par Value	$297,839,462	19,510,046	$15.27
R6 Class, $0.01 Par Value	$572,730,966	56,016,892	$10.22
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.82 and $16.21 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
39

JULY 31, 2022
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,352,864,208 and $1,379,775,742, respectively)	$1,445,516,576	$1,511,368,692
Receivable for investments sold	3,717,341	3,059,275
Receivable for capital shares sold	1,088,164	921,085
Distributions receivable from affiliates	989,282	875,249
	1,451,311,363	1,516,224,301

Liabilities
Payable for investments purchased	988,985	875,052
Payable for capital shares redeemed	3,855,348	2,947,804
Accrued management fees	815,218	899,641
Distribution and service fees payable	138,123	132,917
	5,797,674	4,855,414

Net Assets	$1,445,513,689	$1,511,368,887

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,297,498,643	$1,315,206,777
Distributable earnings	148,015,046	196,162,110
	$1,445,513,689	$1,511,368,887

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$329,436,439	25,730,017	$12.80
I Class, $0.01 Par Value	$289,090,784	22,557,617	$12.82
A Class, $0.01 Par Value	$129,309,517	10,114,689	$12.78
C Class, $0.01 Par Value	$1,180,578	92,851	$12.71
R Class, $0.01 Par Value	$271,996,049	21,309,736	$12.76
R6 Class, $0.01 Par Value	$424,500,322	37,855,671	$11.21
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$438,091,405	26,852,430	$16.31
I Class, $0.01 Par Value	$272,168,967	16,650,398	$16.35
A Class, $0.01 Par Value	$129,008,287	7,921,283	$16.29
C Class, $0.01 Par Value	$1,433,618	88,630	$16.18
R Class, $0.01 Par Value	$259,821,584	15,959,818	$16.28
R6 Class, $0.01 Par Value	$410,845,026	39,750,033	$10.34
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $13.56 and $17.28 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
40

JULY 31, 2022
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,003,629,215 and $698,066,702, respectively)	$1,070,257,397	$727,095,674
Receivable for investments sold	2,269,168	541,516
Receivable for capital shares sold	1,487,467	1,295,876
Distributions receivable from affiliates	484,570	265,165
	1,074,498,602	729,198,231

Liabilities
Payable for investments purchased	484,450	265,102
Payable for capital shares redeemed	3,012,684	1,338,527
Accrued management fees	641,047	428,214
Distribution and service fees payable	102,905	71,498
	4,241,086	2,103,341

Net Assets	$1,070,257,516	$727,094,890

Net Assets Consist of:
Capital (par value and paid-in surplus)	$954,841,068	$668,713,361
Distributable earnings	115,416,448	58,381,529
	$1,070,257,516	$727,094,890

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$235,536,730	17,300,748	$13.61
I Class, $0.01 Par Value	$223,504,270	16,381,409	$13.64
A Class, $0.01 Par Value	$91,346,874	6,718,114	$13.60
C Class, $0.01 Par Value	$1,063,039	78,640	$13.52
R Class, $0.01 Par Value	$205,965,625	15,158,216	$13.59
R6 Class, $0.01 Par Value	$312,840,978	26,177,069	$11.95
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$126,681,809	8,341,628	$15.19
I Class, $0.01 Par Value	$168,209,485	11,069,412	$15.20
A Class, $0.01 Par Value	$62,799,825	4,145,111	$15.15
C Class, $0.01 Par Value	$844,758	56,342	$14.99
R Class, $0.01 Par Value	$144,054,899	9,507,644	$15.15
R6 Class, $0.01 Par Value	$224,504,114	17,887,950	$12.55
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $14.43 and $16.07 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
41

JULY 31, 2022
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $312,090,250 and $28,938,183, respectively)	$310,153,840	$25,449,118
Receivable for investments sold	809,286	—
Receivable for capital shares sold	453,738	104,025
Distributions receivable from affiliates	97,128	7,141
	311,513,992	25,560,284

Liabilities
Payable for investments purchased	97,101	84,925
Payable for capital shares redeemed	1,042,907	9,322
Accrued management fees	184,081	14,071
Distribution and service fees payable	36,251	2,847
	1,360,340	111,165

Net Assets	$310,153,652	$25,449,119

Net Assets Consist of:
Capital (par value and paid-in surplus)	$301,781,131	$28,321,674
Distributable earnings	8,372,521	(2,872,555)
	$310,153,652	$25,449,119

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$54,886,639	3,948,007	$13.90
I Class, $0.01 Par Value	$55,156,843	3,961,673	$13.92
A Class, $0.01 Par Value	$23,520,049	1,694,784	$13.88
C Class, $0.01 Par Value	$247,684	18,048	$13.72
R Class, $0.01 Par Value	$78,044,004	5,633,093	$13.85
R6 Class, $0.01 Par Value	$98,298,433	7,036,006	$13.97
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$3,483,458	320,680	$10.86
I Class, $0.01 Par Value	$3,323,792	305,721	$10.87
A Class, $0.01 Par Value	$797,036	73,514	$10.84
C Class, $0.01 Par Value	$34,620	3,206	$10.80
R Class, $0.01 Par Value	$6,927,041	639,475	$10.83
R6 Class, $0.01 Par Value	$10,883,172	999,429	$10.89
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $14.73 and $11.50 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
42

Statements of Operations

YEAR ENDED JULY 31, 2022
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$118,490,179	$117,900,132

Expenses:
Management fees	15,783,507	15,334,448
Distribution and service fees:
A Class	574,314	510,954
C Class	37,308	26,507
R Class	1,249,944	1,234,826
Directors' fees and expenses	58,088	56,424
	17,703,161	17,163,159
Fees waived	(1,105,395)	(941,064)
	16,597,766	16,222,095

Net investment income (loss)	101,892,413	101,678,037

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	10,723,612	17,305,075
Capital gain distributions received from underlying funds	76,070,045	79,188,681
	86,793,657	96,493,756

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(374,658,155)	(393,012,926)

Net realized and unrealized gain (loss) on affiliates	(287,864,498)	(296,519,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(185,972,085)	$(194,841,133)

See Notes to Financial Statements.
43

YEAR ENDED JULY 31, 2022
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$106,775,881	$124,430,770

Expenses:
Management fees	13,684,379	16,670,825
Distribution and service fees:
A Class	459,898	526,979
C Class	30,712	16,283
R Class	1,495,347	1,532,771
Directors' fees and expenses	49,746	57,004
	15,720,082	18,803,862
Fees waived	(1,030,653)	(1,114,192)
	14,689,429	17,689,670

Net investment income (loss)	92,086,452	106,741,100

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,341,984	19,111,576
Capital gain distributions received from underlying funds	77,105,260	97,309,966
	89,447,244	116,421,542

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(371,678,686)	(461,836,590)

Net realized and unrealized gain (loss) on affiliates	(282,231,442)	(345,415,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(190,144,990)	$(238,673,948)

See Notes to Financial Statements.
44

YEAR ENDED JULY 31, 2022
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$90,255,310	$96,323,689

Expenses:
Management fees	12,022,018	13,232,311
Distribution and service fees:
A Class	367,899	365,752
C Class	13,169	17,747
R Class	1,389,368	1,334,259
Directors' fees and expenses	40,420	42,557
	13,832,874	14,992,626
Fees waived	(861,293)	(772,700)
	12,971,581	14,219,926

Net investment income (loss)	77,283,729	82,103,763

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	10,725,289	19,111,820
Capital gain distributions received from underlying funds	76,307,603	86,991,060
	87,032,892	106,102,880

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(347,238,092)	(392,020,651)

Net realized and unrealized gain (loss) on affiliates	(260,205,200)	(285,917,771)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(182,921,471)	$(203,814,008)

See Notes to Financial Statements.
45

YEAR ENDED JULY 31, 2022
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$69,336,888	$46,889,255

Expenses:
Management fees	9,276,609	6,244,783
Distribution and service fees:
A Class	252,562	170,448
C Class	13,052	9,243
R Class	1,046,061	711,886
Directors' fees and expenses	29,787	20,065
	10,618,071	7,156,425
Fees waived	(494,586)	(406,970)
	10,123,485	6,749,455

Net investment income (loss)	59,213,403	40,139,800

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	7,751,314	946,900
Capital gain distributions received from underlying funds	65,797,107	46,085,134
	73,548,421	47,032,034

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(278,835,356)	(188,168,821)

Net realized and unrealized gain (loss) on affiliates	(205,286,935)	(141,136,787)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(146,073,532)	$(100,996,987)

See Notes to Financial Statements.
46

YEAR ENDED JULY 31, 2022
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$18,449,935	$1,014,326

Expenses:
Management fees	2,525,867	136,828
Distribution and service fees:
A Class	60,297	1,340
C Class	2,714	327
R Class	354,241	19,895
Directors' fees and expenses	7,886	424
	2,951,005	158,814
Fees waived	(192,585)	(11,220)
	2,758,420	147,594

Net investment income (loss)	15,691,515	866,732

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(3,033,648)	(512,585)
Capital gain distributions received from underlying funds	18,534,067	1,068,483
	15,500,419	555,898

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(71,627,849)	(4,042,530)

Net realized and unrealized gain (loss) on affiliates	(56,127,430)	(3,486,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,435,915)	$(2,619,900)

See Notes to Financial Statements.
47

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$101,892,413	$33,087,643	$101,678,037	$32,419,514
Net realized gain (loss)	86,793,657	89,728,213	96,493,756	100,628,307
Change in net unrealized appreciation (depreciation)	(374,658,155)	242,089,713	(393,012,926)	249,951,354
Net increase (decrease) in net assets resulting from operations	(185,972,085)	364,905,569	(194,841,133)	382,999,175

Distributions to Shareholders
From earnings:
Investor Class	(75,268,652)	(38,771,723)	(64,627,237)	(53,664,150)
I Class	(29,384,549)	(14,885,038)	(29,947,885)	(30,064,343)
A Class	(17,895,445)	(10,265,520)	(15,704,904)	(13,967,368)
C Class	(281,897)	(165,770)	(196,368)	(210,998)
R Class	(19,032,312)	(7,677,488)	(17,832,838)	(12,504,392)
R6 Class	(59,897,904)	(24,801,699)	(69,708,018)	(44,045,956)
Decrease in net assets from distributions	(201,760,759)	(96,567,238)	(198,017,250)	(154,457,207)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(257,932,454)	1,143,539,267	(206,231,189)	(15,799,319)

Net increase (decrease) in net assets	(645,665,298)	1,411,877,598	(599,089,572)	212,742,649

Net Assets
Beginning of period	2,679,242,055	1,267,364,457	2,566,518,719	2,353,776,070
End of period	$2,033,576,757	$2,679,242,055	$1,967,429,147	$2,566,518,719

See Notes to Financial Statements.
48

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$92,086,452	$27,502,761	$106,741,100	$29,059,728
Net realized gain (loss)	89,447,244	85,698,061	116,421,542	100,547,352
Change in net unrealized appreciation (depreciation)	(371,678,686)	246,760,031	(461,836,590)	312,378,089
Net increase (decrease) in net assets resulting from operations	(190,144,990)	359,960,853	(238,673,948)	441,985,169

Distributions to Shareholders
From earnings:
Investor Class	(37,930,472)	(28,614,533)	(51,528,323)	(44,695,960)
I Class	(31,137,808)	(30,364,331)	(30,293,457)	(32,079,531)
A Class	(14,421,414)	(12,648,380)	(14,980,120)	(13,923,495)
C Class	(213,331)	(181,933)	(110,066)	(169,220)
R Class	(22,222,744)	(13,932,544)	(20,697,138)	(14,837,844)
R6 Class	(62,185,446)	(33,943,666)	(76,638,766)	(44,489,273)
Decrease in net assets from distributions	(168,111,215)	(119,685,387)	(194,247,870)	(150,195,323)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(75,988,669)	(14,870,312)	(44,962,079)	35,067,475

Net increase (decrease) in net assets	(434,244,874)	225,405,154	(477,883,897)	326,857,321

Net Assets
Beginning of period	2,224,635,550	1,999,230,396	2,526,285,466	2,199,428,145
End of period	$1,790,390,676	$2,224,635,550	$2,048,401,569	$2,526,285,466

See Notes to Financial Statements.
49

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$77,283,729	$19,470,660	$82,103,763	$18,289,531
Net realized gain (loss)	87,032,892	75,887,109	106,102,880	80,871,828
Change in net unrealized appreciation (depreciation)	(347,238,092)	246,748,963	(392,020,651)	287,995,648
Net increase (decrease) in net assets resulting from operations	(182,921,471)	342,106,732	(203,814,008)	387,157,007

Distributions to Shareholders
From earnings:
Investor Class	(30,078,810)	(24,719,745)	(37,296,784)	(32,097,949)
I Class	(26,312,273)	(24,461,099)	(23,437,359)	(22,634,970)
A Class	(11,766,510)	(10,661,760)	(10,768,562)	(9,532,282)
C Class	(92,512)	(84,182)	(116,970)	(124,761)
R Class	(20,928,000)	(13,272,103)	(18,546,575)	(12,623,293)
R6 Class	(52,115,518)	(31,076,812)	(63,298,641)	(38,662,897)
Decrease in net assets from distributions	(141,293,623)	(104,275,701)	(153,464,891)	(115,676,152)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(21,007,985)	10,300,402	(23,338,616)	31,874,558

Net increase (decrease) in net assets	(345,223,079)	248,131,433	(380,617,515)	303,355,413

Net Assets
Beginning of period	1,790,736,768	1,542,605,335	1,891,986,402	1,588,630,989
End of period	$1,445,513,689	$1,790,736,768	$1,511,368,887	$1,891,986,402

See Notes to Financial Statements.
50

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$59,213,403	$11,364,854	$40,139,800	$7,337,735
Net realized gain (loss)	73,548,421	53,259,781	47,032,034	34,356,047
Change in net unrealized appreciation (depreciation)	(278,835,356)	219,358,536	(188,168,821)	155,594,306
Net increase (decrease) in net assets resulting from operations	(146,073,532)	283,983,171	(100,996,987)	197,288,088

Distributions to Shareholders
From earnings:
Investor Class	(19,584,498)	(16,942,079)	(10,516,664)	(7,956,112)
I Class	(18,807,255)	(17,435,738)	(14,045,981)	(11,190,864)
A Class	(7,479,172)	(6,709,198)	(4,965,583)	(3,550,774)
C Class	(91,643)	(89,047)	(59,803)	(48,270)
R Class	(14,630,696)	(9,944,243)	(9,808,258)	(5,159,597)
R6 Class	(37,644,256)	(24,429,921)	(27,609,685)	(13,898,049)
Decrease in net assets from distributions	(98,237,520)	(75,550,226)	(67,005,974)	(41,803,666)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	616,751	36,694,519	27,918,203	4,908,612

Net increase (decrease) in net assets	(243,694,301)	245,127,464	(140,084,758)	160,393,034

Net Assets
Beginning of period	1,313,951,817	1,068,824,353	867,179,648	706,786,614
End of period	$1,070,257,516	$1,313,951,817	$727,094,890	$867,179,648

See Notes to Financial Statements.
51

YEARS ENDED JULY 31, 2022 AND JULY 31, 2021 (EXCEPT AS NOTED)
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$15,691,515	$2,232,690	$866,732	$11,948
Net realized gain (loss)	15,500,419	6,895,104	555,898	15,587
Change in net unrealized appreciation (depreciation)	(71,627,849)	56,042,626	(4,042,530)	553,465
Net increase (decrease) in net assets resulting from operations	(40,435,915)	65,170,420	(2,619,900)	581,000

Distributions to Shareholders
From earnings:
Investor Class	(3,814,767)	(1,549,668)	(125,764)	(5,516)
I Class	(3,552,447)	(2,119,397)	(103,965)	(280)
A Class	(1,504,548)	(598,812)	(22,097)	(198)
C Class	(14,810)	(6,083)	(1,069)	(171)
R Class	(4,091,371)	(1,270,041)	(129,272)	(1,208)
R6 Class	(7,968,447)	(2,671,743)	(407,453)	(875)
Decrease in net assets from distributions	(20,946,390)	(8,215,744)	(789,620)	(8,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	45,369,632	69,230,202	19,639,970	8,645,917

Net increase (decrease) in net assets	(16,012,673)	126,184,878	16,230,450	9,218,669

Net Assets
Beginning of period	326,166,325	199,981,447	9,218,669	—
End of period	$310,153,652	$326,166,325	$25,449,119	$9,218,669
(1)September 23, 2020 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
52

Notes to Financial Statements

JULY 31, 2022

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of One Choice 2065 Portfolio commenced sale on September 23, 2020, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

53

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2022, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2022 and cannot terminate them prior to such date without the approval of the Board of Directors.

54

From August 1, 2021 until November 30, 2021, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.49%	0.03%	0.05%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.82%	0.63%	0.52%	0.04%	0.05%	0.09%
One Choice 2035 Portfolio	0.85%	0.66%	0.55%	0.04%	0.05%	0.09%
One Choice 2040 Portfolio	0.88%	0.68%	0.57%	0.05%	0.05%	0.09%
One Choice 2045 Portfolio	0.90%	0.70%	0.59%	0.04%	0.04%	0.08%
One Choice 2050 Portfolio	0.92%	0.72%	0.60%	0.04%	0.04%	0.07%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

Effective December 1, 2021, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.58%	0.48%	0.03%	0.04%	0.09%
One Choice 2025 Portfolio	0.78%	0.59%	0.49%	0.02%	0.03%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.64%	0.54%	0.03%	0.03%	0.08%
One Choice 2040 Portfolio	0.86%	0.67%	0.56%	0.03%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.69%	0.58%	0.03%	0.03%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.58%	0.03%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.93%	0.74%	0.60%	0.05%	0.06%	0.07%

For the period ended July 31, 2022, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.58%	0.48%	0.03%	0.04%	0.09%
One Choice 2025 Portfolio	0.78%	0.59%	0.49%	0.02%	0.03%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.69%	0.58%	0.03%	0.03%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.93%	0.74%	0.60%	0.05%	0.06%	0.07%

55

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2022 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$279,349	$170,364	$68,918	$1,119	$74,997	$510,648
One Choice 2025 Portfolio	$193,254	$137,551	$48,416	$635	$57,976	$503,232
One Choice 2030 Portfolio	$160,300	$186,930	$61,983	$1,039	$99,969	$520,432
One Choice 2035 Portfolio	$236,387	$170,431	$70,964	$555	$102,506	$533,349
One Choice 2040 Portfolio	$138,084	$151,087	$55,047	$492	$102,310	$414,273
One Choice 2045 Portfolio	$166,175	$112,536	$49,243	$598	$89,251	$354,897
One Choice 2050 Portfolio	$87,085	$88,144	$33,987	$440	$69,887	$215,043
One Choice 2055 Portfolio	$61,665	$86,744	$29,743	$404	$61,750	$166,664
One Choice 2060 Portfolio	$31,611	$33,293	$12,902	$146	$37,668	$76,965
One Choice 2065 Portfolio	$1,598	$1,631	$280	$17	$2,069	$5,625
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2022 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2022 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$413,560,544	$352,812,387	$340,977,605	$386,501,085	$302,707,981
Sales	$695,295,057	$576,197,674	$415,888,317	$421,662,580	$311,419,707

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$313,260,386	$250,742,395	$203,185,821	$109,583,285	$24,050,413
Sales	$321,004,118	$223,353,310	$156,048,169	$50,934,368	$3,264,851
56

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	27,164,199	$336,713,681	14,558,881	$195,783,754
Issued in connection with reorganization (Note 8)	—	—	24,101,171	306,855,946
Issued in reinvestment of distributions	5,495,026	74,308,384	2,950,780	38,177,911
Redeemed	(33,936,152)	(427,529,361)	(18,864,939)	(255,214,352)
	(1,276,927)	(16,507,296)	22,745,893	285,603,259
I Class
Sold	4,423,335	60,874,797	6,729,644	91,434,305
Issued in connection with reorganization (Note 8)	—	—	25,737,323	327,595,658
Issued in reinvestment of distributions	2,167,747	29,314,654	1,087,721	14,261,692
Redeemed	(18,827,197)	(266,537,968)	(10,728,835)	(145,641,663)
	(12,236,115)	(176,348,517)	22,825,853	287,649,992
A Class
Sold	2,497,791	33,030,391	10,230,611	136,190,095
Issued in connection with reorganization (Note 8)	—	—	7,243,831	92,191,076
Issued in reinvestment of distributions	1,272,451	17,235,371	763,469	9,858,701
Redeemed	(5,778,594)	(78,208,285)	(8,372,616)	(112,446,481)
	(2,008,352)	(27,942,523)	9,865,295	125,793,391
C Class
Sold	5,355	73,473	15,694	211,375
Issued in connection with reorganization (Note 8)	—	—	302,555	3,825,804
Issued in reinvestment of distributions	20,939	281,897	12,966	165,770
Redeemed	(130,935)	(1,712,684)	(236,749)	(3,209,446)
	(104,641)	(1,357,314)	94,466	993,503
R Class
Sold	2,800,303	36,930,338	2,374,335	32,211,272
Issued in connection with reorganization (Note 8)	—	—	9,848,455	125,206,684
Issued in reinvestment of distributions	1,406,942	19,015,368	572,335	7,371,378
Redeemed	(4,118,553)	(54,636,161)	(3,898,807)	(53,109,926)
	88,692	1,309,545	8,896,318	111,679,408
R6 Class
Sold	21,378,773	234,435,190	24,933,736	270,589,218
Issued in connection with reorganization (Note 8)	—	—	23,813,430	243,145,111
Issued in reinvestment of distributions	5,476,942	58,078,042	2,311,479	24,174,453
Redeemed	(30,951,438)	(329,599,581)	(18,941,565)	(206,089,068)
	(4,095,723)	(37,086,349)	32,117,080	331,819,714
Net increase (decrease)	(19,633,066)	$(257,932,454)	96,544,905	$1,143,539,267
57

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	13,232,430	$188,998,802	8,635,259	$132,468,321
Issued in reinvestment of distributions	4,217,765	64,489,627	3,552,706	53,390,241
Redeemed	(19,849,568)	(286,170,677)	(16,815,540)	(257,848,838)
	(2,399,373)	(32,682,248)	(4,627,575)	(71,990,276)
I Class
Sold	5,639,779	88,205,976	6,988,983	107,023,732
Issued in reinvestment of distributions	1,947,049	29,750,915	1,945,562	29,241,791
Redeemed	(17,662,993)	(279,989,130)	(10,292,541)	(157,856,253)
	(10,076,165)	(162,032,239)	(1,357,996)	(21,590,730)
A Class
Sold	1,956,052	29,008,539	4,688,980	71,233,079
Issued in reinvestment of distributions	972,411	14,868,167	884,620	13,304,362
Redeemed	(4,881,863)	(74,426,806)	(6,269,835)	(96,162,920)
	(1,953,400)	(30,550,100)	(696,235)	(11,625,479)
C Class
Sold	8,356	123,092	17,322	267,267
Issued in reinvestment of distributions	12,809	196,368	13,989	210,814
Redeemed	(76,218)	(1,126,229)	(125,000)	(1,901,559)
	(55,053)	(806,769)	(93,689)	(1,423,478)
R Class
Sold	3,510,215	52,081,313	3,527,116	54,315,202
Issued in reinvestment of distributions	1,163,075	17,783,415	807,628	12,122,131
Redeemed	(3,421,912)	(50,758,421)	(2,895,096)	(44,510,371)
	1,251,378	19,106,307	1,439,648	21,926,962
R6 Class
Sold	21,885,155	250,954,930	20,136,701	232,003,753
Issued in reinvestment of distributions	6,017,310	66,551,447	3,778,804	42,284,821
Redeemed	(28,872,558)	(316,772,517)	(17,648,824)	(205,384,892)
	(970,093)	733,860	6,266,681	68,903,682
Net increase (decrease)	(14,202,706)	$(206,231,189)	930,834	$(15,799,319)

58

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	9,924,803	$130,395,835	6,703,538	$91,367,137
Issued in reinvestment of distributions	2,767,974	37,782,853	2,131,579	28,451,587
Redeemed	(11,368,928)	(147,402,743)	(13,844,583)	(188,362,124)
	1,323,849	20,775,945	(5,009,466)	(68,543,400)
I Class
Sold	6,659,489	92,482,881	8,103,356	110,323,616
Issued in reinvestment of distributions	2,280,644	31,085,177	2,271,949	30,307,798
Redeemed	(20,493,561)	(295,016,684)	(10,765,656)	(146,455,938)
	(11,553,428)	(171,448,626)	(390,351)	(5,824,524)
A Class
Sold	2,429,910	32,077,156	3,971,869	53,399,258
Issued in reinvestment of distributions	966,445	13,172,647	882,907	11,769,070
Redeemed	(5,720,245)	(77,368,834)	(6,316,593)	(86,278,527)
	(2,323,890)	(32,119,031)	(1,461,817)	(21,110,199)
C Class
Sold	12,048	160,377	27,942	373,465
Issued in reinvestment of distributions	15,606	213,331	13,608	181,933
Redeemed	(88,205)	(1,121,977)	(70,771)	(969,375)
	(60,551)	(748,269)	(29,221)	(413,977)
R Class
Sold	5,242,790	69,118,887	4,358,643	59,494,220
Issued in reinvestment of distributions	1,627,462	22,198,588	1,010,080	13,454,817
Redeemed	(3,799,644)	(49,746,628)	(3,626,409)	(49,368,268)
	3,070,608	41,570,847	1,742,314	23,580,769
R6 Class
Sold	23,294,890	294,161,645	17,002,632	210,694,515
Issued in reinvestment of distributions	4,917,441	60,140,299	2,692,968	32,531,052
Redeemed	(24,029,377)	(288,321,479)	(14,976,898)	(185,784,548)
	4,182,954	65,980,465	4,718,702	57,441,019
Net increase (decrease)	(5,360,458)	$(75,988,669)	(429,839)	$(14,870,312)

59

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	7,218,726	$122,173,063	5,780,752	$99,282,001
Issued in reinvestment of distributions	2,946,248	51,294,080	2,650,020	44,491,906
Redeemed	(9,890,153)	(165,281,021)	(12,509,934)	(214,432,024)
	274,821	8,186,122	(4,079,162)	(70,658,117)
I Class
Sold	5,821,052	103,478,164	5,497,456	94,511,561
Issued in reinvestment of distributions	1,735,410	30,230,842	1,813,692	30,470,018
Redeemed	(15,389,952)	(279,904,291)	(8,175,734)	(139,931,388)
	(7,833,490)	(146,195,285)	(864,586)	(14,949,809)
A Class
Sold	2,093,463	35,138,236	3,516,444	59,565,036
Issued in reinvestment of distributions	819,515	14,275,948	795,985	13,372,549
Redeemed	(4,456,457)	(77,551,342)	(5,019,577)	(85,610,593)
	(1,543,479)	(28,137,158)	(707,148)	(12,673,008)
C Class
Sold	11,723	198,399	23,831	414,447
Issued in reinvestment of distributions	6,322	110,066	10,075	169,162
Redeemed	(52,809)	(893,361)	(122,885)	(2,115,862)
	(34,764)	(584,896)	(88,979)	(1,532,253)
R Class
Sold	4,322,882	72,135,912	3,543,919	61,038,054
Issued in reinvestment of distributions	1,184,359	20,631,535	857,516	14,392,234
Redeemed	(2,848,728)	(47,663,523)	(2,591,877)	(44,626,488)
	2,658,513	45,103,924	1,809,558	30,803,800
R6 Class
Sold	23,050,787	279,251,098	18,696,951	224,435,877
Issued in reinvestment of distributions	6,370,127	73,957,179	3,695,441	42,867,117
Redeemed	(24,230,509)	(276,543,063)	(13,523,499)	(163,226,132)
	5,190,405	76,665,214	8,868,893	104,076,862
Net increase (decrease)	(1,287,994)	$(44,962,079)	4,938,576	$35,067,475

60

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	6,494,868	$92,943,653	4,860,778	$70,690,447
Issued in reinvestment of distributions	2,041,048	30,003,399	1,735,948	24,648,995
Redeemed	(7,482,453)	(105,124,942)	(10,845,076)	(157,661,029)
	1,053,463	17,822,110	(4,248,350)	(62,321,587)
I Class
Sold	5,277,135	78,789,349	5,282,374	77,199,894
Issued in reinvestment of distributions	1,781,655	26,190,334	1,717,182	24,366,818
Redeemed	(12,213,037)	(188,963,827)	(7,642,666)	(110,644,487)
	(5,154,247)	(83,984,144)	(643,110)	(9,077,775)
A Class
Sold	1,691,850	24,021,551	2,896,060	41,360,439
Issued in reinvestment of distributions	751,760	11,050,866	711,568	10,097,077
Redeemed	(3,995,825)	(58,767,441)	(4,231,831)	(61,327,557)
	(1,552,215)	(23,695,024)	(624,203)	(9,870,041)
C Class
Sold	14,632	208,112	12,715	184,700
Issued in reinvestment of distributions	6,298	92,512	5,937	84,182
Redeemed	(23,706)	(347,537)	(42,857)	(618,936)
	(2,776)	(46,913)	(24,205)	(350,054)
R Class
Sold	4,934,023	69,771,771	4,093,491	59,651,598
Issued in reinvestment of distributions	1,422,368	20,908,819	914,352	12,962,296
Redeemed	(2,704,186)	(38,081,790)	(2,802,786)	(40,751,647)
	3,652,205	52,598,800	2,205,057	31,862,247
R6 Class
Sold	16,734,864	221,043,411	12,984,628	168,028,487
Issued in reinvestment of distributions	3,938,191	50,605,761	2,391,954	30,019,026
Redeemed	(20,461,843)	(255,351,986)	(10,646,504)	(137,989,901)
	211,212	16,297,186	4,730,078	60,057,612
Net increase (decrease)	(1,792,358)	$(21,007,985)	1,395,267	$10,300,402

61

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	4,407,329	$81,551,161	3,706,107	$68,327,496
Issued in reinvestment of distributions	1,971,523	37,222,347	1,781,007	32,022,226
Redeemed	(5,805,206)	(105,035,583)	(9,174,660)	(168,353,159)
	573,646	13,737,925	(3,687,546)	(68,003,437)
I Class
Sold	4,874,268	92,671,501	4,131,230	76,435,089
Issued in reinvestment of distributions	1,225,772	23,167,092	1,177,058	21,175,266
Redeemed	(9,919,112)	(193,752,329)	(5,560,059)	(102,224,219)
	(3,819,072)	(77,913,736)	(251,771)	(4,613,864)
A Class
Sold	1,384,915	24,906,403	2,151,745	39,156,227
Issued in reinvestment of distributions	539,782	10,191,077	507,114	9,112,538
Redeemed	(2,774,963)	(51,460,363)	(3,369,936)	(61,487,778)
	(850,266)	(16,362,883)	(711,077)	(13,219,013)
C Class
Sold	6,696	121,434	10,580	192,025
Issued in reinvestment of distributions	6,212	116,970	6,958	124,761
Redeemed	(24,596)	(426,311)	(42,466)	(780,895)
	(11,688)	(187,907)	(24,928)	(464,109)
R Class
Sold	3,845,831	68,941,384	3,316,436	61,433,267
Issued in reinvestment of distributions	980,425	18,530,033	672,893	12,084,801
Redeemed	(2,366,774)	(42,549,410)	(2,214,012)	(41,021,700)
	2,459,482	44,922,007	1,775,317	32,496,368
R6 Class
Sold	16,209,612	200,326,465	14,855,356	182,727,025
Issued in reinvestment of distributions	5,136,621	61,331,261	3,158,664	37,430,168
Redeemed	(21,306,729)	(249,191,748)	(10,841,624)	(134,478,580)
	39,504	12,465,978	7,172,396	85,678,613
Net increase (decrease)	(1,608,394)	$(23,338,616)	4,272,391	$31,874,558

62

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	4,090,776	$62,912,597	3,691,304	$56,763,402
Issued in reinvestment of distributions	1,236,036	19,566,441	1,127,881	16,834,395
Redeemed	(4,248,798)	(64,711,145)	(7,242,137)	(110,550,190)
	1,078,014	17,767,893	(2,422,952)	(36,952,393)
I Class
Sold	4,099,582	64,552,242	4,127,076	63,905,633
Issued in reinvestment of distributions	1,177,432	18,662,303	1,159,593	17,335,925
Redeemed	(7,821,616)	(129,159,527)	(4,820,979)	(73,593,508)
	(2,544,602)	(45,944,982)	465,690	7,648,050
A Class
Sold	1,457,088	22,133,715	1,921,409	29,280,461
Issued in reinvestment of distributions	426,229	6,747,209	410,117	6,127,144
Redeemed	(2,115,341)	(32,900,856)	(2,815,065)	(42,770,519)
	(232,024)	(4,019,932)	(483,539)	(7,362,914)
C Class
Sold	14,706	224,972	16,987	258,724
Issued in reinvestment of distributions	5,796	91,643	5,968	89,047
Redeemed	(28,760)	(428,170)	(37,249)	(568,198)
	(8,258)	(111,555)	(14,294)	(220,427)
R Class
Sold	4,158,879	62,428,975	3,386,870	52,142,891
Issued in reinvestment of distributions	921,479	14,605,444	639,581	9,544,079
Redeemed	(2,408,655)	(36,045,905)	(2,014,616)	(31,001,358)
	2,671,703	40,988,514	2,011,835	30,685,612
R6 Class
Sold	12,008,171	169,189,795	9,962,707	136,492,809
Issued in reinvestment of distributions	2,650,958	36,768,783	1,803,442	23,841,499
Redeemed	(16,011,430)	(214,021,765)	(8,578,474)	(117,437,717)
	(1,352,301)	(8,063,187)	3,187,675	42,896,591
Net increase (decrease)	(387,468)	$616,751	2,744,415	$36,694,519

63

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,511,013	$42,871,698	2,639,835	$44,697,200
Issued in reinvestment of distributions	592,880	10,505,826	477,070	7,927,874
Redeemed	(2,599,386)	(43,572,623)	(5,064,319)	(86,283,818)
	504,507	9,804,901	(1,947,414)	(33,658,744)
I Class
Sold	3,796,881	67,025,465	3,344,464	57,223,911
Issued in reinvestment of distributions	788,250	13,959,905	658,728	10,941,464
Redeemed	(5,971,140)	(109,233,140)	(4,709,484)	(79,760,932)
	(1,386,009)	(28,247,770)	(706,292)	(11,595,557)
A Class
Sold	1,067,414	17,936,036	1,318,871	22,034,267
Issued in reinvestment of distributions	274,436	4,857,524	208,293	3,459,751
Redeemed	(1,400,844)	(24,444,616)	(1,917,684)	(32,136,269)
	(58,994)	(1,651,056)	(390,520)	(6,642,251)
C Class
Sold	9,737	158,413	10,431	177,646
Issued in reinvestment of distributions	3,398	59,803	2,924	48,270
Redeemed	(15,093)	(260,260)	(18,884)	(324,896)
	(1,958)	(42,044)	(5,529)	(98,980)
R Class
Sold	2,994,294	50,124,086	2,341,824	39,888,932
Issued in reinvestment of distributions	552,581	9,797,257	297,736	4,943,476
Redeemed	(1,495,227)	(25,153,401)	(1,351,828)	(23,086,947)
	2,051,648	34,767,942	1,287,732	21,745,461
R6 Class
Sold	9,118,052	135,751,422	7,789,508	111,436,802
Issued in reinvestment of distributions	1,848,638	27,008,601	978,072	13,614,766
Redeemed	(10,613,938)	(149,473,793)	(6,234,932)	(89,892,885)
	352,752	13,286,230	2,532,648	35,158,683
Net increase (decrease)	1,461,946	$27,918,203	770,625	$4,908,612

64

	Year ended July 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,679,007	$26,205,384	1,494,181	$22,825,820
Issued in reinvestment of distributions	234,388	3,808,805	102,736	1,543,024
Redeemed	(1,276,655)	(19,250,514)	(1,135,484)	(17,223,989)
	636,740	10,763,675	461,433	7,144,855
I Class
Sold	1,405,808	21,738,332	1,720,220	26,577,618
Issued in reinvestment of distributions	218,612	3,552,447	141,011	2,119,397
Redeemed	(2,322,844)	(39,366,552)	(1,326,991)	(20,052,078)
	(698,424)	(14,075,773)	534,240	8,644,937
A Class
Sold	567,954	8,746,443	1,048,017	15,502,915
Issued in reinvestment of distributions	89,283	1,450,847	35,957	538,866
Redeemed	(552,126)	(8,820,422)	(275,077)	(4,196,285)
	105,111	1,376,868	808,897	11,845,496
C Class
Sold	1,364	20,803	1,104	16,553
Issued in reinvestment of distributions	918	14,810	408	6,083
Redeemed	(1,655)	(25,879)	(71)	(979)
	627	9,734	1,441	21,657
R Class
Sold	2,348,676	35,742,228	1,539,856	23,650,365
Issued in reinvestment of distributions	251,869	4,090,353	78,754	1,181,493
Redeemed	(689,257)	(10,458,165)	(473,987)	(7,282,812)
	1,911,288	29,374,416	1,144,623	17,549,046
R6 Class
Sold	4,707,360	75,830,343	3,248,143	50,280,345
Issued in reinvestment of distributions	482,305	7,861,578	175,133	2,637,501
Redeemed	(4,205,608)	(65,771,209)	(1,868,544)	(28,893,635)
	984,057	17,920,712	1,554,732	24,024,211
Net increase (decrease)	2,939,399	$45,369,632	4,505,366	$69,230,202

65

	Year ended July 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	270,010	$3,282,853	200,618	$2,357,340
Issued in reinvestment of distributions	9,903	125,764	480	5,516
Redeemed	(122,428)	(1,457,294)	(37,903)	(459,237)
	157,485	1,951,323	163,195	1,903,619
I Class
Sold	239,832	2,901,150	151,554	1,886,789
Issued in reinvestment of distributions	8,186	103,965	24	280
Redeemed	(89,604)	(1,167,367)	(4,271)	(53,902)
	158,414	1,837,748	147,307	1,833,167
A Class
Sold	82,714	990,270	24,869	298,038
Issued in reinvestment of distributions	1,740	22,097	17	198
Redeemed	(32,006)	(376,061)	(3,820)	(45,252)
	52,448	636,306	21,066	252,984
C Class
Sold	604	6,769	2,509	25,114
Issued in reinvestment of distributions	84	1,069	15	171
Redeemed	(6)	(61)	—	—
	682	7,777	2,524	25,285
R Class
Sold	549,930	6,435,359	141,436	1,718,574
Issued in reinvestment of distributions	10,170	129,272	105	1,208
Redeemed	(51,932)	(615,977)	(10,234)	(121,079)
	508,168	5,948,654	131,307	1,598,703
R6 Class
Sold	1,043,512	12,777,114	287,165	3,507,414
Issued in reinvestment of distributions	32,058	407,453	76	875
Redeemed	(325,597)	(3,926,405)	(37,785)	(476,130)
	749,973	9,258,162	249,456	3,032,159
Net increase (decrease)	1,627,170	$19,639,970	714,855	$8,645,917
(1)September 23, 2020 (fund inception) through July 31, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.
66

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2022 and July 31, 2021 (except as noted) were as follows:

	2022		2021
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$108,359,575	$93,401,184	$33,561,960	$63,005,278
One Choice 2025 Portfolio	$94,900,771	$103,116,479	$34,416,244	$120,040,963
One Choice 2030 Portfolio	$85,856,361	$82,254,854	$28,544,553	$91,140,834
One Choice 2035 Portfolio	$99,913,863	$94,334,007	$34,999,738	$115,195,585
One Choice 2040 Portfolio	$72,149,829	$69,143,794	$21,975,798	$82,299,903
One Choice 2045 Portfolio	$77,619,627	$75,845,264	$25,134,933	$90,541,219
One Choice 2050 Portfolio	$56,690,831	$41,546,689	$17,475,767	$58,074,459
One Choice 2055 Portfolio	$38,773,925	$28,232,049	$10,766,448	$31,037,218
One Choice 2060 Portfolio	$14,854,738	$6,091,652	$3,032,098	$5,183,646
One Choice 2065 Portfolio	$768,078	$21,542	$ 8,248(1)	—(1)
(1)September 23, 2020 (fund inception) through July 31, 2021.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$1,869,579,155	$1,795,135,547	$1,683,645,670	$1,890,520,653	$1,358,085,364
Gross tax appreciation of investments	$217,020,776	$225,742,847	$163,644,064	$226,213,006	$135,094,200
Gross tax depreciation of investments	(53,024,780)	(53,435,104)	(56,899,853)	(68,332,874)	(47,662,988)
Net tax appreciation (depreciation) of investments	$163,995,996	$172,307,743	$106,744,211	$157,880,132	$87,431,212
Undistributed ordinary income	$237,228	$13,163,590	$10,788,958	$11,157,420	$6,729,507
Accumulated long-term gains	$44,606,824	$38,138,770	$49,252,714	$64,838,057	$53,854,327

67

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,383,839,912	$1,006,751,467	$702,419,944	$319,313,130	$29,277,703
Gross tax appreciation of investments	$173,905,342	$97,994,937	$49,457,928	$10,185,291	—
Gross tax depreciation of investments	(46,376,562)	(34,489,007)	(24,782,198)	(19,344,581)	$(3,828,585)
Net tax appreciation (depreciation) of investments	$127,528,780	$63,505,930	$24,675,730	$(9,159,290)	$(3,828,585)
Undistributed ordinary income	$4,961,584	$1,622,332	$1,185,379	$534,991	$91,016
Accumulated long-term gains	$63,671,746	$50,288,186	$32,520,420	$16,996,820	$865,014

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
8. Reorganization

On March 4, 2020, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2020 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2020 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their total expense ratios were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 2, 2020.

The reorganization was accomplished by a tax-free exchange of shares. On October 2, 2020, One Choice 2020 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2020 Portfolio – Investor Class	26,842,337	One Choice In Retirement Portfolio – Investor Class	24,101,171
One Choice 2020 Portfolio – I Class	28,664,577	One Choice In Retirement Portfolio – I Class	25,737,323
One Choice 2020 Portfolio – A Class	8,067,714	One Choice In Retirement Portfolio – A Class	7,243,831
One Choice 2020 Portfolio – C Class	335,171	One Choice In Retirement Portfolio – C Class	302,555
One Choice 2020 Portfolio – R Class	10,960,934	One Choice In Retirement Portfolio – R Class	9,848,455
One Choice 2020 Portfolio – R6 Class	23,743,664	One Choice In Retirement Portfolio – R6 Class	23,813,430

The net assets of One Choice 2020 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,098,820,280 and $1,458,288,401, respectively. One Choice 2020 Portfolio's unrealized appreciation of $155,316,946 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,557,108,681.

68

Assuming the reorganization had been completed on August 1, 2020, the beginning of the annual reporting period, the pro forma results of operations for the period ended July 31, 2021 are as follows:

Net investment income (loss)	$34,151,470
Net realized and unrealized gain (loss)	345,172,714
Net increase (decrease) in net assets resulting from operations	$379,324,184

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2020 Portfolio that have been included in One Choice In Retirement Portfolio's Statement of Operations since October 2, 2020.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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11. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2022 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund(3)	$564,164	$54,931	$165,426	$(52,224)	$401,445	40,632	$(5,404)	$12,177
High Income Fund(3)	98,904	7,902	24,898	(10,850)	71,058	8,409	(1,155)	6,063
Inflation-Adjusted Bond Fund	85,346	4,166	21,204	(7,551)	60,757	5,084	1,372	3,921
Short Duration Fund	282,055	16,372	87,850	(11,247)	199,330	20,094	(1,564)	5,972
Short Duration Inflation Protection Bond Fund	204,585	11,477	63,995	(7,465)	144,602	13,206	3,400	7,604
Disciplined Growth Fund(3)	69,515	16,856	10,673	(17,599)	58,099	2,946	839	8,282
Equity Growth Fund(3)	93,849	25,313	14,700	(27,331)	77,131	2,984	1,616	17,504
Focused Large Cap Value Fund(3)	228,206	69,152	70,028	(41,996)	185,334	18,571	2,822	46,912
Growth Fund(3)	103,695	29,089	21,468	(24,641)	86,675	2,016	3,395	9,224
Heritage Fund(3)	47,664	14,887	6,332	(16,170)	40,049	1,799	90	4,610
Mid Cap Value Fund(3)	101,022	29,644	30,314	(16,595)	83,757	5,089	1,354	19,972
Small Cap Growth Fund	23,856	7,782	3,120	(8,388)	20,130	1,073	(86)	3,983
Small Cap Value Fund	23,490	2,601	3,454	(2,707)	19,930	1,971	193	2,002
Sustainable Equity Fund	173,514	22,073	32,093	(20,023)	143,471	3,485	5,616	5,462
Emerging Markets Debt Fund	31,143	988	5,125	(4,842)	22,164	2,548	(321)	976
Global Bond Fund	226,344	15,067	58,584	(23,067)	159,760	17,032	(1,239)	7,453
International Bond Fund	61,668	3,438	9,689	(10,881)	44,536	3,959	(390)	725
Global Real Estate Fund(3)	25,442	8,666	6,983	(6,252)	20,873	1,621	145	5,309
International Growth Fund(3)	104,188	32,728	16,997	(33,295)	86,624	7,790	1,129	10,848
International Small-Mid Cap Fund(4)	12,352	4,506	1,805	(4,985)	10,068	1,050	24	2,249
International Value Fund(3)	118,242	35,923	29,834	(26,549)	97,782	13,543	(1,112)	13,312
	$2,679,244	$413,561	$684,572	$(374,658)	$2,033,575	174,902	$10,724	$194,560

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Diversified Bond Fund(3)	$532,883	$44,276	$142,985	$(48,363)	$385,811	39,050	$(7,621)	$11,720
High Income Fund(3)	105,424	7,567	27,890	(11,573)	73,528	8,702	(1,083)	6,378
Inflation-Adjusted Bond Fund	105,789	5,882	31,625	(9,637)	70,409	5,892	2,333	4,636
Short Duration Fund	194,407	8,718	38,520	(8,823)	155,782	15,704	(919)	4,480
Short Duration Inflation Protection Bond Fund	134,688	8,169	28,632	(3,948)	110,277	10,071	872	5,599
Disciplined Growth Fund(3)	75,151	13,722	9,562	(19,574)	59,737	3,029	1,721	8,774
Equity Growth Fund(3)	94,621	21,204	12,010	(27,772)	76,043	2,942	1,799	17,565
Focused Large Cap Value Fund(3)	222,768	64,410	64,708	(41,260)	181,210	18,157	2,357	46,357
Growth Fund(3)	110,908	22,039	15,659	(28,308)	88,980	2,069	5,024	9,721
Heritage Fund(3)	56,028	13,215	6,419	(19,769)	43,055	1,934	1,634	5,191
Mid Cap Value Fund(3)	110,515	28,997	32,451	(18,630)	88,431	5,372	2,130	21,522
Small Cap Growth Fund	25,059	6,770	2,442	(9,109)	20,278	1,081	312	4,090
Small Cap Value Fund	25,807	2,549	4,899	(3,368)	20,089	1,987	834	2,064
Sustainable Equity Fund	173,505	14,106	25,907	(20,597)	141,107	3,427	5,661	5,458
Emerging Markets Fund(3)	12,708	1,138	1,974	(5,057)	6,815	651	1,266	858
Global Real Estate Fund(3)	29,596	7,021	6,816	(7,589)	22,212	1,725	693	5,799
International Growth Fund(3)	108,198	28,582	12,825	(36,441)	87,514	7,870	2,840	11,235
International Small-Mid Cap Fund(4)	19,933	5,037	3,064	(8,310)	13,596	1,418	1,214	3,203
International Value Fund(3)	109,154	32,319	22,719	(25,891)	92,863	12,862	(816)	12,730
Non-U.S. Intrinsic Value Fund	11,048	549	4,947	(1,120)	5,530	635	(34)	461
Emerging Markets Debt Fund	41,752	1,677	9,851	(6,063)	27,515	3,163	(515)	1,274
Global Bond Fund	214,104	10,467	47,133	(21,941)	155,497	16,577	(1,929)	7,304
International Bond Fund	52,490	4,398	5,854	(9,870)	41,164	3,659	(468)	670
	$2,566,536	$352,812	$558,892	$(393,013)	$1,967,443	167,977	$17,305	$197,089

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Disciplined Growth Fund(3)	$62,379	$13,630	$4,937	$(16,885)	$54,187	2,748	$1,129	$7,590
Equity Growth Fund(3)	84,151	19,062	8,171	(24,489)	70,553	2,729	870	15,877
Focused Dynamic Growth Fund	10,086	406	1,150	(3,415)	5,927	135	1,027	184
Focused Large Cap Value Fund(3)	200,240	55,441	50,949	(36,793)	167,939	16,828	1,209	42,106
Growth Fund(3)	107,546	24,159	13,849	(26,668)	91,188	2,121	3,676	9,584
Heritage Fund(3)	61,600	15,428	4,303	(22,094)	50,631	2,275	1,148	5,884
Mid Cap Value Fund(3)	111,525	27,544	28,470	(18,419)	92,180	5,600	1,317	22,063
Small Cap Growth Fund	23,287	5,617	1,125	(8,842)	18,937	1,009	415	3,865
Small Cap Value Fund	23,691	3,121	3,902	(2,745)	20,165	1,995	385	1,956
Sustainable Equity Fund	155,874	14,037	19,617	(17,317)	132,977	3,230	3,871	4,931
Diversified Bond Fund(3)	443,942	48,880	113,268	(41,939)	337,615	34,172	(5,629)	9,952
High Income Fund(3)	97,839	7,649	19,974	(11,592)	73,922	8,748	(664)	6,129
Inflation-Adjusted Bond Fund	103,657	7,357	24,625	(8,908)	77,481	6,484	1,220	4,883
Short Duration Fund	100,130	4,882	14,867	(4,783)	85,362	8,605	(370)	2,364
Short Duration Inflation Protection Bond Fund	65,387	4,623	11,258	(1,653)	57,099	5,215	146	2,764
Emerging Markets Fund(3)	28,774	5,035	1,837	(11,139)	20,833	1,990	537	2,370
Global Real Estate Fund(3)	29,617	7,005	4,887	(7,945)	23,790	1,847	534	6,114
International Growth Fund(3)	102,281	27,305	6,930	(35,534)	87,122	7,835	3,197	10,706
International Small-Mid Cap Fund(4)	24,238	6,752	1,603	(10,758)	18,629	1,943	985	4,370
International Value Fund(3)	90,906	24,339	14,188	(22,029)	79,028	10,946	(580)	10,642
Non-U.S. Intrinsic Value Fund	21,703	2,139	4,487	(2,972)	16,383	1,881	70	1,128
Emerging Markets Debt Fund	46,288	2,530	6,693	(7,476)	34,649	3,983	(252)	1,480
Global Bond Fund	186,424	12,348	38,574	(19,290)	140,908	15,022	(1,682)	6,408
International Bond Fund	43,072	1,689	3,882	(7,994)	32,885	2,923	(217)	531
	$2,224,637	$340,978	$403,546	$(371,679)	$1,790,390	150,264	$12,342	$183,881

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Disciplined Growth Fund(3)	$63,797	$11,429	$5,587	$(16,467)	$53,172	2,696	$936	$7,582
Equity Growth Fund(3)	102,168	20,837	8,800	(30,565)	83,640	3,236	2,408	18,805
Focused Dynamic Growth Fund	32,033	2,081	2,378	(10,747)	20,989	479	2,605	624
Focused Large Cap Value Fund(3)	237,422	62,924	59,011	(43,184)	198,151	19,855	1,144	49,583
Growth Fund(3)	137,994	27,873	15,680	(35,676)	114,511	2,663	6,461	12,185
Heritage Fund(3)	94,520	20,398	7,194	(33,081)	74,643	3,353	1,530	8,876
Mid Cap Value Fund(3)	142,172	34,231	35,591	(23,194)	117,618	7,146	1,390	28,036
Small Cap Growth Fund	29,148	6,325	1,215	(10,770)	23,488	1,252	183	4,847
Small Cap Value Fund	30,535	3,456	4,886	(3,648)	25,457	2,518	772	2,414
Sustainable Equity Fund	187,425	14,800	24,710	(21,264)	156,251	3,795	5,160	5,898
Diversified Bond Fund(3)	476,136	46,487	109,673	(45,585)	367,365	37,183	(6,237)	10,861
High Income Fund(3)	111,486	8,784	18,261	(13,793)	88,216	10,440	(701)	7,239
Inflation-Adjusted Bond Fund	106,135	6,919	18,097	(8,572)	86,385	7,229	51	5,372
Short Duration Fund	52,273	6,238	5,058	(2,820)	50,633	5,104	(144)	1,351
Short Duration Inflation Protection Bond Fund	32,578	5,286	4,189	(797)	32,878	3,003	(49)	1,538
Emerging Markets Fund(3)	62,196	12,145	3,975	(23,533)	46,833	4,473	(152)	5,257
Global Real Estate Fund(3)	42,777	9,411	7,421	(11,362)	33,405	2,594	1,104	8,476
International Growth Fund(3)	127,751	29,736	7,497	(43,423)	106,567	9,583	3,328	13,270
International Small-Mid Cap Fund(4)	40,345	10,331	3,388	(17,523)	29,765	3,104	1,895	7,014
International Value Fund(3)	95,204	23,972	14,217	(23,006)	81,953	11,351	(748)	11,008
Non-U.S. Intrinsic Value Fund	41,626	4,174	8,116	(5,774)	31,910	3,664	59	2,195
Emerging Markets Debt Fund	58,733	3,479	5,784	(9,991)	46,437	5,338	(350)	1,965
Global Bond Fund	196,072	10,954	31,749	(21,164)	154,113	16,430	(1,529)	6,966
International Bond Fund	25,761	4,231	73	(5,898)	24,021	2,135	(4)	379
	$2,526,287	$386,501	$402,550	$(461,837)	$2,048,401	168,624	$19,112	$221,741

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Disciplined Growth Fund(3)	$34,661	$6,501	$2,512	$(8,952)	$29,698	1,506	$434	$4,195
Equity Growth Fund(3)	74,231	15,953	8,326	(21,519)	60,339	2,334	962	13,836
Focused Dynamic Growth Fund	37,118	4,950	1,715	(12,167)	28,186	644	1,901	775
Focused Large Cap Value Fund(3)	178,545	45,089	46,543	(32,184)	144,907	14,520	628	37,285
Growth Fund(3)	106,397	21,444	13,348	(26,230)	88,263	2,053	3,948	9,377
Heritage Fund(3)	86,573	21,938	10,288	(29,552)	68,671	3,085	926	8,157
Mid Cap Value Fund(3)	112,236	26,805	30,003	(17,958)	91,080	5,533	868	22,148
Small Cap Growth Fund	22,203	4,705	646	(8,215)	18,047	962	137	3,692
Small Cap Value Fund	23,112	2,655	3,931	(2,780)	19,056	1,885	561	1,871
Sustainable Equity Fund	137,015	9,069	16,584	(15,622)	113,878	2,766	3,761	4,299
Diversified Bond Fund(3)	311,924	40,979	81,608	(29,518)	241,777	24,471	(4,815)	7,168
High Income Fund(3)	75,962	6,586	12,497	(9,465)	60,586	7,170	(610)	5,006
Inflation-Adjusted Bond Fund	64,473	4,137	11,882	(5,159)	51,569	4,315	16	3,228
Short Duration Fund	6,611	3,154	—	(512)	9,253	933	—	226
Short Duration Inflation Protection Bond Fund	3,975	2,351	58	(158)	6,110	558	1	267
Emerging Markets Fund(3)	72,795	16,497	5,974	(27,394)	55,924	5,341	(256)	6,183
Global Real Estate Fund(3)	34,639	7,941	6,303	(9,013)	27,264	2,117	577	6,984
International Growth Fund(3)	97,066	21,712	5,593	(32,803)	80,382	7,229	2,383	10,059
International Small-Mid Cap Fund(4)	35,182	9,942	1,771	(15,339)	28,014	2,921	1,096	6,388
International Value Fund(3)	61,479	13,584	8,656	(14,847)	51,560	7,141	(360)	7,081
Non-U.S. Intrinsic Value Fund	41,499	5,111	7,526	(5,874)	33,210	3,813	(75)	2,320
Emerging Markets Debt Fund	44,313	2,281	4,051	(7,509)	35,034	4,027	(273)	1,476
Global Bond Fund	125,662	6,969	20,879	(13,496)	98,256	10,475	(1,085)	4,477
International Bond Fund	3,070	2,355	—	(972)	4,453	396	—	65
	$1,790,741	$302,708	$300,694	$(347,238)	$1,445,517	116,195	$10,725	$166,563

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Disciplined Growth Fund(3)	$23,892	$3,879	$1,373	$(6,295)	$20,103	1,019	$177	$2,967
Equity Growth Fund(3)	85,538	17,755	12,236	(24,362)	66,695	2,580	1,355	15,592
Focused Dynamic Growth Fund	59,246	7,786	3,078	(19,719)	44,235	1,010	3,022	1,236
Focused Large Cap Value Fund(3)	205,098	50,301	56,165	(36,958)	162,276	16,260	1,687	41,443
Growth Fund(3)	123,448	23,184	16,770	(30,799)	99,063	2,304	5,331	10,779
Heritage Fund(3)	106,942	25,508	11,801	(35,564)	85,085	3,822	(80)	10,169
Mid Cap Value Fund(3)	129,150	29,175	34,672	(21,070)	102,583	6,232	1,737	24,829
Small Cap Growth Fund	25,689	5,206	698	(9,473)	20,724	1,105	103	4,263
Small Cap Value Fund	27,350	2,837	4,720	(3,406)	22,061	2,182	852	2,137
Sustainable Equity Fund	157,373	9,687	22,264	(19,155)	125,641	3,052	6,085	4,860
Diversified Bond Fund(3)	272,059	34,353	60,587	(27,074)	218,751	22,141	(3,630)	6,420
High Income Fund(3)	66,653	6,306	7,469	(8,795)	56,695	6,709	(336)	4,537
Inflation-Adjusted Bond Fund	53,362	4,304	7,726	(4,386)	45,554	3,812	(72)	2,810
Emerging Markets Fund(3)	93,862	21,474	4,674	(36,189)	74,473	7,113	(489)	8,150
Global Real Estate Fund(3)	42,198	9,529	9,422	(10,797)	31,508	2,446	772	8,371
International Growth Fund(3)	112,577	21,243	7,660	(37,002)	89,158	8,018	2,497	11,436
International Small-Mid Cap Fund(4)	43,283	11,125	2,603	(18,970)	32,835	3,424	1,538	7,775
International Value Fund(3)	64,957	12,518	10,382	(15,531)	51,562	7,142	(362)	7,350
Non-U.S. Intrinsic Value Fund	52,658	6,105	10,261	(7,329)	41,173	4,727	(56)	2,848
Emerging Markets Debt Fund	38,910	3,668	2,773	(7,035)	32,770	3,767	(232)	1,365
Global Bond Fund	107,776	7,317	14,557	(12,112)	88,424	9,427	(787)	3,978
	$1,892,021	$313,260	$301,891	$(392,021)	$1,511,369	118,292	$19,112	$183,315

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Disciplined Growth Fund(3)	$5,691	$2,036	—	$(1,750)	$5,977	303	—	$840
Equity Growth Fund(3)	64,313	13,667	$9,081	(18,308)	50,591	1,957	$811	11,864
Focused Dynamic Growth Fund	56,212	10,418	4,199	(18,138)	44,293	1,011	1,809	1,206
Focused Large Cap Value Fund(3)	156,222	39,532	43,386	(27,706)	124,662	12,491	54	32,362
Growth Fund(3)	93,107	19,830	14,821	(21,717)	76,399	1,777	2,448	8,144
Heritage Fund(3)	80,512	24,236	13,608	(25,852)	65,288	2,933	(746)	7,720
Mid Cap Value Fund(3)	98,677	22,800	26,136	(15,658)	79,683	4,841	633	19,209
Small Cap Growth Fund	19,647	4,176	874	(7,151)	15,798	842	29	3,249
Small Cap Value Fund	20,006	2,193	3,126	(2,401)	16,672	1,649	488	1,640
Sustainable Equity Fund	118,940	7,828	15,942	(14,251)	96,575	2,346	4,160	3,682
Emerging Markets Fund(3)	73,486	17,793	6,347	(27,226)	57,706	5,512	(644)	6,220
Global Real Estate Fund(3)	31,185	7,078	4,962	(8,197)	25,104	1,949	406	6,336
International Growth Fund(3)	84,888	17,635	7,004	(26,739)	68,780	6,185	531	8,686
International Small-Mid Cap Fund(4)	32,184	8,767	1,360	(14,099)	25,492	2,658	843	5,906
International Value Fund(3)	45,546	8,486	6,504	(10,901)	36,627	5,073	(359)	5,213
Non-U.S. Intrinsic Value Fund	44,287	5,778	8,133	(6,161)	35,771	4,107	(82)	2,436
Diversified Bond Fund(3)	145,192	25,989	34,365	(15,000)	121,816	12,330	(1,894)	3,528
High Income Fund(3)	35,617	3,492	3,348	(4,780)	30,981	3,666	(176)	2,460
Inflation-Adjusted Bond Fund	29,101	1,868	3,339	(2,393)	25,237	2,112	(19)	1,527
Emerging Markets Debt Fund	21,138	2,044	1,774	(3,771)	17,637	2,027	(148)	737
Global Bond Fund	58,001	5,096	7,293	(6,636)	49,168	5,242	(393)	2,169
	$1,313,952	$250,742	$215,602	$(278,835)	$1,070,257	81,011	$7,751	$135,134

(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Equity Growth Fund(3)	$44,430	$10,575	$5,868	$(12,691)	$36,446	1,410	$255	$8,401
Focused Dynamic Growth Fund	42,943	12,431	4,635	(13,646)	37,093	847	484	966
Focused Large Cap Value Fund(3)	108,063	30,765	31,184	(19,098)	88,546	8,872	(199)	22,444
Growth Fund(3)	64,280	16,917	11,238	(14,853)	55,106	1,282	1,052	5,784
Heritage Fund(3)	55,735	19,208	9,225	(18,196)	47,522	2,135	(841)	5,457
Mid Cap Value Fund(3)	68,244	17,172	17,887	(10,839)	56,690	3,444	225	13,480
Small Cap Growth Fund	13,695	3,288	579	(5,032)	11,372	606	33	2,288
Small Cap Value Fund	13,655	2,043	2,082	(1,519)	12,097	1,197	143	1,157
Sustainable Equity Fund	82,302	8,045	11,416	(9,316)	69,615	1,691	2,151	2,608
Emerging Markets Fund(3)	50,465	16,276	6,353	(19,065)	41,323	3,947	(839)	4,445
Global Real Estate Fund(3)	21,610	5,935	4,180	(5,619)	17,746	1,378	200	4,501
International Growth Fund(3)	58,790	14,098	4,233	(19,000)	49,655	4,465	305	6,166
International Small-Mid Cap Fund(4)	22,172	7,140	735	(9,916)	18,661	1,946	444	4,172
International Value Fund(3)	30,274	6,259	4,230	(7,299)	25,004	3,463	(301)	3,527
Non-U.S. Intrinsic Value Fund	32,336	5,720	7,167	(4,485)	26,404	3,032	(133)	1,810
Diversified Bond Fund(3)	79,512	17,807	22,641	(8,000)	66,678	6,749	(1,391)	1,948
High Income Fund(3)	19,511	2,207	1,941	(2,646)	17,131	2,027	(104)	1,363
Inflation-Adjusted Bond Fund	15,877	1,536	2,493	(1,305)	13,615	1,139	(49)	847
Emerging Markets Debt Fund	11,465	1,573	975	(2,107)	9,956	1,144	(79)	409
Global Bond Fund	31,821	4,191	6,039	(3,537)	26,436	2,818	(409)	1,201
	$867,180	$203,186	$155,101	$(188,169)	$727,096	53,592	$947	$92,974
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Equity Growth Fund(3)	$17,196	$5,840	$1,958	$(4,942)	$16,136	624	$(81)	$3,336
Focused Dynamic Growth Fund	16,736	7,711	3,373	(4,927)	16,147	369	(404)	386
Focused Large Cap Value Fund(3)	41,952	14,006	9,405	(7,312)	39,241	3,932	(522)	9,122
Growth Fund(3)	24,956	9,572	4,994	(5,487)	24,047	559	(173)	2,314
Heritage Fund(3)	21,646	10,790	4,813	(7,056)	20,567	924	(576)	2,166
Mid Cap Value Fund(3)	26,514	7,882	5,450	(4,116)	24,830	1,509	(183)	5,444
Small Cap Growth Fund	5,388	1,913	266	(1,996)	5,039	269	8	905
Small Cap Value Fund	5,338	1,212	797	(562)	5,191	513	14	460
Sustainable Equity Fund	31,966	5,863	4,342	(3,063)	30,424	739	99	1,031
Emerging Markets Fund(3)	19,748	8,793	2,267	(7,933)	18,341	1,752	(231)	1,815
Global Real Estate Fund(3)	8,213	3,364	1,555	(2,121)	7,901	613	(30)	1,804
International Growth Fund(3)	22,826	8,466	2,153	(7,365)	21,774	1,958	(218)	2,492
International Small-Mid Cap Fund(4)	8,624	3,718	243	(3,843)	8,256	861	15	1,650
International Value Fund(3)	11,327	3,458	1,174	(2,855)	10,756	1,490	(145)	1,357
Non-U.S. Intrinsic Value Fund	12,779	3,198	2,214	(1,859)	11,904	1,367	(81)	735
Diversified Bond Fund(3)	25,649	8,154	6,112	(2,847)	24,844	2,515	(364)	670
High Income Fund(3)	6,321	1,315	506	(922)	6,208	735	(26)	464
Inflation-Adjusted Bond Fund	5,095	912	557	(449)	5,001	418	(17)	289
Emerging Markets Debt Fund	3,719	889	205	(731)	3,672	422	(18)	137
Global Bond Fund	10,173	2,527	1,583	(1,242)	9,875	1,053	(101)	407
	$326,166	$109,583	$53,967	$(71,628)	$310,154	22,622	$(3,034)	$36,984
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Equity Growth Fund(3)	$490	$1,336	$203	$(275)	$1,348	52	$(41)	$184
Focused Dynamic Growth Fund	472	1,391	246	(272)	1,345	31	(50)	21
Focused Large Cap Value Fund(3)	1,194	2,965	472	(412)	3,275	328	(54)	524
Growth Fund(3)	710	1,933	319	(314)	2,010	47	(46)	126
Heritage Fund(3)	614	1,827	372	(342)	1,727	78	(88)	115
Mid Cap Value Fund(3)	753	1,837	282	(238)	2,070	126	(27)	313
Small Cap Growth Fund	154	428	64	(100)	418	22	(17)	48
Small Cap Value Fund	155	348	55	(31)	417	41	(3)	25
Sustainable Equity Fund	907	2,121	319	(194)	2,515	61	(22)	54
Emerging Markets Fund(3)	564	1,654	219	(465)	1,534	147	(46)	111
Global Real Estate Fund(3)	235	626	71	(136)	654	51	(7)	108
International Growth Fund(3)	649	1,785	213	(431)	1,790	161	(36)	143
International Small-Mid Cap Fund(4)	244	722	77	(213)	676	70	(20)	91
International Value Fund(3)	322	827	93	(167)	889	123	(11)	74
Non-U.S. Intrinsic Value Fund	369	887	121	(119)	1,016	117	(9)	40
Diversified Bond Fund(3)	693	1,715	373	(153)	1,882	191	(22)	36
High Income Fund(3)	174	415	63	(52)	474	56	(3)	25
Inflation-Adjusted Bond Fund	138	318	55	(25)	376	31	(2)	17
Emerging Markets Debt Fund	105	249	31	(41)	282	32	(2)	7
Global Bond Fund	277	666	129	(63)	751	80	(7)	21
	$9,219	$24,050	$3,777	$(4,043)	$25,449	1,845	$(513)	$2,083
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended July 31, 2022, the net assets of the NT fund of the same name were transferred to this underlying fund in exchange for shares of this underlying fund through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
I Class
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
C Class
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
R Class
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(3)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(4)	0.51%(4)	2.49%(4)	2.37%(4)	13%(5)	$236,569

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2022	$16.17	0.67	(1.92)	(1.25)	(0.55)	(0.67)	(1.22)	$13.70	(8.54)%	0.76%	0.78%	4.42%	4.40%	15%	$712,029
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
I Class
2022	$16.19	0.71	(1.94)	(1.23)	(0.58)	(0.67)	(1.25)	$13.71	(8.40)%	0.56%	0.59%	4.62%	4.59%	15%	$320,347
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
A Class
2022	$16.15	0.63	(1.92)	(1.29)	(0.51)	(0.67)	(1.18)	$13.68	(8.79)%	1.01%	1.03%	4.17%	4.15%	15%	$179,681
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$16.12	0.55	(1.95)	(1.40)	(0.39)	(0.67)	(1.06)	$13.66	(9.45)%	1.76%	1.78%	3.42%	3.40%	15%	$2,007
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
R Class
2022	$16.13	0.58	(1.91)	(1.33)	(0.47)	(0.67)	(1.14)	$13.66	(9.04)%	1.26%	1.28%	3.92%	3.90%	15%	$233,649
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
R6 Class
2022	$12.07	0.54	(1.40)	(0.86)	(0.61)	(0.67)	(1.28)	$9.93	(8.26)%	0.41%	0.49%	4.77%	4.69%	15%	$519,716
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(3)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(4)	0.53%(4)	2.53%(4)	2.41%(4)	14%(5)	$426,813

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
I Class
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
A Class
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
R Class
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
R6 Class
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(3)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(4)	0.56%(4)	2.55%(4)	2.42%(4)	16%(5)	$408,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
I Class
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
A Class
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
R Class
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
R6 Class
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(3)	$12.12	0.24	0.38	0.62	(0.20)	—(4)	(0.20)	$12.54	5.17%	0.46%(5)	0.58%(5)	2.48%(5)	2.36%(5)	16%(6)	$359,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
I Class
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
A Class
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
R Class
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
R6 Class
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(3)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(4)	0.60%(4)	2.44%(4)	2.32%(4)	17%(5)	$327,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
I Class
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
A Class
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
R Class
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
R6 Class
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(3)	$12.48	0.23	0.55	0.78	(0.23)	—(4)	(0.23)	$13.03	6.29%	0.51%(5)	0.61%(5)	2.35%(5)	2.25%(5)	16%(6)	$269,683

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
I Class
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
A Class
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(3)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
R Class
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
R6 Class
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(4)	$12.59	0.23	0.59	0.82	(0.19)	—(3)	(0.19)	$13.22	6.61%	0.53%(5)	0.63%(5)	2.28%(5)	2.18%(5)	21%(6)	$221,191

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
I Class
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
A Class
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
R Class
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
R6 Class
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(3)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(5)	$120,777

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
I Class
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
A Class
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
R Class
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
R6 Class
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(3)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(5)	$20,862

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(3)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%(4)	0.94%(4)	0.33%(4)	0.27%(4)	17%	$2,103
I Class
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(3)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%(4)	0.75%(4)	0.53%(4)	0.46%(4)	17%	$1,901
A Class
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(3)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%(4)	1.19%(4)	0.08%(4)	0.02%(4)	17%	$271
C Class
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(3)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%(4)	1.94%(4)	(0.67)%(4)	(0.73)%(4)	17%	$32
R Class
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(3)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%(4)	1.44%(4)	(0.17)%(4)	(0.23)%(4)	17%	$1,688
R6 Class
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(3)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%(4)	0.61%(4)	0.68%(4)	0.60%(4)	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 23, 2020 (fund inception) through July 31, 2021.
(4)Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® In Retirement Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, and One Choice® 2065 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to One Choice® 2065 Portfolio, for the year then ended and the period from September 23, 2020 (commencement of operations) through July 31, 2021), the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the year then ended and the period from September 23, 2020 (commencement of operations) through July 31, 2021), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (as to One Choice® 2065 Portfolio, for the year then ended and the period from September 23, 2020 (commencement of operations) through July 31, 2021), and the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the year then ended and the period from September 23, 2020 (commencement of operations) through July 31, 2021), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 15, 2022

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	64	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	64	Alleghany Corporation
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	64	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	64	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	64	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	64	None
Stephen E. Yates (1948)	Director	Since 2012	Retired	105	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	139	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Funds' investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2022.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2022 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$10,752,064	$10,910,542	$10,262,899	$12,535,299	$9,482,428

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$10,707,129	$8,194,422	$5,726,572	$2,309,171	$132,538

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2022.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$102,663,780	$105,767,911	$85,453,797	$97,875,673	$72,589,200

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$79,833,180	$44,640,422	$30,276,307	$7,360,586	$39,525

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2022.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$6,500,073	$3,417,622	$3,437,967	$3,803,778	$2,963,158

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$3,347,683	$2,148,402	$1,946,439	$734,723	$6,466

For the fiscal year ended July 31, 2022, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$376,679	$0.0021	$5,097,988	$0.0288
One Choice 2025 Portfolio	$419,421	$0.0027	$5,341,315	$0.0338
One Choice 2030 Portfolio	$449,756	$0.0029	$5,264,731	$0.0344
One Choice 2035 Portfolio	$617,821	$0.0041	$6,713,963	$0.0440
One Choice 2040 Portfolio	$530,315	$0.0045	$5,440,990	$0.0462
One Choice 2045 Portfolio	$628,001	$0.0059	$6,329,802	$0.0590
One Choice 2050 Portfolio	$487,092	$0.0060	$4,793,828	$0.0586
One Choice 2055 Portfolio	$346,892	$0.0068	$3,370,355	$0.0661
One Choice 2060 Portfolio	$138,208	$0.0062	$1,332,937	$0.0598
One Choice 2065 Portfolio	$7,484	$0.0032	$71,959	$0.0307

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$9,295,507	$6,401,343	$7,259,613	$7,672,850	$7,138,406

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$7,831,413	$6,142,375	$4,171,193	$2,404,211	$35,787

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2209

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins and Barry Fink are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2021: $216,645
FY 2022: $206,780

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2021: $546,515
FY 2022: $2,285,611

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 28, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 28, 2022